UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	10/31/2008

Item 1 – Reports to Stockholders

OCTOBER 31, 2008	ANNUAL REPORT

The TARGET Portfolio Trust®

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

TARGET Funds, TARGET Portfolio Trust, Prudential, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

December 15, 2008

Dear TARGET Shareholder:

We hope you find the annual report for The TARGET Portfolio Trust informative and useful. Today many investors may be asking where they can find new growth opportunities. We believe that as a TARGET shareholder, you are uniquely positioned for domestic and global growth opportunities because you already have a strategic investment plan in place.

A structured and professional approach to investing can help you “tune out” the noise of current market developments and allows you to concentrate on what’s really important—your long-term goals. It starts with a personal plan that you and your financial professional construct based on your reasons for investing, the time you have to reach your goals, and the level of risk you are willing to assume. Your financial professional can work closely with you to develop an appropriate asset allocation and select the corresponding TARGET portfolio for each asset class in your investment plan. The managers for each portfolio are carefully chosen from among the leading institutional money managers available, and are monitored by our team of experienced investment management analysts.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you track your plan’s progress, stay informed of important developments, and assist you in determining whether you need to modify your portfolio. In these ways and more, the TARGET portfolios can help make your investment goals a reality.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Pursuant to the termination of the TARGET program on December 15, 2008, such fee is no longer applicable.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.49%; Class T, 0.74%. Net operating expenses apply to: Class R, 1.24%; Class T, 0.74%, after contractual reduction through 2/28/2010.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.46%; Class T, 0.71%. Net operating expenses apply to: Class R, 1.21%; Class T, 0.71%, after contractual reduction through 2/28/2010.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.55%; Class T, 0.80%. Net operating expenses apply to: Class R, 1.30%; Class T, 0.80%, after contractual reduction through 2/28/2010.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.55%; Class T, 0.80%. Net operating expenses apply to: Class R, 1.30%; Class T, 0.80%, after contractual reduction through 2/28/2010.

International Equity Portfolio:

Gross operating expenses: Class R, 1.58%; Class T, 0.83%. Net operating expenses apply to: Class R, 1.33%; Class T, 0.83%, after contractual reduction through 2/28/2010.

Equity Portfolios
	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	–38.48%	N/A	N/A	–22.68% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	–38.14	–10.81%	5.34%	—
S&P 500 Index[3]	–36.08	1.31	4.03	***
Russell 1000 Growth Index[3]	–36.95	–6.28	–19.11	****
Lipper Large-Cap Growth Funds Avg.[4]	–38.55	–7.21	–3.57	*****

2	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	–24.06%	N/A	N/A	–4.06% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	–24.88	1.23%	1.50%	—
S&P 500 Index[3]	–21.96	5.17	3.06	***
Russell 1000 Growth Index[3]	–20.88	3.74	0.59	****
Lipper Large-Cap Growth Funds Avg.[4]	–22.95	3.25	1.72	*****

	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	–40.60%	N/A	N/A	–30.96% (8/22/06)
Large Capitalization Value Portfolio (Class T)	–40.29	3.26%	24.24%	—
S&P 500 Index[3]	–36.08	1.31	4.03	***
Russell 1000 Value Index[3]	–36.80	9.88	31.66	****
Lipper Large-Cap Value Funds Avg.[4]	–37.28	3.07	19.90	*****

	Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	–26.62%	N/A	N/A	–7.37% (8/22/06)
Large Capitalization Value Portfolio (Class T)	–27.35	4.66%	3.49%	—
S&P 500 Index[3]	–21.96	5.17	3.06	***
Russell 1000 Value Index[3]	–23.56	7.12	5.55	****
Lipper Large-Cap Value Funds Avg.[4]	–23.80	5.52	4.34	*****

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)	–47.78%	N/A	N/A	–35.05% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	–47.54	–20.59%	–15.01%	—
Russell 2000 Index[3]	–34.16	8.09	61.34	***
Russell 2000 Growth Index[3]	–37.87	–0.63	17.50	****
Lipper Small-Cap Growth Funds Avg.[4]	–42.01	–7.67	51.83	*****

	Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)	–31.63%	N/A	N/A	–8.75% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	–32.27	0.01%	–0.26%	—
Russell 2000 Index[3]	–14.48	8.15	7.81	***
Russell 2000 Growth Index[3]	–17.07	6.64	4.67	****
Lipper Small-Cap Growth Funds Avg.[4]	–23.61	4.81	6.56	*****

	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)	–30.57%	N/A	N/A	–18.27% (8/22/06)
Small Capitalization Value Portfolio (Class T)	–30.23	31.00%	161.60%	—
Russell 2000 Index[3]	–34.16	8.09	61.34	***
Russell 2000 Value Index[3]	–30.54	16.19	104.12	****
Lipper Small-Cap Core Funds Avg.[4]	–36.97	5.74	88.99	*****

4	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)	–11.60%	N/A	N/A	0.72% (8/22/06)
Small Capitalization Value Portfolio (Class T)	–12.48	10.56%	11.38%	—
Russell 2000 Index[3]	–14.48	8.15	7.81	***
Russell 2000 Value Index[3]	–12.25	9.45	10.14	****
Lipper Small-Cap Core Funds Avg.[4]	–18.73	7.35	8.87	*****

	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)	–48.30%	N/A	N/A	–27.87% (8/22/06)
International Equity Portfolio (Class T)	–47.99	20.68%	18.14%	—
MSCI EAFE ND Index[3]	–46.62	19.32	17.98	***
Lipper International Large-Cap Core Funds Avg.[4]	–47.80	13.41	13.75	*****

	Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)	–32.04%	N/A	N/A	–4.56% (8/22/06)
International Equity Portfolio (Class T)	–32.71	8.11%	3.23%	—
MSCI EAFE ND Index[3]	–30.50	9.69	5.02	***
Lipper International Large-Cap Core Funds Avg.[4]	–30.65	8.68	4.50	*****

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for equity portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. International Large Cap Core funds invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.

***Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –22.45% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/08 is –3.32% for Class R. Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –22.45% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/08 is –3.32% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –23.28% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 9/30/08 is –1.51% for Class R. Small Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –23.28% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 9/30/08 is –1.51% for Class R. International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –30.63% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total return as of 9/30/08 is –6.51% for Class R.

6	THE TARGET PORTFOLIO TRUST

****Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –20.05% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/08 is –1.44% for Class R. Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –26.22% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 9/30/08 is –5.32% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –22.25% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/08 is –0.34% for Class R. Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –24.78% for Class R. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 9/30/08 is –2.93% for Class R.

*****Large Capitalization Growth Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –20.87% for Class R. Lipper Average Index Closest Month-End to Inception average annual total return as of 9/30/08 is –2.32% for Class R. Large Capitalization Value Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –26.02% for Class R. Lipper Average Index Closest Month-End to Inception average annual total return as of 9/30/08 is –5.30% for Class R. Small Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/08 is –25.84% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/08 is –3.14% for Class R. Small Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/08 is –26.09% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/08 is –3.41% for Class R. International Equity Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/08 is –31.48% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/08 is –6.50% for Class R.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Pursuant to the termination of the TARGET program on December 15, 2008, such fee is no longer applicable.

International Bond Portfolio:

Gross operating expenses: Class T, 1.15%. Net operating expenses apply to: Class T, 1.15%.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.48%; Class T, 0.73%. Net operating expenses apply to: Class R, 1.23%; Class T, 0.73%, after contractual reduction through 2/28/2010.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.60%. Net operating expenses apply to: Class T, 0.60%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 1.94%. Net operating expenses apply to: Class T, 1.94%.

Fixed Income Portfolios
	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	–2.40%	9.55%	20.32%
Citigroup Non-U.S. WGBI–Hedged[3]	4.54	25.46	62.87
Lipper International Income Funds Avg.[4]	–5.88	18.50	56.46

	Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	–1.73%	0.53%	0.75%
Citigroup Non-U.S. WGBI–Hedged[3]	4.36	4.24	4.89
Lipper International Income Funds Avg.[4]	0.29	4.10	4.92

8	THE TARGET PORTFOLIO TRUST

	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)	–2.24%	N/A	N/A	4.58% (8/22/06)
Total Return Bond Portfolio (Class T)	–1.71	18.29%	63.13%	—
Barclays Capital U.S. Aggregate Bond Index[3]	0.30	18.67	62.90	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	–13.76	2.88	38.93	****

	Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)	0.66%	N/A	N/A	3.25% (8/22/06)
Total Return Bond Portfolio (Class T)	–0.37	2.17%	3.60%	—
Barclays Capital U.S. Aggregate Bond Index[3]	3.65	3.78	5.20	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	–6.20	2.13	4.06	****

	Cumulative Total Returns[1] as of 10/31/08 (Without TARGET Program Fee)			Average Annual Total Returns[1] as of 9/30/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	5.07%	22.19%	66.48%	3.73%	2.37%	3.65%
Barclays Capital Int. Govt./Credit Bond Index[3]	0.98	16.81	60.21	3.13	3.25	4.96
Lipper Int. Inv.-Grade Debt Funds Avg.[4]	–7.01	7.53	44.70	–2.43	2.00	4.06

Mortgage Backed Securities Portfolio (Class T)	–0.36%	15.12%	52.87%	0.56%	1.59%	2.94%
Barclays Capital Mortgage-Backed Securities Index[3]	4.62	25.51	71.76	7.02	4.84	5.68
Citigroup Mortgage-Backed Securities Index[3]	4.52	25.61	72.28	7.30	4.94	5.75
Lipper U.S. Mortgage Funds Avg.[4]	–2.27	13.04	48.17	0.42	2.77	4.09

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for bond portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WGBI–Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad indication of how foreign bonds have performed. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed. The Barclays Capital Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad indication of how mortgage-backed securities have performed.

4The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

***Total Return Bond Portfolio—Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 10/31/08 is 7.34% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 9/30/08 is 4.65% for Class R.

****Total Return Bond Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return as of 10/31/08 is –7.76% for Class R. Lipper Average Index Closest Month-End to Inception average annual total return as of 9/30/08 is –0.21% for Class R.

10	THE TARGET PORTFOLIO TRUST

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

U.S. Government Money Market Portfolio:

Gross operating expenses: Class T, 0.47%. Net operating expenses apply to: Class T, 0.47%.

Money Market Portfolio as of 10/31/08
	Cumulative Total Returns[1] (Without Target Program Fee) 12 Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio (Class T)	2.63%	$1.00	1.67%
Lipper U.S. Government Money Market Funds Avg.[2]	2.23	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	1.54

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Returns would be lower if the fee were deducted. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of 10/28/08, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Portfolio made after September 19, 2008, and is scheduled to expire on April 30, 2009. For more Information about the Program’s scope and limitations, please see the most recent Target Portfolio Trust prospectus.

THE TARGET PORTFOLIO TRUST	11

Strategy and Performance Overview

Large Capitalization Growth Portfolio

The Large Capitalization Growth Portfolio (Class T) declined 38.14% for the 12-month reporting period ended October 31, 2008, trailing the 36.95% decline of the Russell 1000 Growth Index (the Index) and the 36.08% decline of the S&P 500 Index, and declined marginally less than 38.55% decline of the Lipper Large-Cap Growth Funds Average.

The multi-managed portfolio blends Goldman Sachs’ quantitative approach to traditional growth investing with Marsico Capital Management’s flexible growth investing approach. Overall, the Portfolio seeks traditional growth with an emphasis on companies with large market capitalizations. For the period, the Goldman Sachs portion of the Portfolio underperformed while the Marsico portion slightly outperformed. On or about December 15, 2008, Goldman Sachs was replaced by Massachusetts Financial Services Company (MFS).

During the reporting period, stocks of large capitalization companies were jolted by extremely volatile market conditions and a series of unprecedented events in the financials sector. Amid these conditions, the Portfolio’s risk strategy and style characteristics detracted from relative performance.

The Portfolio’s relative performance declined due to several factors: an exposure to momentum stocks (companies exhibiting near-term rapid price trends); a slight exposure to leveraged stocks (companies with above-average debt-to-equity ratio); and an exposure to stocks with earnings variations (companies exhibiting swings in earnings). For the period, earnings stability was rewarded. Most companies with earnings variability declined in share price more than the broad market.

Sector allocation within the overall Portfolio helped performance relative to the Index. An overweight position to the financials sector proved positive to relative performance when the financial sector rebounded in September and October. As for stock selection, holdings in consumer services, financials, transportation, and materials helped performance. Among the top contributors to relative performance were Wells Fargo and MasterCard (financials), Wynn Resorts and McDonalds (consumer services), and Monsanto (materials).

Relative to the Index, the Marsico portion of the Portfolio slightly outperformed, as positive asset selection and sector allocation marginally offset the relative weakness of risk and style factors. Holdings in the consumer services and materials sectors helped relative performance. The risk or style factor that detracted the most from relative performance was the Portfolio’s exposure to positions of companies larger in market capitalization than the average size of those in the Index.

The Goldman Sachs portion underperformed relative to the Index, mainly due to asset selection. Stock selection within the energy, technology and healthcare sectors was the largest detractor. The Goldman Sachs portion closely tracks the Index. As a result, no single stock holding significantly affected relative performance for the period. Sector positioning also had little effect on relative performance.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

12	THE TARGET PORTFOLIO TRUST

Large Capitalization Value Portfolio

The Large Capitalization Value Portfolio (Class T) declined 40.29% for the 12-month reporting period ending October 31, 2008, trailing the 36.80% decline of the Russell 1000 Value Index (the Index), and underperformed the 36.08% decline of the S&P 500 Index and the 37.28% decline of the Lipper Large-Cap Value Funds Average. Until the end of the reporting period, the Portfolio was managed by NFJ Investment Group, Hotchkis and Wiley, and JP Morgan. On or about December 15, 2008, JP Morgan was replaced by Eaton Vance Management.

Stock selection primarily drove the Portfolio’s weak performance. Holdings in market sectors and positions within specific industries also detracted from returns relative to the Index. Stock-specific style choices had a negligible effect on the Portfolio’s performance. Asset selection and positions within sectors and specific industries negatively affected performance in all three portions of this multi-managed portfolio.

The Portfolio’s holdings registered significant declines in all sectors, as did the Index. Holdings in the financial, consumer, non-cyclical, utility, consumer services, technology, healthcare, energy, and materials sectors adversely affected the Portfolio’s relative performance. Specific stocks among the largest detractors included Freddie Mac, Wachovia, Washington Mutual, and Alcoa. The Portfolio’s underexposure to stocks in the Index that showed strength during the reporting period, such as Exxon-Mobil, Procter & Gamble, JPMorgan Chase, and Amgen, hurt overall performance.

Positions in specific sectors and industries negatively affected the Portfolio’s relative performance. An underweight position in the energy reserves industry proved detrimental to performance, and overweight positions in the life and health insurance industries also hurt returns.

The Portfolio’s risk posture contributed positively to relative return. The Portfolio reduced its beta position, or its sensitivity to market movements, which favorably affected performance and helped reduce negative returns relative to the Index. This was particularly helpful in September and October when stock prices rapidly declined in value. A modest cash position helped to preserve capital amidst the steep market decline. The NFJ and JPMorgan portions were mostly responsible for the positive return generated by the Portfolio’s risk profile.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	13

Strategy and Performance Overview (continued)

Small Capitalization Growth Portfolio

The Small Cap Growth Portfolio (ClassT) declined 47.54%, which trailed the 37.87% decline of the Russell 2000 Growth Index (the Index) for the 12-month period ending October 31, 2008. The Portfolio also underperformed the 42.01% decline of the Lipper Small Cap Growth Funds Average. Most of the underperformance occurred early in the period, prior to the change in subadvisers. Since the management change, the Portfolio has outperformed the Russell 2000 Growth Index.

The Mutual Fund Board of Directors approved the recommendation to replace RS Investments (“RS”) and Transamerica Investment Management (“Transamerica”) with Eagle Asset Management (“Eagle”) and Ashfield Capital Partners (“Ashfield”) as subadvisers for the Target Small Cap Growth Portfolio. The transition occurred on July 28, 2008. Eagle and Ashfield were selected for the Target Small-Cap Growth Portfolio because of their complementary investment styles.

Eagle describes its traditional growth investment process as “Rapid Growth at a Reasonable Price.” The portfolio manager looks to purchase companies with rapid growth characteristics, as measured by an accelerating and sustainable earnings growth rate, a positive catalyst, a high or expanding return on equity, and a credible and competent management team. The manager also looks to buy companies trading at reasonable valuations relative to their projected earnings growth rate and reasonable levels of debt. The portfolio tends to have a modestly conservative approach versus the Index, due to some valuation sensitivity in its investment process.

Ashfield’s investment philosophy is based upon the belief that the price of a stock will be directly related to the underlying growth potential of the business. The manager’s bottom-up, fundamental research emphasizes consistent revenue growth, earnings quality, and sustainable competitive advantage. Ashfield tends to outperform when higher quality stocks (companies with lower debt and earnings variation) with strong earnings momentum are rewarded by the market. Conversely, this strategy may also underperform when companies with weaker balance sheets and fundamentals are in favor.

Stock-specific factors primarily drove the Portfolio’s weak performance. Stock selection within the technology and materials sectors detracted from performance relative to the Index. From a sector and industry standpoint, an underweight to healthcare detracted from performance. An emphasis on medical services and an underweight to biotech also hurt performance. Within the materials sector, an underweight to mining and metals stocks negatively affected results.

However, style factors had little impact on the Portfolio’s overall performance relative to the Index. An overweight to high quality stocks was rewarded as investors sought safety in higher quality companies with less debt and more constant earnings. Conversely, a bias towards stocks with lower price-to-earnings ratios (P/E) and stocks with strong growth and profitability characteristics hindered the Fund’s performance, as these factors were not rewarded.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

14	THE TARGET PORTFOLIO TRUST

Small Capitalization Value Portfolio

The Small Capitalization Value Portfolio (Class T) posted a 30.23% decline for the twelve-month period ended October 31, 2008, which performed relatively inline with the 30.54% decline of the Russell 2000 Value Index (the Index), and declined significantly less than the 36.97% of the Lipper Small-Cap Core Funds Average.

Small companies and firms may respond to economic trends differently. For example, some may occupy specific niches in which they are immune to economic cycles. Also, some inexpensive stocks may be not be followed closely by analysts. Accordingly, small-cap managers can benefit from informational inefficiencies in the market. Research is critical and the Fund’s managers are chosen based on their experience and capabilities. The asset managers themselves may reach position-size limits they can hold in small firms. Consequently, that is why the Portfolio uses several managers. As subadvisers reach their capacity limits, we may add new subadvisers. In 2008, EARNEST Partners, LLC; Lee Munder Investments; JP Morgan Asset Management; NFJ Investment Group; and Vaughan Nelson Investment Management managed the Portfolio.

Investment style factors that helped the Portfolio’s performance included underweight holdings versus the Index in stocks with low price-to-book ratios (the book value of a company is generally calculated by total assets minus intangible assets, patents, goodwill, and liabilities.), highly leveraged stocks (stocks with high debt-to-asset levels), and those with high earnings variability. Also, the Portfolio’s overexposure to stocks in the industrials sector and underexposure to stocks in the consumer services sector also augmented performance over the measurement period.

On the negative side, in terms of investment style factors, the Portfolio’s exposure to larger stocks (those with capitalization rates higher than stocks in the Index) detracted from results. Additionally, an underweight allocation to stocks with high price volatility and an overweight allocation versus the Index in stocks experiencing price momentum also detracted from relative performance. In terms of sector positioning, the Portfolio’s underexposure to financial stocks proved to be the largest single detractor from relative performance. In addition, an overweight allocation to healthcare stocks also detracted from relative results.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	15

Strategy and Performance Overview (continued)

International Equity Portfolio

The International Equity Portfolio (Class T) posted a 47.99% decline for the 12-month reporting period ended October 31, 2008, underperforming the 46.62% decline of the MSCI EAFE Index (the Index) but nominally in line with the 47.80% decline of the Lipper International Large-Cap Core Funds Average.

LSV Asset Management and Thornburg Investment Management were selected to manage the Portfolio because of their complementary investment styles. LSV uses a quantitative, deep value investment strategy and maintains a relatively large number of stocks in its portfolio. Thornburg uses traditional analysis of business fundamentals and a relative value strategy to select a portfolio with fewer and larger individual stock positions than LSV. While LSV has no emerging market exposure, Thornburg may invest as much as 30% of its assets in that area. Emerging market stocks are not included in the Index.

The LSV portion of the Portfolio underperformed the Index. During the reporting period, equity investors were more concerned with news surrounding companies than they were on specific information about company fundamentals and valuation levels. LSV’s quantitative models focus on companies that are traded at low valuations determined by a stock’s earnings-to-price ratio, which is the inverse of the price-to-earnings ratio or P/E. LSV also uses other earnings and price multiples to indicate a company’s potential near-term improvement. Investor behavior during the reporting period did not reward LSV’s deep-value approach.

Thornburg’s slight outperformance of the MSCI EAFE Index for the period was largely due to favorable sector allocations and style factors. A slight bias toward larger cap stocks and the manager’s relative focus on value helped performance, as small caps underperformed large-cap stocks and growth outperformed value in non-U.S. markets.

Overall, asset selection and country positioning detracted from relative results. An overweight to the Canadian market along with stock selection in financials, services, capital equipment, and materials detracted from relative performance. Positions in telecommunications (Nokia, China Mobile, Telefonica), insurance (AXA, Swiss Re), banking (National Bank of Greece), and diversified financial services (Hong Kong Exchange, UBS, ING) detracted significantly as the credit crisis expanded globally and accelerated toward the end of the period. Top detractors in other industries included Nintendo, Carlsberg, and BASF. Contributors to performance included holdings in Potash Corp and NTT Docomo.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

16	THE TARGET PORTFOLIO TRUST

International Bond Portfolio

The International Bond Portfolio (Class T) declined 2.40% for the 12-month reporting period ended October 31, 2008, significantly underperforming the positive 4.54% total return of the Citigroup Non-U.S. World Government Bond Index–Hedged (the Index) but outperforming the 5.88% decline of the Lipper International Income Funds Average. Pacific Investment Management Company LLC (PIMCO) managed the Portfolio.

The credit crisis worsened as delinquencies and foreclosures rose on subprime mortgages in the United States. Many key financial institutions around the world took huge write-downs and losses on debt securities linked to risky home loans. Commercial banks in the United States and some other nations grew reluctant to lend to each other, to businesses, and to consumers. Concern about the credit crisis’ negative impact on the economies of many nations led their central banks to try to stimulate growth by cutting short-term interest rates and to take innovative steps to aid their financial systems.

A flight to quality emerged that generally favored government bond markets of economically developed nations over riskier debt securities, such as high yield corporate (“junk”) bonds and emerging market bonds, which are (bonds of issuers from economically developing nations). The Index is composed solely of government bonds. The Portfolio lagged the Index partly because it owned bonds of financial firms such as Lehman Brothers Holdings, which declared bankruptcy, and American International Group, which was taken over by the federal government. Modest allocations to high yield bonds and emerging market bonds were among other strategies that hurt the Portfolio’s return.

A flight to quality in foreign exchange markets largely favored the U.S. dollar, the world’s reserve currency. The greenback strengthened versus the euro and several other currencies as it became increasingly clear economic troubles in the United States were affecting other nations. The Portfolio benefited from having smaller positions in the euro and the British pound compared to the U.S. dollar, but this impact was partially offset by its exposure to certain emerging market currencies that performed poorly. PIMCO also employed a strategy that helped the Portfolio benefit from steeper yield curves in government bond markets of the United States, the United Kingdom, Australia, and the eurozone. A yield curve is a single line graph that shows the relationship between yields on short-, intermediate-, and long-term bonds. As risk-averse investors bought the short-term government bonds of these nations, their prices rose and yields declined markedly, causing the slope of yield curves to become steeper in these markets.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	17

Strategy and Performance Overview (continued)

Total Return Bond Portfolio

The Total Return Bond Portfolio (Class T) declined 1.71% for the 12-month reporting period ended October 31, 2008, underperforming the nominally positive 0.30% total return of the Barclays Capital U.S. Aggregate Bond Index (the Index) but outperforming the 13.76% decline of the Lipper Corporate Debt BBB-Rated Funds Average. Pacific Investment Management Company LLC (PIMCO) manages the Portfolio.

The credit crisis worsened as delinquencies and foreclosures continued to rise on subprime mortgages in the United States. Commercial banks, Wall Street firms, and savings and loan institutions took huge write-downs and losses related to risky home loans. Commercial banks grew reluctant to lend to each other, to businesses, and to consumers. Concerned that the credit crisis would engulf the broader U.S. economy, the Federal Reserve (the Fed) tried to boost growth by repeatedly cutting short-term interest rates, lowering its target for the federal funds rate on overnight loans between banks from 4.50% to 1.00%. The Fed and the U.S. Department of the Treasury took innovative steps to aid the financial system.

A flight to quality played out in the bond markets. Investors flocked to the ultra-safe U.S. Treasury market, enabling it to outperform other U.S. bond markets for the reporting period. The Portfolio was hurt by its overweight exposure to bonds of financial firms such as Lehman Brothers Holdings, which declared bankruptcy, and American International Group, which was taken over by the federal government. Modest allocations to high yield corporate (“junk”) bonds and emerging market bonds also detracted from the Portfolio’s return, as both risky asset classes posted declines for the reporting period. The Portfolio’s exposure to municipal bonds did not work well either, as that market also underperformed the U.S. Treasury market for the reporting period.

The Portfolio benefited from having a longer duration than the Index. Duration measures a fund’s sensitivity to changes in the level of interest rates. Having a longer duration enabled the Portfolio to benefit more fully as yields declined in major government bond markets and pushed bond prices higher. (Bond prices move inversely to rates.) While the mortgage-backed market underperformed the U.S. Treasury market, the Portfolio benefited from favorable security selection by emphasizing mortgage pass-through securities of federal agencies. These high-quality securities performed better than the broader mortgage-backed market. Overall, the Portfolio had a smaller exposure than the Index to investment-grade corporate bonds, which benefited the Portfolio’s relative performance as this market ended the reporting period in the red.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

18	THE TARGET PORTFOLIO TRUST

Intermediate-Term Bond Portfolio

The Intermediate-Term Bond Portfolio (Class T) posted a 5.07% total return for the 12-month reporting period ended October 31, 2008, significantly outperforming the 0.98% total return of the Barclays Capital Intermediate Government/Credit Bond Index (the Index) and the 7.01% decline of the Lipper Intermediate Investment-Grade Debt Funds Average. Pacific Investment Management Company LLC (PIMCO) manages the Portfolio.

The credit crisis worsened as delinquencies and foreclosures rose on subprime mortgages in the United States. Commercial banks, Wall Street firms, and savings and loan institutions took huge write-downs and losses related to risky home loans. Commercial banks grew reluctant to lend to each other, to businesses, and to consumers. Concerned that the credit crisis would engulf the broader U.S. economy, the Federal Reserve (the Fed) tried to boost growth by repeatedly cutting short-term rates, lowering its target for the federal funds rate on overnight loans between banks from 4.50% to 1.00%. The Fed and the U.S. Department of the Treasury also took innovative steps to aid the financial system.

A flight to quality played out in the bond markets. Investors flocked to the ultra-safe U.S. Treasury market, enabling it to outperform other U.S. bond markets. While the mortgage-backed market underperformed the U.S. Treasury market, the Portfolio benefited from favorable security selection by emphasizing mortgage pass-through securities of federal agencies. These high-quality securities performed better than the broader mortgage-backed market. Overall, the Portfolio had a smaller exposure than the Index to investment-grade corporate bonds. This benefited the Portfolio’s performance relative to the Index as this market ended the reporting period in the red. The Portfolio had non-benchmark exposures to government bond markets of the eurozone and the United Kingdom. This helped as yields in these markets declined and pushed bond prices higher. (Bond prices move inversely to interest rates.)

The Portfolio was hurt by its overweight exposure to bonds of financial firms such as Lehman Brothers Holdings, which declared bankruptcy, and American International Group, which was taken over by the federal government. Modest allocations to high yield corporate (“junk”) bonds and emerging market bonds also detracted from the Portfolio’s return as both risky asset classes posted declines for the reporting period. The Portfolio’s exposure to municipal bonds did not work well either as that market also underperformed Treasurys.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	19

Strategy and Performance Overview (continued)

Mortgage Backed Securities Portfolio

The Mortgage Backed Securities Portfolio (Class T) declined 0.36% for the 12-month reporting period ended October 31, 2008, underperforming the positive 4.62% total return of the Barclays Capital Mortgage-Backed Securities Index (the Index), but outperforming the 2.27% decline of the Lipper U.S. Mortgage Funds Average. Wellington Management Company, LLP managed the Portfolio.

The key reason the Portfolio lagged the Index was the Portfolio’s allocation to non-agency mortgage-backed securities, which are issued by firms such as banks or mortgage originators rather than by Ginnie Mae, Fannie Mae, or Freddie Mac. (The Index is composed solely of mortgage-backed securities issued by the latter three.) The Portfolio primarily held AAA-rated non-agency mortgage-backed securities based on their attractive valuations and the solid fundamentals of the underlying home loans, but these securities performed poorly. They were pressured as rising delinquencies and foreclosures on subprime mortgages in the United States caused a worsening credit crisis that led to de-leveraging, reduced liquidity in most bond markets, and heightened aversion to risky investments.

The Portfolio benefited from favorable security selection among mortgage pass-through securities. It had an overweight exposure to 30-year mortgage pass-through securities compared with those that mature in 15 years. The former outperformed the latter for the reporting period, aiding the Portfolio’s relative performance.

Wellington Management continues to favor select non-agency securities backed by prime-quality mortgages. The non-agency mortgage-backed market remains illiquid and securities trade at deep discounts to their face value. Wellington Management expects that as mortgage rates decline, the highest quality borrowers will refinance from non-agency loans into agency loans. It believes increased refinancing from non-agency loans into agency loans will support valuations in the mortgage-backed market.

Wellington Management see signs of improving conditions in fixed income markets that it believes will help mortgage-backed securities longer term. For example, market volatility has decreased and recent pre-payment data on mortgage-backed securities has been in line with Wellington Management’s expectations. It believes a decline in the overall supply of mortgages will continue along with the U.S. Treasury Department’s commitment to lowering mortgage rates. The Treasury is actively buying agency mortgage-backed securities, and banks are adding to their mortgage positions. Wellington Management believes the massive unwinding of leveraged mortgage positions is coming to a close. It expects all of these factors will over time prove favorable to the agency mortgage-backed market.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

20	THE TARGET PORTFOLIO TRUST

U.S. Government Money Market Portfolio

The U.S. Government Money Market Portfolio returned 2.63% for the 12-month period ended October 31, 2008, which outperformed the 2.23% return of the Lipper U.S. Government Money Market Funds Average. The Portfolio was subadvised by Wellington Management Company, LLP.

The credit crisis worsened as delinquencies and foreclosures rose on subprime mortgages in the United States. Commercial banks, Wall Street firms, and savings and loan institutions took huge write-downs and losses related to risky home loans. Commercial banks grew reluctant to lend to each other, to businesses, and to consumers. Concerned that the credit crisis would engulf the broader U.S. economy, the Federal Reserve (the Fed) tried to boost growth by repeatedly cutting short-term rates, lowering its target for the federal funds rate on overnight loans between banks from 4.50% to 1.00%. The Fed and the U.S. Department of the Treasury also took innovative steps to aid the financial system.

The Portfolio invested in short-term discount notes of federal agencies, which helped insulate its return from the market volatility that affected certain types of money market securities, such as asset-backed commercial paper. The Portfolio maintained a highly liquid posture by keeping its average maturity shorter than that of the average comparable fund during the reporting period. However, Wellington Management extended the Portfolio’s average maturity to 74 days as of October 31, 2008, to lock in yields on select money market securities. It adopted this approach because it believes short-term rates will remain low in coming months.

The Portfolio participates in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the Program). The Program provides a guarantee to the Portfolio’s shareholders based on the number of shares invested in the Portfolio at the close of business on September 19, 2008. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be guaranteed.

If a customer closes his/her account with the Portfolio or broker/dealer, any future investment in the Portfolio will not be guaranteed. The Program does not guarantee money market fund shares purchased in new accounts after that date. If the number of shares held in an account fluctuates over the period, investors will be covered for the lesser of the current amount of shares held or the number of shares held as of the close of business on September 19, 2008. The Program expires on April 30, 2009, unless extended by the U.S. Treasury Department. For more information about the scope and limitations of the Program, see the most recent Target Portfolio Trust prospectus.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	21

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, TARGET program fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not reflect TARGET program fees. If TARGET program fees were included, the costs would be higher.

The example is based on an investment of $1,000 invested on May 1, 2008, at the beginning of the period, and held through the six-month period ended October 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

22	THE TARGET PORTFOLIO TRUST

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$706.50	1.26%	$5.40
Hypothetical	$1,000.00	$1,018.80	1.26%	$6.39
Class T
Actual	$1,000.00	$708.10	0.76%	$3.26
Hypothetical	$1,000.00	$1,021.32	0.76%	$3.86

Large Capitalization Value Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$668.20	1.23%	$5.16
Hypothetical	$1,000.00	$1,018.95	1.23%	$6.24
Class T
Actual	$1,000.00	$670.20	0.73%	$3.06
Hypothetical	$1,000.00	$1,021.47	0.73%	$3.71

THE TARGET PORTFOLIO TRUST	23

Fees and Expenses (continued)

Small Capitalization Growth Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$665.10	1.35%	$5.65
Hypothetical	$1,000.00	$1,018.35	1.35%	$6.85
Class T
Actual	$1,000.00	$667.00	0.85%	$3.56
Hypothetical	$1,000.00	$1,020.86	0.85%	$4.32

Small Capitalization Value Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$751.30	1.33%	$5.85
Hypothetical	$1,000.00	$1,018.45	1.33%	$6.75
Class T
Actual	$1,000.00	$753.00	0.83%	$3.66
Hypothetical	$1,000.00	$1,020.96	0.83%	$4.22

International Equity Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$591.60	1.35%	$5.40
Hypothetical	$1,000.00	$1,018.35	1.35%	$6.85
Class T
Actual	$1,000.00	$593.70	0.85%	$3.41
Hypothetical	$1,000.00	$1,020.86	0.85%	$4.32

International Bond Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$945.30	1.17%	$5.72
Hypothetical	$1,000.00	$1,019.25	1.17%	$5.94

24	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$916.20	1.32%	$6.36
Hypothetical	$1,000.00	$1,018.50	1.32%	$6.70
Class T
Actual	$1,000.00	$918.30	0.82%	$3.95
Hypothetical	$1,000.00	$1,021.01	0.82%	$4.17

Intermediate-Term Bond Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$989.80	0.62%	$3.10
Hypothetical	$1,000.00	$1,022.02	0.62%	$3.15

Mortgage Backed Securities Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$967.80	1.93%	$9.55
Hypothetical	$1,000.00	$1,015.43	1.93%	$9.78

U.S. Government Money Market Portfolio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,009.10	0.49%	$2.47
Hypothetical	$1,000.00	$1,022.67	0.49%	$2.49

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2008, and divided by 366 days to reflect the six-month period. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

THE TARGET PORTFOLIO TRUST	25

Portfolio of Investments As of October 31, 2008	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—91.7%

	COMMON STOCKS

	Aerospace & Defense—5.3%
4,809	Boeing Co. (The)	$251,366
75,052	General Dynamics Corp.	4,527,137
65,438	Lockheed Martin Corp.	5,565,502
2,118	Northrop Grumman Corp.	99,313

		10,443,318

	Agriculture/Heavy Equipment—3.7%
34,062	Altria Group, Inc.	653,649
11,837	Lorillard, Inc.	779,585
65,756	Monsanto Co.	5,850,969
1,527	Universal Corp.(a)	60,454

		7,344,657

	Airlines
3,599	Delta Air Lines, Inc.*	39,517

	Beverages—0.9%
6,299	Anheuser-Busch Cos., Inc.	390,727
3,977	Coca-Cola Co. (The)	175,227
1,752	Coca-Cola Enterprises, Inc.	17,608
5,270	Hansen Natural Corp.*(a)	133,436
19,598	PepsiCo, Inc.	1,117,282

		1,834,280

	Biotechnology—3.2%
2,160	Amgen, Inc.*	129,362
5,599	Celgene Corp.*	359,792
71,606	Genentech, Inc.*	5,939,002

		6,428,156

	Building Materials
4,820	Armstrong World Industries, Inc.	94,617

	Business Services—1.9%
8,457	Genpact Ltd. (Bermuda)*(a)	66,218
927	Hewitt Associates, Inc. (Class A Stock)*	25,854
4,314	Manpower, Inc.	134,295
24,575	MasterCard, Inc. (Class A Stock)(a)	3,632,677

		3,859,044

	Cable Television—0.4%
33,650	DIRECTV Group, Inc. (The)*(a)	736,598
3,466	DISH Network Corp. (Class A Stock)*	54,555

		791,153

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Chemicals—1.9%
16,901	Air Products & Chemicals, Inc.	$982,455
1,081	Airgas, Inc.	41,467
1,023	Ashland, Inc.	23,109
1,519	CF Industries Holdings, Inc.	97,505
977	Cytec Industries, Inc.	27,669
916	Dow Chemical Co. (The)	24,430
3,598	Ecolab, Inc.	134,061
37,625	Praxair, Inc.	2,451,269

		3,781,965

	Clothing & Apparel—0.3%
12,415	Avon Products, Inc.(a)	308,264
9,063	Coach, Inc.*	186,698

		494,962

	Commercial Banks—1.4%
3,063	Regions Financial Corp.	33,968
1,374	State Street Corp.	59,563
88,870	U.S. Bancorp	2,649,215

		2,742,746

	Commercial Services—0.6%
28,200	Accenture Ltd. (Class A Stock)	932,010
2,025	Gartner, Inc.*	37,260
1,550	McKesson Corp.	57,024
3,633	Moody’s Corp.(a)	93,005
8,230	Total System Services, Inc.	113,080
4,898	United Rentals, Inc.*	50,205

		1,282,584

	Communication Equipment
2,707	Juniper Networks, Inc.*	50,729

	Computer Hardware—4.5%
49,406	Apple, Inc.*	5,315,592
5,172	Cadence Design Systems, Inc.*	21,050
25,070	Dell, Inc.*	304,600
44,754	Hewlett-Packard Co.	1,713,183
11,331	International Business Machines Corp.	1,053,443
19,854	NetApp, Inc.*(a)	268,625
15,979	Seagate Technology	108,178
10,224	Western Digital Corp.*	168,696

		8,953,367

	Computer Networking
1,633	Sohu.com, Inc.*	89,717

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Computer Services & Software—1.9%
2,498	Acxiom Corp.	$19,634
7,859	Advent Software, Inc.*(a)	147,278
3,522	Amazon.com, Inc.*	201,599
7,455	Autodesk, Inc.*	158,866
23,274	Brocade Communications Systems, Inc.*	87,743
1,821	DreamWorks Animation SKG, Inc. (Class A Stock)*	51,170
2,122	Global Payments, Inc.	85,962
16,374	Ingram Micro, Inc. (Class A Stock)*	218,266
6,739	Mentor Graphics Corp.*	49,464
112,547	Microsoft Corp.	2,513,175
786	SRA International, Inc. (Class A Stock)*	14,525
9,379	Sun Microsystems, Inc.*	43,143
5,805	Tech Data Corp.*	124,517
4,455	Teradata Corp.*	68,563
2,441	VMware, Inc.*	75,671

		3,859,576

	Computers & Peripherals—0.2%
37,812	EMC Corp.*	445,425

	Consumer Finance—0.1%
5,431	American Express Co.	149,353

	Consumer Products & Services—0.7%
644	AptarGroup, Inc.	19,526
4,480	Bare Escentuals, Inc.*	18,726
1,089	Church & Dwight Co., Inc.(a)	64,349
4,736	Fluor Corp.	189,109
12,945	Procter & Gamble Co.	835,470
5,592	Salesforce.com, Inc.*(a)	173,128
3,408	Toro Co. (The)	114,645
386	UST, Inc.	26,090

		1,441,043

	Diversified—0.1%
1,758	3M Co.	113,039

	Diversified Financial Services—0.1%
475	IntercontinentalExchange, Inc.*	40,641
5,827	Morgan Stanley	101,798
1,525	NYSE Euronext, Inc.	46,024

		188,463

	Diversified Manufacturing—0.2%
12,601	Honeywell International, Inc.	383,700

	Diversified Telecommunication Services—0.1%
6,448	Verizon Communications, Inc.	191,312

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Electric Utilities—0.3%
563	Entergy Corp.	$43,942
9,348	Exelon Corp.	507,036
4,200	PPL Corp.	137,844

		688,822

	Electronic Components—1.0%
4,654	Activision Blizzard, Inc.*	57,989
19,976	Adobe Systems, Inc.*	532,161
1,165	Applied Biosystems, Inc.	35,917
29,258	Emerson Electric Co.	957,614
26,306	LSI Corp.*	101,278
2,451	QLogic Corp.*	29,461
700	Raytheon Co.	35,777
5,650	Vestas Wind Systems A/S (Denmark)*	231,424

		1,981,621

	Energy Equipment & Services—0.1%
7,509	Alpha Natural Resources, Inc.*	268,597

	Entertainment & Leisure—0.3%
36,688	Las Vegas Sands Corp.*(a)	520,603

	Equipment Services
1,969	Gen-Probe, Inc.*(a)	92,661

	Farming & Agriculture—0.2%
11,998	Bunge Ltd.(a)	460,843

	Finance—0.2%
1,355	CME Group, Inc.	382,313

	Financial—Bank & Trust—6.2%
168,243	Bank of America Corp.	4,066,433
3,738	Bank of New York Mellon Corp. (The)	121,859
3,062	Charles Schwab Corp. (The)	58,545
7,015,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (Hong Kong)	3,300,702
139,041	Wells Fargo & Co.	4,734,346

		12,281,885

	Financial—Securities/Asset Management
984	Federated Investors, Inc. (Class B Stock)	23,813

	Financial Services—5.0%
781	Ameriprise Financial, Inc.	16,870
1,977	BlackRock, Inc.	259,659
15,745	Broadridge Financial Solutions, Inc.	190,514
11,974	Eaton Vance Corp.	263,428
23,012	Goldman Sachs Group, Inc. (The)	2,128,610

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Financial Services (continued)
4,674	Invesco Ltd.(a)	$69,689
66,432	JPMorgan Chase & Co.	2,740,320
10,372	SEI Investments Co.	183,377
6,042	T. Rowe Price Group, Inc.	238,901
62,671	Visa, Inc. (Class A Stock)	3,468,840
23,064	Western Union Co. (The)	351,957

		9,912,165

	Food Products—0.6%
2,836	Corn Products International, Inc.	68,971
26,786	Kroger Co. (The)	735,544
33,851	Tyson Foods, Inc. (Class A Stock)	295,858

		1,100,373

	Healthcare Equipment & Supplies—0.5%
24,023	Boston Scientific Corp.*	216,928
24,595	Eli Lilly & Co.	831,803

		1,048,731

	Healthcare Services—0.9%
8,999	Abbott Laboratories	496,295
7,684	AmerisourceBergen Corp.	240,279
11,679	Biogen Idec, Inc.*	496,941
1,812	CR Bard, Inc.(a)	159,909
442	Edwards Lifesciences Corp.*	23,355
10,643	Herbalife Ltd.(a)	260,008
1,450	Hill-Rom Holdings, Inc.(a)	33,002
4,453	Hologic, Inc.*	54,505
570	Mosaic Co. (The)	22,464
2,128	UnitedHealth Group, Inc.	50,497

		1,837,255

	Healthcare-Products—0.2%
8,221	Covidien Ltd. (Bermuda)	364,108

	Hotels & Motels—1.5%
49,439	Wynn Resorts Ltd.(a)	2,986,116

	Hotels, Restaurants & Leisure—5.4%
186,083	McDonald’s Corp.	10,779,788

	Household Durables
1,253	Harman International Industries, Inc.	23,018

	Industrial Conglomerates—0.1%
5,558	Tyco International Ltd.	140,506

	Insurance—0.1%
2,868	MetLife, Inc.	95,275
1,047	Reinsurance Group of America, Inc.	39,095

		134,370

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Internet & Catalog Retail—0.2%
22,408	eBay, Inc.*	$342,170

	Internet Services—1.9%
8,413	Google, Inc. (Class A Stock)*	3,023,296
6,972	MPS Group, Inc.*	54,312
5,996	NetFlix, Inc.*(a)	148,461
2,013	Symantec Corp.*	25,323
9,717	VeriSign, Inc.*(a)	206,000
17,267	Yahoo!, Inc.*	221,363

		3,678,755

	Internet Software & Services—0.7%
71,041	Oracle Corp.*	1,299,340

	Machinery—0.1%
1,809	Flowserve Corp.	102,968
924	Lincoln Electric Holdings, Inc.	39,871

		142,839

	Machinery & Equipment—0.7%
8,326	AGCO Corp.*	262,436
14,395	Caterpillar, Inc.	549,457
7,557	Deere & Co.	291,398
2,911	Graco, Inc.	71,989
1,299	IDEX Corp.	30,111
6,184	Joy Global, Inc.	179,212

		1,384,603

	Media—0.4%
16,965	CBS Corp. (Class B Stock)	164,730
54,500	Time Warner, Inc.	549,905
1,834	Walt Disney Co. (The)	47,501

		762,136

	Medical Supplies & Equipment—1.4%
5,032	Advanced Medical Optics, Inc.*	31,047
7,196	Baxter International, Inc.	435,286
2,755	Becton, Dickinson and Co.	191,197
3,602	Cerner Corp.*	134,102
1,699	DENTSPLY International, Inc.	51,616
1,774	IDEXX Laboratories, Inc.*	62,427
3,032	Invitrogen Corp.*(a)	87,291
8,754	Johnson & Johnson	536,970
3,711	King Pharmaceuticals, Inc.*	32,620
15,547	Medtronic, Inc.	627,011
25,605	PDL BioPharma, Inc.	249,649

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Medical Supplies & Equipment (continued)
4,059	St. Jude Medical, Inc.*	$154,364
5,326	Varian Medical Systems, Inc.*	242,386

		2,835,966

	Metals & Mining—1.5%
9,282	Alcoa, Inc.(a)	106,836
2,414	Peabody Energy Corp.	83,307
34,015	Transocean, Inc.*(a)	2,800,455
1,125	United States Steel Corp.	41,490

		3,032,088

	Miscellaneous Manufacturers
669	Donaldson Co., Inc.	23,515
844	SPX Corp.	32,697

		56,212

	Office Equipment
1,400	Herman Miller, Inc.(a)	30,800

	Oil, Gas & Consumable Fuels—6.4%
4,835	Apache Corp.	398,066
11,885	Baker Hughes, Inc.	415,381
840	Cabot Oil & Gas Corp.	23,579
30,179	Cameron International Corp.*(a)	732,143
306	Cimarex Energy Co.	12,381
9,426	Devon Energy Corp.	762,186
1,621	EOG Resources, Inc.	131,171
8,229	Exxon Mobil Corp.	609,933
12,944	FMC Technologies, Inc.*(a)	452,911
2,261	Frontier Oil Corp.	29,868
40,928	Halliburton Co.	809,965
5,789	Hess Corp.	348,556
6,819	Murphy Oil Corp.	345,314
1,566	National Oilwell Varco, Inc.*	46,808
987	Noble Energy, Inc.	51,146
16,913	Occidental Petroleum Corp.	939,348
1,995	Oil States International, Inc.*	46,144
69,943	Petroleo Brasileiro SA, ADR (Brazil)	1,880,767
3,307	Pioneer Natural Resources Co.(a)	92,034
65,478	Schlumberger Ltd.	3,381,939
1,390	Smith International, Inc.(a)	47,927
713	Southwestern Energy Co.*	25,397
3,427	St. Mary Land & Exploration Co.	85,298
3,415	Sunoco, Inc.(a)	104,157
15,153	Tesoro Corp.(a)	146,530
2,612	Ultra Petroleum Corp.*(a)	121,589
18,499	Valero Energy Corp.	380,709
8,132	W&T Offshore, Inc.(a)	155,890
3,152	Weatherford International Ltd.*(a)	53,206

		12,630,343

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Pharmaceuticals—3.9%
3,584	Allergan, Inc.	$142,177
8,082	Bristol-Myers Squibb Co.	166,085
2,094	Cardinal Health, Inc.	79,991
3,575	Express Scripts, Inc.*	216,681
97,210	Gilead Sciences, Inc.*	4,457,078
16,229	Medco Health Solutions, Inc.*	615,891
27,509	Merck & Co., Inc.	851,403
44,207	Pfizer, Inc.	782,906
22,985	Schering-Plough Corp.	333,053
4,943	Wyeth	159,066

		7,804,331

	Real Estate
3,975	Fidelity National Financial, Inc.	35,815
2,308	First American Corp.	47,106

		82,921

	Real Estate Investment Trust—Apartment—0.1%
1,677	AvalonBay Communities, Inc.	119,101

	Real Estate Investment Trusts—0.5%
3,310	AMB Property Corp.	79,539
1,285	Essex Property Trust, Inc.	125,030
2,043	Jones Lang LaSalle, Inc.(a)	67,256
980	Kilroy Realty Corp.	31,507
5,979	Macerich Co. (The)	175,902
8,077	Nationwide Health Properties, Inc.(a)	241,018
3,801	Simon Property Group, Inc.	254,781

		975,033

	Restaurants—2.2%
303	Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	15,377
146,679	Yum! Brands, Inc.	4,255,158

		4,270,535

	Retail & Merchandising—8.6%
23,937	Aeropostale, Inc.*(a)	579,515
5,854	Big Lots, Inc.*(a)	143,013
16,734	BJ’s Wholesale Club, Inc.*(a)	589,037
6,708	Colgate-Palmolive Co.	420,994
58,998	Costco Wholesale Corp.	3,363,476
118,052	CVS/Caremark Corp.	3,618,294
10,791	Dollar Tree, Inc.*	410,274
2,113	Family Dollar Stores, Inc.	56,861
5,788	GameStop Corp. (Class A Stock)*	158,533
154,773	Lowe’s Cos., Inc.	3,358,574

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Retail & Merchandising (continued)
2,270	Panera Bread Co.*(a)	$102,422
38,805	Target Corp.	1,556,857
3,090	TJX Cos., Inc.	82,688
3,353	Urban Outfitters, Inc.*(a)	72,894
44,659	Wal-Mart Stores, Inc.	2,492,419

		17,005,851

	Road & Rail—0.3%
6,138	Landstar System, Inc.	236,865
14,629	Werner Enterprises, Inc.(a)	287,021

		523,886

	School—0.1%
2,529	Apollo Group, Inc. (Class A Stock)*	175,791

	Semiconductors—1.1%
24,583	Advanced Micro Devices, Inc.*	86,040
1,942	Applied Materials, Inc.	25,071
88,119	Intel Corp.	1,409,904
6,883	Marvell Technology Group Ltd. (Bermuda)*	47,906
35,407	Texas Instruments, Inc.	692,561

		2,261,482

	Semiconductors & Semiconductor Equipment—0.2%
3,816	Altera Corp.	66,208
14,104	Broadcom Corp. (Class A Stock)*	240,897
2,699	Linear Technology Corp.(a)	61,213
4,946	Xilinx, Inc.	91,105

		459,423

	Software
676	Sybase, Inc.*(a)	18,002

	Specialty Retail—0.2%
695	Best Buy Co., Inc.	18,633
9,512	Ross Stores, Inc.(a)	310,947

		329,580

	Telecommunication Services—0.2%
1,836	American Tower Corp. (Class A Stock)*	59,321
10,467	AT&T, Inc.	280,202
24,892	Tellabs, Inc.*	105,542

		445,065

	Telecommunications—3.2%
623	Amdocs Ltd. (Guernsey)*	14,055
35,500	China Mobile Ltd. (Hong Kong)	312,518
103,389	Cisco Systems, Inc.*	1,837,222
1,109	Polycom, Inc.*(a)	23,300
106,378	QUALCOMM, Inc.	4,070,022

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Telecommunications (continued)
45,523	Sprint Nextel Corp.	$142,487
7,613	Virgin Media, Inc.	43,851

		6,443,455

	Textiles, Apparel & Luxury Goods—0.8%
28,484	NIKE, Inc. (Class B Stock)(a)	1,641,533

	Tobacco—0.8%
36,106	Philip Morris International, Inc.	1,569,528

	Transportation—6.0%
773	Alexander & Baldwin, Inc.	24,659
1,318	Burlington Northern Santa Fe Corp.	117,381
2,071	CH Robinson Worldwide, Inc.	107,236
20,280	CSX Corp.	927,202
8,025	Expeditors International of Washington, Inc.	262,016
25,805	J.B. Hunt Transport Services, Inc.	733,636
49,556	Norfolk Southern Corp.	2,970,387
98,602	Union Pacific Corp.	6,583,655
282	United Parcel Service, Inc. (Class B Stock)	14,884
6,521	UTI Worldwide, Inc. (British Virgin Islands)	76,687
4,427	YRC Worldwide, Inc.*	20,276

		11,838,019

	Utilities—0.1%
2,198	Mirant Corp*	38,509
5,506	NRG Energy, Inc.*(a)	128,015

		166,524

	TOTAL LONG-TERM INVESTMENTS (cost $202,940,615)	182,355,623

	SHORT-TERM INVESTMENT—15.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
30,131,193	Dryden Core Investment Fund—Taxable Money Market Series (cost $30,131,193; includes $12,698,539 of cash collateral for securities on loan)(b)(w)	30,131,193

	TOTAL INVESTMENTS(o)—106.9% (cost $233,071,808; Note 5)	212,486,816
	Other liabilities in excess of other assets(x)—(6.9%)	(13,711,093)

	NET ASSETS—100%	$198,775,723

The following abbreviation is used in Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $13,353,352; cash collateral of $12,698,539 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash Collateral is less than 102% of the market value of securities loaned due to significant market increases on October 31, 2008. Collateral was subsequently received on November 3, 2008 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of October 31, 2008, 3 securities representing $3,844,644 and 1.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes unrealized depreciation on future contracts as follows:

Open futures contracts outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Depreciation
Long Positions:
2	S&P 500 E-Mini	Dec 08	$1,420,103	$1,402,585	$(17,518	)(1)

(1)	Cash of $219,600 has been segregated with the broker to cover requirements for open futures contacts as October 31, 2008.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (6.4% represents investments purchased with collateral from securities on loan)	15.2%
Retail & Merchandising	8.6
Oil, Gas & Consumable Fuels	6.4
Financial—Bank & Trust	6.2
Transportation	6.0
Hotels, Restaurants & Leisure	5.4
Aerospace & Defense	5.3
Financial Services	5.0
Computer Hardware	4.5
Pharmaceuticals	3.9
Agriculture/Heavy Equipment	3.7
Telecommunications	3.2
Biotechnology	3.2
Restaurants	2.2
Computer Services & Software	1.9
Business Services	1.9
Chemicals	1.9
Internet Services	1.9
Metals & Mining	1.5
Hotels & Motels	1.5
Medical Supplies & Equipment	1.4
Commercial Banks	1.4
Semiconductors	1.1
Electronic Components	1.0
Beverages	0.9
Healthcare Services	0.9
Textiles, Apparel & Luxury Goods	0.8
Tobacco	0.8
Consumer Products & Services	0.7
Machinery & Equipment	0.7
Internet Software & Services	0.7

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Industry (cont’d.)

Commercial Services	0.6%
Food Products	0.6
Healthcare Equipment & Supplies	0.5
Real Estate Investment Trusts	0.5
Cable Television	0.4
Media	0.4
Electric Utilities	0.3
Road & Rail	0.3
Entertainment & Leisure	0.3
Clothing & Apparel	0.3
Farming & Agriculture	0.2
Semiconductors & Semiconductor Equipment	0.2
Computers & Peripherals	0.2
Telecommunication Services	0.2
Diversified Manufacturing	0.2
Finance	0.2
Healthcare-Products	0.2
Internet & Catalog Retail	0.2
Specialty Retail	0.2
Energy Equipment & Services	0.1
Diversified Telecommunication Services	0.1
Diversified Financial Services	0.1
Schools	0.1
Utilities	0.1
Consumer Finance	0.1
Machinery	0.1
Industrial Conglomerates	0.1
Insurance	0.1
Real Estate Investment Trust—Apartment	0.1
Diversified	0.1

106.9
Other liabilities in excess of other assets	(6.9)

100.0%

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2008	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.5%

	COMMON STOCKS

	Aerospace & Defense—2.2%
4,000	Boeing Co. (The)	$209,080
15,300	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	320,076
4,200	Goodrich Corp.	153,552
64,400	Northrop Grumman Corp.	3,019,716
16,900	United Technologies Corp.	928,824

		4,631,248

	Agriculture—0.2%
17,200	Archer-Daniels-Midland Co.	356,556

	Air Freight & Couriers—0.4%
13,400	FedEx Corp.(a)	875,958

	Airlines
2,100	Southwest Airlines Co.	24,738

	Auto Components—0.6%
72,100	Johnson Controls, Inc.	1,278,333

	Automobile—0.4%
35,000	Harley-Davidson, Inc.	856,800

	Automobile Manufacturers
2,400	Ford Motor Co.*(a)	5,256

	Automotive Parts—0.2%
11,500	Advance Auto Parts, Inc.	358,800
1,300	Autoliv, Inc. (Sweden)	27,768

		386,568

	Banks
1,000	SunTrust Banks, Inc.	40,140

	Beverages—0.9%
25,100	Coca-Cola Co. (The)	1,105,906
14,600	Coca-Cola Enterprises, Inc.	146,730
2,400	Pepsi Bottling Group, Inc.(a)	55,488
9,800	PepsiCo, Inc.	558,698

		1,866,822

	Biotechnology—0.5%
19,300	Amgen, Inc.*	1,155,877

	Biotechnology Healthcare—0.1%
3,200	Celgene Corp.*	205,632

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Building Materials
1,000	Masco Corp.(a)	$10,150

	Business Services—0.1%
6,300	Genpact Ltd. (Bermuda)*(a)	49,329
1,200	MasterCard, Inc. (Class A Stock)(a)	177,384

		226,713

	Chemicals—3.6%
5,900	Air Products & Chemicals, Inc.	342,967
194,600	Dow Chemical Co. (The)	5,189,982
200	E.I. du Pont de Nemours & Co.	6,400
13,300	Eastman Chemical Co.	537,187
27,700	PPG Industries, Inc.	1,373,366
1,000	Praxair, Inc.	65,150
2,800	Rohm & Haas Co.	196,980

		7,712,032

	Clothing & Apparel—0.2%
6,100	VF Corp.	336,110

	Commercial Banks—7.2%
287,186	Bank of America Corp.	6,941,286
6,400	BB&T Corp.(a)	229,440
21,200	KeyCorp(a)	259,276
8,100	Marshall & Ilsley Corp.(a)	146,043
19,200	National City Corp.(a)	51,840
16,000	Regions Financial Corp.	177,440
10,100	State Street Corp.	437,835
36,300	U.S. Bancorp	1,082,103
144,300	Wachovia Corp.	924,963
145,600	Wells Fargo & Co.	4,957,680
6,500	Zions Bancorp	247,715

		15,455,621

	Commercial Services & Supplies—1.2%
6,400	McKesson Corp.	235,456
73,400	Waste Management, Inc.	2,292,282

		2,527,738

	Communications Equipment—0.3%
209,700	Alcatel-Lucent, ADR (France)*(a)	538,929

	Computer Hardware
1,200	NetApp, Inc.*(a)	16,236

	Computer Services & Software
7,500	SanDisk Corp.*	66,675

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Computers & Peripherals—1.4%
1,400	EMC Corp.*	$16,492
44,800	Hewlett-Packard Co.	1,714,944
12,000	International Business Machines Corp.	1,115,640
3,500	Pitney Bowes, Inc.	86,730

		2,933,806

	Conglomerates
4,000	Textron, Inc.	70,800

	Consumer Finance—0.3%
3,600	American Express Co.	99,000
12,600	Capital One Financial Corp.	492,912

		591,912

	Consumer Products & Services—1.0%
31,600	Procter & Gamble Co.	2,039,464
600	Snap-on, Inc.	22,170

		2,061,634

	Diversified—0.1%
7,900	Pepco Holdings, Inc.	163,135

	Diversified Financial Services—4.6%
205,500	Citigroup, Inc.	2,805,075
10,600	Goldman Sachs Group, Inc. (The)	980,500
98,800	JPMorgan Chase & Co.	4,075,500
28,300	Merrill Lynch & Co., Inc.(a)	526,097
69,300	Morgan Stanley	1,210,671
8,700	NYSE Euronext, Inc.	262,566
2,100	Principal Financial Group, Inc.	39,879

		9,900,288

	Diversified Machinery—0.2%
6,400	Cooper Industries Ltd. (Class A Stock) (Bermuda)	198,080
7,900	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)(a)	145,755

		343,835

	Diversified Telecommunication Services—2.7%
199,300	Verizon Communications, Inc.	5,913,231

	Education—0.2%
5,500	ITT Educational Services, Inc.*(a)	482,075

	Electric—Integrated—0.1%
14,000	Sierra Pacific Resources	116,060

	Electric Utilities—4.8%
27,300	American Electric Power Co., Inc.	890,799
38,400	CMS Energy Corp.(a)	393,600
3,600	DTE Energy Co.	127,080
98,400	Edison International	3,502,056

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Electric Utilities (continued)
3,500	Entergy Corp.	$273,175
34,700	Exelon Corp.	1,882,128
11,500	FirstEnergy Corp.	599,840
32,400	FPL Group, Inc.	1,530,576
13,700	PG&E Corp.	502,379
18,400	PPL Corp.	603,888

		10,305,521

	Energy Equipment & Services—1.6%
23,400	Diamond Offshore Drilling, Inc.	2,077,920
64,500	Halliburton Co.	1,276,455

		3,354,375

	Exchange Traded Fund—0.5%
20,920	iShares Russell 1000 Value Index Fund	1,109,597

	Financial—Bank & Trust—1.5%
44,800	Bank of New York Mellon Corp. (The)	1,460,480
29,500	Comerica, Inc.	813,905
10,000	Huntington Bancshares, Inc.(a)	94,500
4,100	M&T Bank Corp.(a)	332,510
7,300	PNC Financial Services Group, Inc.	486,691
1,500	Synovus Financial Corp.(a)	15,495
5,100	TCF Financial Corp.	90,474

		3,294,055

	Financial—Brokerage
900	PartnerRe Ltd. (Bermuda)(a)	60,921

	Financial Services—0.2%
9,300	Fifth Third Bancorp(a)	100,905
3,200	Paychex, Inc.	91,328
14,500	TD Ameritrade Holding Corp.*	192,705

		384,938

	Food—0.3%
11,100	General Mills, Inc.	751,914

	Food & Drug Retailers—2.0%
46,600	CVS/Caremark Corp.	1,428,290
137,000	Safeway, Inc.	2,913,990

		4,342,280

	Food & Staples Retailing—0.3%
13,000	Wal-Mart Stores, Inc.	725,530

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Food Products—0.8%
1,700	Kellogg Co.	$85,714
45,000	Kraft Foods, Inc. (Class A Stock)	1,311,300
3,100	Kroger Co. (The)	85,126
9,800	SYSCO Corp.	256,760

		1,738,900

	Gas & Pipeline Utilities—0.1%
6,200	Northeast Utilities	139,872

	Gas Utilities
4,900	El Paso Corp.	47,530

	Hand/Machine Tools
1,600	Stanley Works (The)	52,384

	Healthcare Equipment & Supplies—0.2%
21,100	Boston Scientific Corp.*	190,533
4,300	Zimmer Holdings, Inc.*	199,649

		390,182

	Healthcare Products—0.2%
9,200	Covidien Ltd. (Bermuda)	407,468

	Healthcare Providers & Services—1.0%
12,300	Aetna, Inc.	305,901
89,700	CIGNA Corp.	1,462,110
11,000	WellPoint, Inc.*	427,570

		2,195,581

	Healthcare Services—0.1%
1,500	Bard (C.R.), Inc.(a)	132,375

	Home Builder—0.1%
6,100	Toll Brothers, Inc.*	141,032

	Hotels, Restaurants & Leisure—1.1%
82,900	Carnival Corp. (Panama)(a)	2,105,660
1,300	Choice Hotels International, Inc.	35,542
10,400	International Game Technology(a)	145,600
4,600	Wyndham Worldwide Corp.	37,674

		2,324,476

	Household Durables—0.4%
22,600	Fortune Brands, Inc.	861,964
8,100	Lennar Corp. (Class A Stock)(a)	62,694

		924,658

	Household Products—1.2%
42,500	Kimberly-Clark Corp.	2,604,825

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Industrial Conglomerates—3.3%
13,700	3M Co.	$880,910
219,600	General Electric Co.	4,284,396
64,025	Tyco Electronics Ltd. (Bermuda)	1,244,646
30,525	Tyco International Ltd. (Bermuda)	771,672

		7,181,624

	Industrial Machinery—0.1%
5,800	Eaton Corp.	258,680

	Industrial Products—0.1%
5,100	Dover Corp.	162,027
400	Mohawk Industries, Inc.*(a)	19,352

		181,379

	Insurance—6.3%
105,000	Allstate Corp. (The)	2,770,950
2,100	American Financial Group, Inc.	47,733
36,500	American International Group, Inc.	69,715
6,700	AON Corp.	283,410
5,800	Assurant, Inc.	147,784
10,000	AXIS Capital Holdings Ltd. (Bermuda)	284,800
5,900	Chubb Corp.	305,738
1,100	Gallagher, (Arthur J.) & Co.	26,796
74,400	Genworth Financial, Inc. (Class A Stock)	360,096
11,500	Hanover Insurance Group, Inc. (The)	451,375
5,900	Hartford Financial Service Group, Inc. (The)	60,888
8,900	Lincoln National Corp.	153,436
3,400	Loews Corp.	112,914
104,969	MetLife, Inc.	3,487,070
6,100	RenaissanceRe Holdings Ltd. (Bermuda)	279,990
76,300	Travelers Cos., Inc. (The)(a)	3,246,565
30,000	Unum Group	472,500
1,600	W.R. Berkely Corp.	42,032
87,800	XL Capital Ltd. (Class A Stock) (Cayman Islands)	851,660

		13,455,452

	Internet Software & Services—0.3%
30,100	eBay, Inc.*	459,627
9,300	Expedia, Inc.*	88,443
1,400	Symantec Corp.*	17,612

		565,682

	IT Services
2,650	Computer Sciences Corp.*	79,924

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Machinery—1.4%
34,200	Caterpillar, Inc.	$1,305,414
61,100	PACCAR, Inc.(a)	1,786,564

		3,091,978

	Manufacturing—0.1%
2,200	Danaher Corp.	130,328

	Media—2.3%
150,000	CBS Corp. (Class B Stock)	1,456,500
47,800	News Corp. (Class A Stock)	508,592
168,000	Time Warner, Inc.	1,695,120
50,700	Walt Disney Co. (The)	1,313,130

		4,973,342

	Medical Supplies & Equipment
1,600	Invitrogen Corp.*(a)	46,064

	Metals & Mining—1.5%
106,500	Alcoa, Inc.(a)	1,225,815
30,000	Freeport-McMoRan Copper & Gold, Inc.	873,000
25,900	Nucor Corp.	1,049,209
1,200	Reliance Steel & Aluminum Co.	30,048
1,600	Transocean, Inc. (Cayman Islands)*(a)	131,728

		3,309,800

	Miscellaneous Manufacturers
100	Illinois Tool Works, Inc.	3,339

	Multi-Utilities & Unregulated Power—0.7%
29,000	Dominion Resources, Inc.	1,052,120
9,400	Wisconsin Energy Corp.	408,900

		1,461,020

	Multiline Retail—0.2%
1,400	Abercrombie & Fitch Co. (Class A Stock)(a)	40,544
20,800	JC Penney Co., Inc.	497,536

		538,080

	Networking Equipment
3,900	Juniper Networks, Inc.*	73,086

	Office Electronics—0.8%
221,500	Xerox Corp.(a)	1,776,430

	Oil, Gas & Consumable Fuels—11.9%
9,500	Anadarko Petroleum Corp.	335,350
34,200	Apache Corp.	2,815,686
7,700	Baker Hughes, Inc.	269,115
2,300	Chesapeake Energy Corp.(a)	50,531
66,700	Chevron Corp.	4,975,820

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels (continued)
75,000	ConocoPhillips	$3,901,500
1,200	Devon Energy Corp.	97,032
500	EOG Resources, Inc.	40,460
90,400	Exxon Mobil Corp.	6,700,448
117,400	Marathon Oil Corp.	3,416,340
10,500	Occidental Petroleum Corp.	583,170
7,000	Pride International, Inc.*	131,530
34,100	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	1,885,389
6,400	Sunoco, Inc.(a)	195,200
11,200	Valero Energy Corp.	230,496

		25,628,067

	Paper & Forest Products—0.5%
46,700	Domtar Corp. (Canada)*	115,816
35,900	International Paper Co.	618,198
6,800	Weyerhaeuser Co.	259,896

		993,910

	Pharmaceuticals—9.5%
11,300	Abbott Laboratories	623,195
69,800	Bristol-Myers Squibb Co.	1,434,390
4,200	Cardinal Health, Inc.	160,440
75,000	Eli Lilly & Co.	2,536,500
11,100	Forest Laboratories, Inc.*	257,853
1,700	Gilead Sciences, Inc.*	77,945
2,500	IMS Health, Inc.	35,850
68,500	Johnson & Johnson	4,201,790
82,900	Merck & Co., Inc.	2,565,755
290,300	Pfizer, Inc.	5,141,213
6,000	Schering-Plough Corp.	86,940
300	Vertex Pharmaceuticals, Inc.*(a)	7,863
101,900	Wyeth	3,279,142

		20,408,876

	Railroads & Equipment—0.5%
17,400	Norfolk Southern Corp.	1,042,956

	Real Estate Investment Trusts—1.7%
2,200	Alexandria Real Estate Equities, Inc.(a)	152,944
1,800	Apartment Investment & Management Co. (Class A Stock)	26,334
1,100	Boston Properties, Inc.(a)	77,968
900	Brandywine Realty Trust	7,776
2,800	Camden Property Trust	94,388
2,800	Colonial Properties Trust	29,512
9,800	DCT Industrial Trust, Inc.	48,314
200	Duke Realty Corp.(a)	2,822

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
1,300	Eastgroup Properties, Inc.	$43,524
10,000	General Growth Properties, Inc.	41,400
12,900	HCP, Inc.	386,097
3,500	Highwoods Properties, Inc.	86,870
6,400	Hospitality Properties Trust(a)	64,960
100	Kimco Realty Corp.(a)	2,258
12,400	Liberty Property Trust(a)	295,740
2,000	Macerich Co. (The)	58,840
39,500	ProLogis	553,000
2,800	Realty Income Corp.	64,736
5,700	Senior Housing Properties Trust	109,269
12,100	Simon Property Group, Inc.	811,063
2,800	Taubman Centers, Inc.	93,016
9,100	Ventas, Inc.	328,146
3,100	Vornado Realty Trust(a)	218,705
2,300	Weingarten Realty Investors	47,035

		3,644,717

	Retail & Merchandising—0.6%
2,100	Best Buy Co., Inc.	56,301
3,400	Colgate-Palmolive Co.	213,384
2,900	Darden Restaurants, Inc.	64,293
14,000	Family Dollar Stores, Inc.(a)	376,740
4,600	Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	165,784
5,300	Newell Rubbermaid, Inc.	72,875
800	Polo Ralph Lauren Corp.	37,736
2,300	Target Corp.	92,276
4,600	TJX Cos., Inc.(a)	123,096

		1,202,485

	Road & Rail—0.6%
15,700	Burlington Northern Santa Fe Corp.	1,398,242

	Semiconductors & Semiconductor Equipment—0.3%
600	Applied Materials, Inc.	7,746
2,300	KLA-Tencor Corp.	53,475
3,400	Lam Research Corp.*	76,024
6,700	Marvell Technology Group Ltd. (Bermuda)*	46,632
17,800	Texas Instruments, Inc.	348,168
8,100	Xilinx, Inc.	149,202

		681,247

	Software—2.7%
27,000	BMC Software, Inc.*	697,140
101,058	CA, Inc.	1,798,832
152,100	Microsoft Corp.	3,396,393

		5,892,365

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Specialty Retail—1.7%
29,600	AutoNation, Inc.*(a)	$203,352
20,300	Gap, Inc. (The)	262,682
104,611	Home Depot, Inc. (The)(a)	2,467,774
11,900	Limited Brands, Inc.	142,562
12,800	Lowe’s Cos., Inc.	277,760
200	Phillips-Van Heusen Corp.	4,902
2,800	Ross Stores, Inc.(a)	91,532
10,500	Staples, Inc.	204,015

		3,654,579

	Telecommunication Services—3.5%
4,200	American Tower Corp. (Class A Stock)*	135,702
260,800	AT&T, Inc.	6,981,616
11,700	Cisco Systems, Inc.*	207,909
7,600	Corning, Inc.	82,308
3,600	QUALCOMM, Inc.	137,736

		7,545,271

	Textiles, Apparel & Luxury Goods—0.2%
34,500	Jones Apparel Group, Inc.	383,295

	Thrifts & Mortgage Finance
156,500	Washington Mutual, Inc.(g)†	—

	Tobacco—2.2%
160,000	Altria Group, Inc.	3,070,400
37,900	Philip Morris International, Inc.	1,647,513

		4,717,913

	Transportation—0.1%
14,600	Royal Caribbean Cruises Ltd. (Liberia)(a)	197,976

	Utilities—0.3%
6,200	Duke Energy Corp.	101,556
500	First Solar, Inc.*(a)	71,850
5,900	NRG Energy, Inc.*(a)	137,175
5,100	Progress Energy, Inc.	200,787
5,800	Spectra Energy Corp.	112,114

		623,482

	TOTAL LONG-TERM INVESTMENTS (cost $268,510,023)	211,720,911

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	SHORT-TERM INVESTMENT—6.9%

	AFFILIATED MONEY MARKET MUTUAL FUND
14,846,277	Dryden Core Investment Fund—Taxable Money Market Series (cost $14,846,277; includes $13,009,558 of cash collateral for securities on loan) (b)(w)	$14,846,277

	TOTAL INVESTMENTS—105.4% (cost $283,356,300; Note 5)	226,567,188
	Liabilities in excess of other assets—(5.4%)	(11,571,870)

	NET ASSETS—100%	$214,995,318

The following abbreviation is used in Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
†	Security has been fair valued. The fair value represents 0.00% of net assets at October 31, 2008.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $12,498,540; cash collateral of $13,009,558 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

Oil, Gas & Consumable Fuels	11.9%
Pharmaceuticals	9.5
Commercial Banks	7.2
Affiliated Money Market Mutual Fund (6.1% represents investments purchased with collateral from securities on loan)	6.9
Insurance	6.3
Electric Utilities	4.8
Diversified Financial Services	4.6
Chemicals	3.6
Telecommunication Services	3.5
Industrial Conglomerates	3.3
Diversified Telecommunication Services	2.7
Software	2.7
Media	2.3
Tobacco	2.2
Aerospace & Defense	2.2
Food & Drug Retailers	2.0
Specialty Retail	1.7
Real Estate Investment Trusts	1.7
Energy Equipment & Services	1.6
Metals & Mining	1.5
Financial—Bank & Trust	1.5
Machinery	1.4
Computers & Peripherals	1.4
Household Products	1.2
Commercial Services & Supplies	1.2

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Industry (cont’d.)

Hotels, Restaurants & Leisure	1.1%
Healthcare Providers & Services	1.0
Consumer Products & Services	1.0
Beverages	0.9
Office Electronics	0.8
Food Products	0.8
Multi-Utilities & Unregulated Power	0.7
Road & Rail	0.6
Auto Components	0.6
Retail & Merchandising	0.6
Biotechnology	0.5
Exchange Traded Fund	0.5
Railroads & Equipment	0.5
Paper & Forest Products	0.5
Household Durables	0.4
Air Freight & Couriers	0.4
Automobiles	0.4
Food	0.3
Food & Staples Retailing	0.3
Semiconductors & Semiconductor Equipment	0.3
Utilities	0.3
Consumer Finance	0.3
Internet Software & Services	0.3
Communications Equipment	0.3
Multiline Retail	0.2
Education	0.2
Healthcare Products	0.2
Healthcare Equipment & Supplies	0.2
Automotive Parts	0.2
Financial Services	0.2
Textiles, Apparel & Luxury Goods	0.2
Agriculture	0.2
Diversified Machinery	0.2
Clothing & Apparel	0.2
Industrial Machinery	0.1
Business Services	0.1
Biotechnology Healthcare	0.1
Transportation	0.1
Industrial Products	0.1
Diversified	0.1
Home Builder	0.1
Gas & Pipeline Utilities	0.1
Healthcare Services	0.1
Manufacturing	0.1
Electric—Integrated	0.1

105.4
Liabilities in excess of other assets	(5.4)

100.0%

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2008	Small Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.3%

	COMMON STOCKS

	Aerospace & Defense—1.7%
19,000	Esterline Technologies Corp.*	$684,950
29,600	Orbital Sciences Corp.*	606,504

		1,291,454

	Biotechnology—0.8%
19,800	Martek Biosciences Corp.*(a)	590,634

	Building Materials—0.5%
11,730	Texas Industries, Inc.(a)	371,020

	Chemicals—1.6%
28,345	Intrepid Potash, Inc.*(a)	616,220
14,200	Quaker Chemical Corp.	271,646
16,660	Terra Industries, Inc.	366,354

		1,254,220

	Clothing & Apparel—1.7%
20,300	Gymboree Corp.*	524,958
23,920	True Religion Apparel, Inc.(a)	400,660
13,455	Warnaco Group, Inc. (The)*(a)	401,094

		1,326,712

	Commercial Services—6.2%
24,800	Corrections Corp. of America*	473,928
39,735	GEO Group, Inc. (The)*(a)	701,720
20,800	MAXIMUS, Inc.	664,352
28,775	Monster Worldwide, Inc.*(a)	409,756
25,400	PAREXEL International Corp.	264,160
19,870	School Specialty, Inc.*(a)	417,270
22,365	Team, Inc.*(a)	621,076
9,500	VistaPrint Ltd. (Bermuda)(a)	162,165
31,880	Waste Connections, Inc.*(a)	1,079,138

		4,793,565

	Computer Hardware—0.7%
35,510	Sykes Enterprises, Inc.*	566,740

	Computer Networking—0.6%
23,926	Atheros Communications	429,950

	Computer Services & Software—7.7%
30,295	ANSYS, Inc.*(a)	867,346
72,780	Compellent Technologies, Inc.*(a)	793,302
47,800	eResearchTechnology, Inc.	308,788

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Computer Services & Software (continued)
40,400	JDA Software Group, Inc.*	$576,912
15,200	Mantech International Corp. (Class A Stock)*	819,888
61,340	Netezza Corp.*(a)	594,998
21,870	Solera Holdings, Inc.	544,344
20,900	SPSS, Inc.*	488,224
14,277	Stanley, Inc.	489,130
31,800	The9 Ltd., ADR (Cayman Islands)(a)	452,196

		5,935,128

	Distribution/Wholesale—0.4%
9,485	MWI Veterinary Supply, Inc.*(a)	328,466

	Education—2.3%
18,165	American Public Education, Inc.*(a)	804,164
14,495	Blackboard, Inc.*	354,838
12,400	Capella Education Co.*(a)	587,760

		1,746,762

	Electrical Equipment—1.5%
40,120	Advanced Energy Industries, Inc.*	428,080
12,700	Canadian Solar, Inc. (China)(a)	122,936
66,300	Ultralife Corp.(a)	576,147

		1,127,163

	Electronic Components—6.6%
9,800	Axsys Technologies, Inc.*(a)	647,094
44,845	Coherent, Inc.*(a)	1,134,578
13,675	Dolby Laboratories, Inc. (Class A Stock)*(a)	431,720
19,280	Eagle Test Systems, Inc.*	291,899
10,986	Energy Conversion Devices, Inc.(a)	375,062
18,900	II-VI, Inc.	530,901
24,200	OYO Geospace Corp.*	693,814
45,100	Universal Electronics, Inc.*	952,963

		5,058,031

	Energy Equipment & Services—1.5%
22,580	Lufkin Industries, Inc.(a)	1,181,386

	Entertainment & Leisure—5.7%
59,515	Bally Technologies, Inc.*(a)	1,318,257
61,545	Lions Gate Entertainment Corp. (Canada)*	430,815
37,995	Macrovision Solutions Corp.*	420,985
10,020	Penn National Gaming, Inc.*	192,985
99,800	Shuffle Master, Inc.*	385,228
9,700	Vail Resorts, Inc.*(a)	322,622
51,050	WMS Industries, Inc.*(a)	1,276,250

		4,347,142

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Environmental Services—0.8%
8,960	Clean Harbors, Inc.*	$587,507

	Financial Services—2.9%
34,035	FCStone Group, Inc.*(a)	202,508
28,895	First Commonwealth Financial Corp.	318,712
18,480	Investment Technology Group, Inc.*(a)	377,177
38,753	Knight Capital Group, Inc. (Class A Stock)*	560,369
15,465	SVB Financial Group*(a)	795,674

		2,254,440

	Healthcare Providers & Services—0.9%
25,560	Gentiva Health Services, Inc.*	693,954

	Healthcare Services—10.4%
12,987	Almost Family, Inc.*(a)	625,454
14,515	Amedisys, Inc.*(a)	818,791
53,555	Animal Health International, Inc.*	345,430
25,740	Brookdale Senior Living, Inc.(a)	221,879
59,600	Centene Corp.*(a)	1,122,864
21,315	Emergency Medical Services Corp.*(a)	700,411
27,990	HMS Holdings Corp.*	693,312
52,800	ICON PLC, ADR (Ireland)*	1,339,536
16,334	LHC Group, Inc.*	576,264
7,395	Lincare Holdings, Inc.*	194,858
21,400	Psychiatric Solutions, Inc.*(a)	712,406
54,400	Sun Healthcare Group, Inc.*	624,512

		7,975,717

	Industrial Products—1.0%
26,195	CIRCOR International, Inc.	802,877

	Insurance—0.6%
22,445	Tower Group, Inc.(a)	472,018

	Internet Services—4.4%
35,300	Internet Capital Group, Inc.*	201,916
34,600	NetFlix, Inc.*(a)	856,696
10,300	Perfect World Co. Ltd., ADR (China)(a)	191,889
105,200	Sapient Corp.	577,548
27,000	Shanda Interactive Entertainment Ltd., ADR (China)*	746,550
4,600	Sohu.com, Inc. (China)*(a)	252,724
113,490	TIBCO Software, Inc.*(a)	584,473

		3,411,796

	Machinery & Equipment—2.5%
16,325	Bucyrus International, Inc. (Class A Stock)	393,922
22,970	Chart Industries, Inc.	312,852
21,090	DXP Enterprises, Inc.	294,416
15,000	Gardner Denver, Inc.*	384,300
18,500	Rofin-Sinar Technologies, Inc.*	412,365

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Machinery & Equipment (continued)
11,855	Sauer-Danfoss, Inc.(a)	$121,514

		1,919,369

	Manufacturing—1.7%
13,540	Ameron International Corp.	636,380
31,900	Barnes Group, Inc.(a)	462,869
23,795	Polypore International, Inc.*(a)	202,971

		1,302,220

	Media—0.9%
88,225	Entravision Communications Corp. (Class A Stock)*	166,745
13,145	Factset Research Systems, Inc.(a)	509,895

		676,640

	Medical Supplies & Equipment—10.3%
79,675	American Medical Systems Holdings, Inc.*(a)	862,083
28,500	American Oriental Bioengineering, Inc. (China)	174,135
45,805	Cutera, Inc.*	389,801
33,190	Cynosure, Inc. (Class A Stock)	290,744
82,960	Eclipsys Corp.*(a)	1,231,956
15,730	Hansen Medical, Inc.*(a)	146,446
15,145	Mentor Corp.(a)	255,951
7,100	Mindray Medical International Ltd., ADR (China)(a)	153,076
6,335	Myriad Genetics, Inc.*(a)	399,675
29,640	Quality Systems, Inc.(a)	1,140,844
5,395	ResMed, Inc.*	184,833
17,865	SurModics, Inc.*(a)	473,422
59,315	Thoratec Corp.*(a)	1,460,335
19,330	Vital Images, Inc.*	252,257
21,700	Zoll Medical Corp.	522,536

		7,938,094

	Metals & Mining—1.9%
17,235	Northwest Pipe Co.*(a)	495,161
20,130	RBC Bearings, Inc.*(a)	477,685
39,400	Worthington Industries, Inc.(a)	475,558

		1,448,404

	Oil, Gas & Consumable Fuels—3.4%
13,200	Carrizo Oil & Gas, Inc.(a)	308,748
6,400	Core Laboratories NV (Netherlands)(a)	471,680
16,600	Dawson Geophysical Co.	407,198
13,985	McMoRan Exploration Co.*	198,447
14,400	Natco Group, Inc. (Class A Stock)(a)	304,416
41,000	Parallel Petroleum Corp.(a)	164,410
23,320	Petroleum Development Corp.*	482,957

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels (continued)
10,500	T-3 Energy Services, Inc.	$253,155

		2,591,011

	Pharmaceuticals—3.7%
11,765	BioMarin Pharmaceutical, Inc.*(a)	215,535
47,254	Cubist Pharmaceuticals, Inc.*	1,199,779
15,000	Kendle International, Inc.	271,050
29,810	Pharmerica Corp.*(a)	611,999
6,300	United Therapeutics Corp.*(a)	549,549

		2,847,912

	Restaurants—0.7%
40,915	BJ’s Restaurants, Inc.*(a)	363,735
13,345	Carrols Restaurant Group, Inc.*	27,090
10,020	Red Robin Gourmet Burgers, Inc.*(a)	152,204

		543,029

	Retail—3.2%
21,590	Cash America International, Inc.	763,639
45,400	Genesco, Inc.*(a)	1,126,374
25,765	Pantry, Inc. (The)*	567,345

		2,457,358

	Retail & Merchandising—3.9%
26,600	Aeropostale, Inc.*(a)	643,986
21,425	Big Lots, Inc.*(a)	523,413
17,940	Children’s Place Retail Stores, Inc. (The)*(a)	599,734
6,400	Deckers Outdoor Corp.*(a)	543,104
33,557	Ezcorp, Inc. (Class A Stock)	531,543
9,410	Ritchie Bros Auctioneers, Inc. (Canada)	174,744

		3,016,524

	Semiconductors—1.4%
28,500	Microsemi Corp.*(a)	619,590
19,945	Netlogic Microsystems, Inc.(a)	421,238

		1,040,828

	Telecommunications—3.5%
15,300	Comtech Telecommunications Corp.*(a)	740,826
52,105	EMS Technologies, Inc.*(a)	1,088,994
61,200	Infinera Corp.(a)	476,136
21,000	Sierra Wireless, Inc. (Canada)(a)	183,750
18,795	Switch & Data Facilities Co., Inc.*(a)	177,049

		2,666,755

	Transportation—0.7%
16,680	HUB Group, Inc. (Class A Stock)	524,586

	TOTAL LONG-TERM INVESTMENTS (cost $101,765,347)	75,519,412

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	SHORT-TERM INVESTMENT—36.8%

	AFFILIATED MONEY MARKET MUTUAL FUND
28,274,130	Dryden Core Investment Fund—Taxable Money Market Series (cost $28,274,130; includes $26,163,283 of cash collateral for securities on loan)(b)(w)	$28,274,130

	TOTAL INVESTMENTS—135.1% (cost $130,039,477; Note 5)	103,793,542
	Liabilities in excess of other assets—(35.1%)	(26,951,393)

	NET ASSETS—100%	$76,842,149

The following abbreviation is used in Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,930,584; cash collateral of $26,163,283 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (34.0% represents investments purchased with collateral from securities on loan)	36.8%
Healthcare Services	10.4
Medical Supplies & Equipment	10.3
Computer Services & Software	7.7
Electronic Components	6.6
Commercial Services	6.2
Entertainment & Leisure	5.7
Internet Services	4.4
Retail & Merchandising	3.9
Pharmaceuticals	3.7
Telecommunications	3.5
Oil, Gas & Consumable Fuels	3.4
Retail	3.2
Financial Services	2.9
Machinery & Equipment	2.5
Education	2.3
Metals & Mining	1.9
Clothing & Apparel	1.7
Manufacturing	1.7
Aerospace & Defense	1.7
Chemicals	1.6
Energy Equipment & Services	1.5

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)

Electrical Equipment	1.5%
Semiconductors	1.4
Industrial Products	1.0
Healthcare Providers & Services	0.9
Media	0.9
Biotechnology	0.8
Environmental Services	0.8
Computer Hardware	0.7
Restaurants	0.7
Transportation	0.7
Insurance	0.6
Computer Networking	0.6
Building Materials	0.5
Distribution/Wholesale	0.4

135.1
Liabilities in excess of other assets	(35.1)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—91.6%

	COMMON STOCKS

	Aerospace/Defense—2.1%
72,300	AAR Corp.(a)	$1,156,077
9,100	Alliant Techsystems, Inc.*(a)	751,114
102,882	BE Aerospace, Inc.*	1,324,091
22,500	Curtiss-Wright Corp.(a)	830,250
2,400	Esterline Technologies Corp.*(a)	86,520
58,800	Moog, Inc. (Class A Stock)*	2,065,056
31,300	Teledyne Technologies, Inc.*	1,426,341
20,086	Triumph Group, Inc.(a)	880,972

		8,520,421

	Airlines—0.5%
12,600	Republic Airways Holdings, Inc.*(a)	188,370
120,400	SkyWest, Inc.	1,855,364

		2,043,734

	Apparel/Shoes—0.1%
17,525	Hanesbrands, Inc.*	306,162

	Auto Related—0.1%
1,800	American Axle & Manufacturing Holdings, Inc.	6,462
75,577	Cooper Tire & Rubber Co.	576,653
3,000	Tenneco, Inc.*(a)	14,730

		597,845

	Automobile Manufacturers—0.5%
1,500	Commercial Vehicle Group, Inc.*	1,995
117,463	Oshkosh Corp.	899,767
60,000	Thor Industries, Inc.(a)	1,074,000

		1,975,762

	Automotive Components
13,200	Lear Corp.*	26,532

	Automotive Parts—0.2%
42,025	ATC Technology Corp.*(a)	921,608

	Banks—4.6%
1,490	1st Source Corp.	31,975
2,400	Ameris Bancorp.	26,496
900	BancFirst Corp.	45,360
101,699	BancorpSouth, Inc.(a)	2,468,235
68,471	Bank Mutual Corp.	789,471
500	Banner Corp.	6,385
86,280	Cardinal Financial Corp.	538,387

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Banks (continued)
2,200	Cathay General Bancorp	$53,856
5,300	Central Pacific Financial Corp.(a)	82,680
2,700	Chemical Financial Corp.(a)	70,929
4,600	City Holding Co.(a)	192,464
16,200	Colonial BancGroup, Inc. (The)(a)	65,772
2,900	Columbia Banking System, Inc.	46,168
2,800	Community Bank System, Inc.(a)	69,860
4,600	Community Trust Bancorp, Inc.(a)	153,548
44,725	Cullen/Frost Bankers, Inc.	2,503,258
4,800	Dime Community Bancshares	80,160
96,600	East West Bancorp, Inc.(a)	1,676,010
9,900	First Bancorp (Puerto Rico)(a)	101,178
82,251	First Financial Bancorp(a)	1,106,276
1,400	First Financial Holdings, Inc.(a)	30,380
13,700	First Niagara Financial Group, Inc.	216,049
500	First Place Financial Corp. (OH)	3,435
1,200	FirstFed Financial Corp.*(a)	10,740
43,338	FirstMerit Corp.(a)	1,010,642
10,790	Hancock Holding Co.(a)	476,486
17,400	Hanmi Financial Corp.	69,600
4,250	IBERIABANK Corp.(a)	216,495
4,900	Independent Bank Corp.	140,973
1,600	Lakeland Financial Corp.	35,920
3,280	MainSource Financial Group, Inc.	58,581
4,100	Nara Bancorp, Inc.	45,100
400	Old Second Bancorp, Inc.	5,400
3,300	Oriental Financial Group, Inc. (Puerto Rico)	53,592
1,700	Peoples Bancorp, Inc.	32,555
27,450	Prosperity Bancshares, Inc.	911,615
5,400	Provident Bankshares Corp.(a)	57,618
1,351	Republic Bancorp, Inc. (KY) (Class A Stock)	31,100
415	SCBT Financial Corp.	14,064
1,700	Sierra Bancorp	33,932
53,861	Signature Bank (NY)*(a)	1,754,791
1,100	Simmons First National Corp. (Class A Stock)	34,122
2,600	Southside Bancshares, Inc.(a)	62,634
4,800	Southwest Bancorp, Inc.	69,504
9,750	Sterling Bancshares, Inc.	77,610
70,250	Sterling Financial Corp.(a)	596,423
50,000	Susquehanna Bancshares, Inc.	774,500
1,700	Trico Bancshares	36,618
5,783	Umpqua Holdings Corp.(a)	98,427
32,285	United Bankshares, Inc.(a)	1,029,891
4,100	West Coast Bancorp	35,752
1,000	WSFS Financial Corp.(a)	47,870

		18,180,887

	Beverages—0.3%
54,700	PepsiAmericas, Inc.	1,035,471

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Biotechnology—0.1%
500	Alexion Pharmaceuticals, Inc.*	$20,375
2,100	Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	179,298
2,900	Celera Corp.*	32,799
4,625	Protalix BioTherapeutics, Inc. (Israel)*	7,863

		240,335

	Broadcasting
7,300	Cox Radio, Inc. (Class A Stock)*(a)	39,785
2,200	DG Fastchannel, Inc.*	38,962
4,800	Entercom Communications Corp. (Class A Stock)	3,216

		81,963

	Building & Construction—0.2%
58,700	Chicago Bridge & Iron Co. NV (Netherlands)	727,293

	Building Materials
10,300	Comfort Systems USA, Inc.(a)	96,099
1,500	Perini Corp.*	28,530

		124,629

	Building Products—0.7%
3,600	Apogee Enterprises, Inc.	35,496
50,000	Crane Co.	818,500
60,000	Lennox International, Inc.	1,789,200
3,500	NCI Building Systems, Inc.*	65,135
2,400	Universal Forest Products, Inc.(a)	56,760

		2,765,091

	Business Services—0.6%
85,600	3Com Corp.*	233,688
2,400	COMSYS IT Partners, Inc.*	14,592
75,850	URS Corp.*	2,229,231

		2,477,511

	Cable Television
1,000	Macrovision Solutions Corp.*	11,080

	Capital Markets—0.6%
100,200	Jefferies Group, Inc.	1,586,166
48,700	Waddell & Reed Financial, Inc. (Class A Stock)	707,124

		2,293,290

	Chemicals—3.4%
22,475	Airgas, Inc.	862,141
14,346	Arch Chemicals, Inc.	406,996
29,920	Cabot Corp.	791,384

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Chemicals (continued)
15,820	Cytec Industries, Inc.	$448,022
27,540	FMC Corp.(a)	1,199,092
7,600	H.B. Fuller Co.(a)	134,292
11,300	Hercules, Inc.	189,953
3,100	Innospec, Inc. (United Kingdom)	27,125
35,000	Lubrizol Corp. (The)(a)	1,315,300
90,000	Methanex Corp. (Canada)	1,061,100
700	Minerals Technologies, Inc.	39,732
700	NewMarket Corp.	26,383
23,263	Olin Corp.	422,456
1,100	OM Group, Inc.*	23,474
3,800	Rockwood Holdings, Inc.*	46,930
100,000	RPM International, Inc.	1,420,000
101,900	Sensient Technologies Corp.	2,570,937
4,700	Spartech Corp.	29,892
54,500	Terra Industries, Inc.	1,198,455
56,100	Valspar Corp. (The)	1,147,245
4,000	WR Grace & Co.*	36,040

		13,396,949

	Clothing & Apparel—0.2%
2,400	Cato Corp. (The) (Class A Stock)	37,248
30,461	G & K Services, Inc. (Class A Stock)	688,114
4,600	Gymboree Corp.*	118,956
5,200	Maidenform Brands, Inc.*(a)	57,096

		901,414

	Commercial Banks—0.7%
1,749	Amcore Financial, Inc.	8,133
97,781	First Horizon National Corp.(a)	1,164,572
4,900	Fulton Financial Corp.(a)	51,450
12,200	International Bancshares Corp.(a)	316,834
8,100	UCBH Holdings, Inc.(a)	42,768
29,541	Zions Bancorp	1,125,807

		2,709,564

	Commercial Services—1.4%
2,800	Consolidated Graphics, Inc.*	36,428
500	CRA International, Inc.*	13,530
700	Electro Rent Corp.	8,393
5,700	Gartner, Inc.*(a)	104,880
2,800	GEO Group, Inc. (The)*(a)	49,448
49,900	Healthspring, Inc.*	824,348
400	MAXIMUS, Inc.	12,776
95,500	Pharmaceutical Product Development, Inc.(a)	2,958,590
9,700	Spherion Corp.*	30,846
15,700	Stewart Enterprises, Inc. (Class A Stock)	81,169
8,000	Team, Inc.*(a)	222,160

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Commercial Services (continued)
3,000	Viad Corp.(a)	$65,550
35,137	Waste Connections, Inc.*(a)	1,189,387

		5,597,505

	Commercial Services & Supplies—1.5%
58,057	Avis Budget Group, Inc.*	95,214
9,400	Ennis, Inc.(a)	110,638
33,975	Healthcare Services Group, Inc.	562,626
30,700	Heidrick & Struggles International, Inc.(a)	740,791
17,700	Kelly Services, Inc. (Class A Stock)(a)	252,048
100,000	Schawk, Inc.	1,313,000
77,449	School Specialty, Inc.*(a)	1,626,429
1,300	Valassis Communications, Inc.*	5,772
26,575	Watson Wyatt Worldwide, Inc. (Class A Stock)(a)	1,128,640

		5,835,158

	Communication Equipment
4,100	Tekelec*	52,029

	Computer Hardware—1.0%
11,400	Aspen Technology, Inc.*	89,262
39,963	CACI International, Inc. (Class A Stock)*	1,645,676
7,300	CIBER, Inc.*	39,420
5,300	Electronics for Imaging, Inc.*	56,180
73,000	Imation Corp.(a)	899,360
1,000	Palm, Inc.*(a)	3,990
2,800	PC Connection, Inc.*	16,912
77,413	Perot Systems Corp. (Class A Stock)*(a)	1,113,973
24,100	Quantum Corp.*	6,989
3,100	Silcon Storage Technology, Inc.*	9,765
2,800	Sykes Enterprises, Inc.*	44,688

		3,926,215

	Computer Services & Software—3.1%
48,021	Avocent Corp.*	721,275
34,174	Diebold, Inc.	1,015,651
2,100	Digi International, Inc.*	21,504
69,400	Global Payments, Inc.	2,811,394
1,500	infoGROUP, Inc.	6,690
2,400	JDA Software Group, Inc.*	34,272
1,100	Mantech International Corp. (Class A Stock)*	59,334
22,350	MICROS Systems, Inc.*	380,621
78,969	Parametric Technology Corp.*(a)	1,025,807
1,100	PC Mall, Inc.*	4,928
2,300	Progress Software Corp.*	52,762
2,300	Quest Software, Inc.*	30,475

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Computer Services & Software (continued)
2,700	Semtech Corp.*	$32,724
700	SI International, Inc.*	20,160
400	SPSS, Inc.*	9,344
133,850	SRA International, Inc. (Class A Stock)*	2,473,548
9,300	Sutor Technology Group Ltd. (China)*	19,995
80,472	Sybase, Inc.*(a)	2,142,969
4,600	SYNNEX Corp.*(a)	70,978
37,853	Synopsys, Inc.*	691,953
700	Virtusa Corp.*	3,857
103,731	Xyratex Ltd. (Bermuda)*	580,894

		12,211,135

	Computers
6,400	Mentor Graphics Corp.*	46,976

	Conglomerates
10,400	Tomkins PLC, ADR (United Kingdom)	76,544

	Construction & Engineering—0.8%
2,700	EMCOR Group, Inc.*	47,979
82,100	Granite Construction, Inc.	2,928,507

		2,976,486

	Consumer Finance—0.1%
104,900	Advance America Cash Advance Centers, Inc.	281,132

	Consumer Products & Services—1.6%
7,500	American Greetings Corp. (Class A Stock)	87,600
63,708	Central Garden & Pet Co.*	215,333
54,586	Central Garden & Pet Co. (Class A Stock)*(a)	173,584
3,500	Compass Diversified Holdings	42,700
4,800	Helen of Troy Ltd. (Bermuda)*	86,352
593	Jarden Corp.*	10,555
88,850	Scotts Miracle-Gro Co. (The) (Class A Stock)	2,320,762
43,646	Snap-on, Inc.(a)	1,612,720
51,300	Toro Co. (The)(a)	1,725,732

		6,275,338

	Consumer Services—0.2%
20,200	Rent-A-Center, Inc.*	294,920
65,000	Sotheby`s(a)	605,150

		900,070

	Containers & Packaging—1.9%
99,916	Bemis Co., Inc.(a)	2,481,913
2,800	Core-Mark Holding Co., Inc.*	55,356
82,771	Pactiv Corp.*	1,950,085
6,700	Rock-Tenn Co. (Class A Stock)(a)	203,747
57,203	Silgan Holdings, Inc.(a)	2,662,228

		7,353,329

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Distribution/Wholesale—0.2%
1,300	United Stationers, Inc.*(a)	$48,607
28,474	WESCO International, Inc.*	566,063

		614,670

	Diversified Financial Services—0.4%
66,618	Federated Investors, Inc. (Class B Stock)	1,612,156
2,300	Nelnet, Inc.	33,649

		1,645,805

	Diversified Financials
2,400	Financial Federal Corp.(a)	55,560
5,200	LaBranche & Co., Inc.*	32,396

		87,956

	Diversified Telecommunication Services—0.3%
68,800	Iowa Telecommunications Services, Inc.(a)	1,040,256

	Drugs & Healthcare—0.7%
44,270	Cooper Cos., Inc. (The)(a)	729,570
39,000	Covance, Inc.*(a)	1,950,000

		2,679,570

	Electric Utilities—1.6%
71,100	Cleco Corp.(a)	1,636,011
8,100	El Paso Electric Co.*(a)	150,012
18,612	Idacorp, Inc.	496,196
2,700	UIL Holdings Corp.	89,100
9,500	Unisource Energy Corp.	262,010
187,588	Westar Energy, Inc.	3,656,090

		6,289,419

	Electrical Equipment—0.9%
43,100	Acuity Brands, Inc.(a)	1,506,776
58,475	Regal-Beloit Corp.	1,903,946

		3,410,722

	Electronic Components—1.8%
48,100	Digital River, Inc.*(a)	1,191,918
21,520	Empire District Electric Co. (The)(a)	413,399
112,100	Jabil Circuit, Inc.	942,761
10,500	Nam Tai Electronics, Inc. (China)	79,800
81,000	Park Electrochemical Corp.(a)	1,751,220
800	Plexus Corp.*	14,928
110,210	Portland General Electric Co.	2,261,509
76,300	Technitrol, Inc.(a)	440,251

		7,095,786

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Electronics—2.5%
97,267	Belden CDT, Inc.(a)	$2,027,044
5,450	Benchmark Electronics, Inc.*(a)	65,345
80,600	Checkpoint Systems, Inc.*(a)	1,016,366
38,224	Coherent, Inc.*(a)	967,067
5,800	CTS Corp.	40,542
400	Electro Scientific Industries, Inc.*	3,348
129,100	FLIR Systems, Inc.*(a)	4,144,110
43,686	Littelfuse, Inc.*	815,181
413,600	Sanmina-SCI Corp.*(a)	310,200
10,300	TTM Technologies, Inc.*	73,748
21,113	Watts Water Technologies, Inc. (Class A Stock)	558,017

		10,020,968

	Energy Equipment & Services—0.9%
3,500	Complete Production Services, Inc.*	43,365
72,683	Headwaters, Inc.*(a)	770,440
45,000	Holly Corp.	883,350
40,000	Tidewater, Inc.(a)	1,744,400

		3,441,555

	Engineering/Construction—0.3%
69,900	KBR, Inc.	1,037,316
11,800	KHD Humboldt Wedag International Ltd. (Hong Kong)*	201,544

		1,238,860

	Entertainment & Leisure—0.8%
36,600	International Speedway Corp. (Class A Stock)	1,148,874
70,500	Life Time Fitness, Inc.*(a)	1,342,320
2,300	RC2 Corp.*	29,210
25,315	Scientific Games Corp. (Class A Stock)*	455,670
1,300	Steinway Musical Instruments, Inc.*	28,938

		3,005,012

	Environmental Services—0.4%
160,200	Allied Waste Industries, Inc.*	1,669,284

	Equipment Services
1,400	MedAssets, Inc.*	20,202

	Exchange Traded Funds—0.6%
5,870	iShares Russell 2000 Index Fund(a)	313,928
37,225	iShares Russell 2000 Value Index Fund	1,962,502

		2,276,430

	Financial—Bank & Trust—1.4%
3,200	Banco Latinoamericano de Exportaciones SA (Panama)	34,016
30,000	Bank of Hawaii Corp.(a)	1,521,300
25,133	Boston Private Financial Holdings, Inc.	222,176
3,175	Citizens Republic Bancorp, Inc.(a)	9,366
2,900	City Bank/Lynnwood (WA)(a)	29,870

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Financial—Bank & Trust (continued)
19,109	Commerce Bancshares, Inc.	$903,473
3,400	Conn’s, Inc.*(a)	46,070
2,000	Downey Financial Corp.(a)	3,200
800	First Bancorp	14,000
1,700	First Merchants Corp.(a)	37,417
2,000	Flushing Financial Corp.(a)	31,100
7,700	FNB Corp.	100,870
600	Heartland Financial USA, Inc.	14,250
400	Heritage Commerce Corp.	5,176
2,800	Lakeland Bancorp, Inc.	30,856
65,231	NewAlliance Bancshares, Inc.(a)	900,188
3,404	Prospect Capital Corp.(a)	42,825
500	S&T Bancorp, Inc.	17,050
158	Stellarone Corp.	2,686
3,700	Stifel Financial Corp.*	161,505
17,884	Superior Bancorp*(a)	98,898
57,443	TCF Financial Corp.	1,019,039
700	Union Bankshares Corp.	16,681
4,533	United Community Banks, Inc.(a)	59,473
1,700	Washington Trust Bancorp, Inc.	36,244
2,900	Wilshire Bancorp, Inc.	31,987

		5,389,716

	Financial—Brokerage
1,400	Penson Worldwide, Inc.*	9,996
1,100	West Bancorp, Inc.	13,750

		23,746

	Financial Services—3.0%
5,450	Advanta Corp. (Class B Stock)	24,634
100	Berkshire Hills Bancorp, Inc.	2,603
700	BGC Partners, Inc. (Class A Stock)	2,863
6,300	Brookline Bancorp, Inc.	73,710
26,944	Calamos Asset Management, Inc. (Class A Stock)(a)	221,210
4,400	CompuCredit Corp.*(a)	11,352
24,900	CVB Financial Corp.	315,234
15,800	Deluxe Corp.(a)	192,128
7,371	Dollar Financial Corp.*(a)	85,725
79,500	Eaton Vance Corp.	1,749,000
2,200	Encore Capital Group, Inc.*	20,592
900	Farmers Capital Bank Corp.	17,802
9,400	Federal Agricultural Mortgage Corp. (Class C Stock)	54,520
54,250	First Cash Financial Services, Inc.*	833,822
1,400	First Community Banshares, Inc.(a)	43,820
400	First South Bancorp, Inc. Washington NC	5,620
8,100	Global Cash Access Holdings, Inc.*	22,842

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Financial Services (continued)
3,200	Green Bankshares, Inc.(a)	$63,200
1,400	Hallmark Financial Services*	9,100
7,900	Hawaiian Holdings, Inc.*	55,300
6,200	Innophos Holdings, Inc.	165,850
3,300	Integra Bank Corp.	19,899
10,700	Knight Capital Group, Inc. (Class A Stock)*(a)	154,722
900	Koppers Holdings, Inc.	21,411
25,256	National Penn Bancshares, Inc.	427,837
3,800	NBT Bancorp, Inc.(a)	105,944
4,800	Ocwen Financial Corp.*	32,160
7,200	Pacer International, Inc.	81,288
76,900	Pacific Capital Bancorp(a)	1,510,316
44,162	PacWest Bancorp(a)	1,103,608
13,448	Patriot Capital Funding, Inc.(a)	66,568
600	Piper Jaffray Cos.*	23,670
5,400	Provident Financial Services, Inc.	79,164
143,500	Raymond James Financial, Inc.(a)	3,342,115
2,800	Renasant Corp.	58,688
3,400	Resource Capital Corp.	16,830
40,513	South Financial Group, Inc. (The)(a)	235,381
10,800	Student Loan Corp. (The)	394,200
600	Suffolk Bancorp	19,470
3,700	Sun Communities, Inc.	55,648
3,000	SWS Group, Inc.	55,680
1,900	UDR, Inc.	37,544
10,100	United Community Financial Corp.	47,369
6,200	World Acceptance Corp.*(a)	114,576
500	Yadkin Valley Financial Corp.	7,445

		11,982,460

	Food & Drug Retailers—0.5%
60,400	Casey’s General Stores, Inc.	1,824,080
2,600	Perrigo Co.	88,400
6,600	Weis Markets, Inc.	214,104

		2,126,584

	Food Products—1.9%
152,868	Corn Products International, Inc.	3,717,750
273,239	Del Monte Foods Co.	1,724,138
6,000	Fresh Del Monte Produce, Inc. (Cayman Islands)*	126,660
6,800	Nash-Finch Co.	268,124
25,938	Ralcorp Holdings, Inc.*	1,755,484
600	Ruddick Corp.	17,184

		7,609,340

	Foods—1.3%
2,200	Chiquita Brands International, Inc.*	30,030
54,639	Dean Foods Co.*(a)	1,194,409
30,000	JM Smucker Co. (The)(a)	1,336,800

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Foods (continued)
28,690	Sanderson Farms, Inc.(a)	$895,702
7,400	Spartan Stores, Inc.(a)	199,726
23,325	TreeHouse Foods, Inc.*(a)	705,814
105,997	Tyson Foods, Inc. (Class A Stock)	926,414

		5,288,895

	Furniture
2,400	Knoll, Inc.	34,704

	Gas & Pipeline Utilities—4.3%
44,370	Atlas America, Inc.	1,016,517
139,788	Atmos Energy Corp.	3,392,655
30,000	Energen Corp.	1,007,100
35,000	National Fuel Gas Co.(a)	1,266,650
98,200	Southwest Gas Corp.(a)	2,564,984
104,531	Swift Energy Co.*(a)	3,353,354
100,000	UGI Corp.	2,387,000
67,181	WGL Holdings, Inc.	2,162,556

		17,150,816

	Gas Utilities—0.7%
97,361	AGL Resources, Inc.(a)	2,959,774

	Healthcare Equipment & Supplies—0.5%
4,500	Hill-Rom Holdings, Inc.	102,420
27,500	Invacare Corp.	500,225
35,000	West Pharmaceutical Services, Inc.	1,397,200

		1,999,845

	Healthcare Providers & Services—2.0%
2,900	Alliance Imaging, Inc.*	23,635
35,700	Amedisys, Inc.*(a)	2,013,837
78,500	AMERIGROUP Corp.*(a)	1,962,500
2,800	AMN Healthcare Services, Inc.*	25,172
11,500	Gentiva Health Services, Inc.*	312,225
37,050	inVentiv Health, Inc.*	350,864
2,200	Magellan Health Services, Inc.*(a)	81,268
54,500	Owens & Minor, Inc.(a)	2,358,215
33,259	Res-Care, Inc.*	512,521
77,600	Sunrise Senior Living, Inc.*(a)	234,352

		7,874,589

	Healthcare Services—1.8%
33,671	Amsurg Corp.*	839,755
82,300	Healthways, Inc.*(a)	831,230
28,225	LHC Group, Inc.*	995,778

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Healthcare Services (continued)
19,386	LifePoint Hospitals, Inc.*(a)	$464,683
700	Molina Healthcare, Inc.*(a)	15,589
100,139	Pediatrix Medical Group, Inc.*(a)	3,870,372
2,300	Psychiatric Solutions, Inc.*(a)	76,567
1,100	Rehabcare Group, Inc.*	18,843

		7,112,817

	Home Builders—0.2%
77,000	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	330,330
43,400	Meritage Homes Corp.*(a)	595,882

		926,212

	Hotels, Restaurants & Leisure—0.6%
200	Bob Evans Farms, Inc.	4,176
64,500	Brinker International, Inc.(a)	599,850
42,500	CKE Restaurants, Inc.	360,825
13,500	Dover Downs Gaming & Entertainment, Inc.	69,120
7,400	Jack in the Box, Inc.*	148,740
1,000	Papa John’s International, Inc.*	22,560
118,700	Sonic Corp.*(a)	1,270,090
9,700	Strategic Hotels & Resorts, Inc.	48,015

		2,523,376

	Household Durables—0.5%
60,141	Ethan Allen Interiors, Inc.(a)	1,075,923
7,500	Furniture Brands International, Inc.	42,675
10,860	Lancaster Colony Corp.	342,524
63,696	Tempur-Pedic International, Inc.(a)	497,466

		1,958,588

	Household Products—0.1%
11,000	Tupperware Brands Corp.	278,300
3,500	WD-40 Co.	101,850
1,250	Zep, Inc.	26,312

		406,462

	Industrial Conglomerates—0.6%
42,678	Teleflex, Inc.	2,261,507

	Industrial Products—0.8%
14,457	Brady Corp. (Class A Stock)	448,167
1,300	CIRCOR International, Inc.	39,845
2,300	Compass Minerals International, Inc.	126,339
45,363	Interface, Inc. (Class A Stock)	319,809
40,429	Kaydon Corp.(a)	1,350,733
8,500	Myers Industries, Inc.(a)	89,845
95,800	Steelcase, Inc.	890,940

		3,265,678

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Insurance—6.9%
9,400	AMBAC Financial Group, Inc.	$25,192
87,429	American Equity Investment Life Holding Co.(a)	395,179
75,000	American Financial Group, Inc.	1,704,750
1,100	American Physicians Capital, Inc.(a)	45,001
12,500	Amerisafe, Inc.*	215,500
3,500	AmTrust Financial Services, Inc.	34,370
30,050	Arthur J. Gallagher & Co.	732,018
47,575	Aspen Insurance Holdings Ltd. (Bermuda)(a)	1,092,322
6,300	Assured Guaranty Ltd. (Bermuda)(a)	70,749
1,200	Castlepoint Holdings Ltd. (Bermuda)	10,824
137,850	Delphi Financial Group, Inc. (Class A Stock)(a)	2,171,138
96,183	Employers Holdings, Inc.	1,227,295
26,128	Endurance Specialty Holdings Ltd. (Bermuda)(a)	790,111
1,300	FPIC Insurance Group, Inc.*(a)	58,188
1,300	Harleysville Group, Inc.	41,054
65,775	HCC Insurance Holdings, Inc.	1,450,997
52,813	Horace Mann Educators Corp.	420,391
47,164	Infinity Property & Casualty Corp.(a)	1,878,070
35,650	IPC Holdings Ltd. (Bermuda)(a)	984,297
7,600	Max Capital Group Ltd. (Bermuda)(a)	121,220
4,600	Meadowbrook Insurance Group, Inc.(a)	24,242
2,800	Navigators Group, Inc.*(a)	141,428
71,101	Philadelphia Consolidated Holding Corp.*	4,158,697
1,400	Phoenix Cos., Inc. (The)	9,058
39,988	Platinum Underwriters Holdings Ltd. (Bermuda)(a)	1,269,219
9,600	PMA Capital Corp. (Class A Stock)*	44,352
23,889	ProAssurance Corp.*(a)	1,312,701
42,400	Protective Life Corp.	354,040
22,072	Reinsurance Group of America, Inc.	824,168
20,400	RLI Corp.	1,170,756
4,300	Safety Insurance Group, Inc.(a)	163,357
3,700	Seabright Insurance Holdings, Inc.*	38,702
5,400	Selective Insurance Group(a)	128,250
57,700	State Auto Financial Corp.(a)	1,519,818
47,575	United Fire & Casualty Co.(a)	1,102,313
44,400	Zenith National Insurance Corp.	1,458,984

		27,188,751

	Insurance—Property Insurance
2,915	Argo Group International Holdings Ltd. (Bermuda)*(a)	92,989

	Internet
5,400	Interwoven, Inc.*	68,094

	Internet Services—0.1%
13,600	EarthLink, Inc.*	93,840
700	Forrester Research, Inc.*	19,635

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Internet Services (continued)
4,300	SonicWALL, Inc.*	$19,264
3,700	TIBCO Software, Inc.*	19,055
14,684	United Online, Inc.(a)	108,662
900	USA Mobility, Inc.*	8,685

		269,141

	Investment Company
7,315	MCG Capital Corp.	5,998

	Leisure—0.4%
120,600	Callaway Golf Co.(a)	1,261,476
12,400	Jakks Pacific, Inc.*(a)	277,388

		1,538,864

	Machinery—3.1%
17,300	Actuant Corp. (Class A Stock)	310,189
60,000	Albany International Corp. (Class A Stock)	873,600
88,500	Barnes Group, Inc.(a)	1,284,135
97,700	Bucyrus International, Inc.	2,357,501
1,100	Cascade Corp.	36,311
28,736	Gardner Denver, Inc.*	736,216
24,825	General Cable Corp.*(a)	424,011
7,000	Gibraltar Industries, Inc.(a)	92,750
33,796	IDEX Corp.	783,391
34,428	Kadant, Inc.*(a)	565,996
40,000	Kennametal, Inc.	848,800
28,125	Lincoln Electric Holdings, Inc.	1,213,594
61,400	Mueller Industries, Inc.(a)	1,404,218
4,375	Nordson Corp.	161,569
11,375	Rofin-Sinar Technologies, Inc.*	253,549
15,350	Smith A.O. Corp.	484,293
1,400	Tennant Co.(a)	35,126
6,300	Wabtec Corp.	250,488

		12,115,737

	Machinery & Equipment
4,700	Pioneer Drilling Co.*	36,378

	Manufacturing—1.1%
1,100	Ameron International Corp.	51,700
3,800	Ceradyne, Inc.*	89,300
7,200	EnPro Industries, Inc.*	159,912
4,200	Harmonic, Inc.*	29,862
93,300	Harsco Corp.	2,208,411
145,400	Hexcel Corp.*(a)	1,919,280

		4,458,465

	Marine—0.4%
25,000	DryShips, Inc. (Greece)(a)	481,250
36,575	Eagle Bulk Shipping, Inc.(a)	364,653
32,400	Genco Shipping & Trading Ltd.(a)	675,540

		1,521,443

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Media—0.4%
131,087	Belo Corp. (Class A Stock)(a)	$279,215
38,171	Courier Corp.	664,557
15,775	Factset Research Systems, Inc.	611,912
9,900	Idearc, Inc.(a)	3,762
8,900	Lee Enterprises, Inc.(a)	22,250
900	Scholastic Corp.	16,713
14,800	Sinclair Broadcast Group, Inc. (Class A Stock)	47,804
6,300	Westwood One, Inc.*	1,701
1,375	Wiley (John) & Sons, Inc. (Class A Stock)	47,823

		1,695,737

	Medical Supplies & Equipment—0.4%
2,200	Advanced Energy Industries, Inc.*	23,474
900	Arena Pharmaceuticals, Inc.*(a)	3,312
31,408	Conmed Corp.*	822,889
700	Medivation, Inc.*	13,139
16,575	Patterson Cos., Inc.*	419,845
8,198	PSS World Medical, Inc.*(a)	148,712
1,700	Seattle Genetics, Inc.*	17,476
1,400	STERIS Corp.(a)	47,656

		1,496,503

	Metals & Mining—2.4%
25,000	Amcol International Corp.	613,250
38,000	Carpenter Technology Corp.	687,800
11,800	Cliffs Natural Resources, Inc.	318,482
1,100	Columbus McKinnon Corp.*	15,444
70,000	Commercial Metals Co.	777,000
16,300	GrafTech International Ltd.*	132,193
383,500	IAMGOLD Corp. (Canada)(a)	1,265,550
1,000	Olympic Steel, Inc.	22,860
55,700	Quanex Building Products Corp.	510,212
75,000	Royal Gold, Inc.	2,162,250
80,700	Timken Co.	1,281,516
165,000	Titanium Metals Corp.(a)	1,536,150
6,100	Worthington Industries, Inc.(a)	73,627

		9,396,334

	Multi-Utilities—1.0%
40,000	Oge Energy Corp.	1,092,000
111,525	Vectren Corp.	2,810,430

		3,902,430

	Office Equipment—0.1%
13,900	IKON Office Solutions, Inc.	239,497

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Oil & Gas—0.2%
25,700	Equitable Resources, Inc.	$892,047

	Oil & Gas Exploration/Production—1.1%
86,700	Cabot Oil & Gas Corp.	2,433,669
7,600	Penn Virginia Corp.	282,492
71,800	St. Mary Land & Exploration Co.	1,787,102

		4,503,263

	Oil, Gas & Consumable Fuels—2.6%
12,650	Arena Resources, Inc.*	385,572
92,575	Berry Petroleum Co. (Class A Stock)	2,156,997
1,400	Callon Petroleum Co.*	14,448
31,000	Cimarex Energy Co.	1,254,260
2,400	Comstock Resources, Inc.*	118,608
28,175	Concho Resources, Inc.*(a)	598,719
12,450	Encore Acquisition Co.*	387,817
2,277	Energy Partners Ltd.*	9,837
1,100	Laclede Group, Inc. (The)(a)	57,552
22,000	Lufkin Industries, Inc.	1,151,040
2,200	McMoRan Exploration Co.*(a)	31,218
8,050	New Jersey Resources Corp.(a)	299,782
12,250	Oil States International, Inc.*	283,343
46,200	ONEOK, Inc.	1,473,780
28,850	Petroquest Energy, Inc.*(a)	287,057
1,100	Rosetta Resources, Inc.*	11,605
2,400	RPC, Inc.	25,416
3,000	South Jersey Industries, Inc.(a)	102,210
6,629	Stone Energy Corp.*(a)	201,124
4,900	Trico Marine Services, Inc.*(a)	44,100
32,000	Tsakos Energy Navigation Ltd. (Greece)	791,680
1,400	Union Drilling, Inc.*	7,672
4,800	Vaalco Energy, Inc.	25,440
35,000	World Fuel Services Corp.	750,050

		10,469,327

	Paper & Forest Products—0.6%
14,700	Buckeye Technologies, Inc.*(a)	86,583
40,005	Neenah Paper, Inc.	361,245
83,505	Owens-Illinois, Inc.*	1,910,595
5,100	Schweitzer-Mauduit International, Inc.(a)	85,272

		2,443,695

	Personell Services
4,000	Kforce, Inc.*	31,480

	Pharmaceuticals—0.1%
1,300	Alpharma, Inc. (Class A Stock)*	40,703
800	Auxilium Pharmaceuticals, Inc.*(a)	15,720
9,000	Bionovo, Inc.*	6,390
1,100	Cypress Bioscience, Inc.*	5,984

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Pharmaceuticals (continued)
800	Par Pharmaceutical Cos., Inc.*	$8,000
4,600	Prestige Brands Holdings, Inc.*(a)	31,786
500	Rigel Pharmaceuticals, Inc.*(a)	4,355
4,200	ULURU, Inc.*	2,016
500	United Therapeutics Corp.*	43,615
2,300	Valeant Pharmaceuticals International*(a)	43,171
6,500	Viropharma, Inc.*	81,510

		283,250

	Real Estate
1,000	HFF, Inc. (Class A Stock)*(a)	2,540

	Real Estate Investment Trust—Office Industrial
7,100	BioMed Realty Trust, Inc.(a)	99,755
3,600	Hersha Hospitality Trust	15,156

		114,911

	Real Estate Investment Trust—Other REIT
7,200	OMEGA Healthcare Investors, Inc.	108,504

	Real Estate Investment Trusts—3.1%
13,700	Anthracite Capital, Inc.(a)	59,458
10,500	Anworth Mortgage Asset Corp.	61,530
4,000	Arbor Realty Trust, Inc.(a)	14,400
8,200	Ashford Hospitality Trust, Inc.	13,284
2,200	Associated Estates Realty Corp.	17,952
1,000	Capital Trust, Inc. (Class A Stock)	7,900
112,154	CBL & Associates Properties, Inc.(a)	1,035,181
19,600	DCT Industrial Trust, Inc.(a)	96,628
10,900	DiamondRock Hospitality Co.	56,462
82,732	Education Realty Trust, Inc.(a)	351,611
3,200	Entertainment Properties Trust	119,840
2,400	Equity LifeStyle Properties, Inc.	100,776
101,753	Equity One, Inc.(a)	1,777,625
1,300	Extra Space Storage, Inc.	14,963
70,000	First Industrial Realty Trust, Inc.(a)	723,800
4,900	First Potomac Realty Trust(a)	60,172
5,700	Glimcher Realty Trust	29,868
50,000	Healthcare Realty Trust, Inc.	1,277,500
700	Home Properties, Inc.	28,343
105,000	HRPT Properties Trust	379,050
5,800	Inland Real Estate Corp.	66,468
31,700	Lexington Realty Trust(a)	254,551
4,000	LTC Properties, Inc.	96,680
2,200	Maguire Properties, Inc.	7,810
314,250	MFA Mortgage Investments, Inc.	1,728,375

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
16,479	Mid-America Apartment Communities, Inc.	$580,720
12,800	National Retail Properties, Inc.(a)	228,224
31,100	Nationwide Health Properties, Inc.	928,024
12,800	NorthStar Realty Finance Corp.(a)	73,600
7,200	Parkway Properties, Inc.(a)	124,200
5,400	Pennsylvania Real Estate Investment Trust(a)	68,310
35,000	Potlatch Corp.	1,162,350
3,000	Saul Centers, Inc.(a)	109,770
14,000	Senior Housing Properties Trust	268,380
8,700	Sovran Self Storage, Inc.	282,315
7,900	Sunstone Hotel Investors, Inc.	51,745

		12,257,865

	Restaurants—0.1%
800	Einstein Noah Restaurant Group, Inc.*	6,416
77,639	Wendy’s Arby’s Group, Inc. (Class A Stock)	281,053

		287,469

	Retail—0.9%
50,057	Cash America International, Inc.	1,770,516
4,900	CEC Entertainment, Inc.*	125,832
2,600	Insight Enterprises, Inc.*	25,298
700	Jo-Ann Stores, Inc.*	13,412
17,532	Men’s Wearhouse, Inc. (The)(a)	268,064
1,100	Movado Group, Inc.	16,731
34,185	Pantry, Inc. (The)*	752,754
34,315	Regis Corp.	424,477
7,250	Stage Stores, Inc.	55,897
3,800	Systemax, Inc.	53,808

		3,506,789

	Retail & Merchandising—1.0%
49,162	Bebe Stores, Inc.(a)	435,575
182,600	CarMax, Inc.*(a)	1,939,212
5,300	Collective Brands, Inc.*	67,787
500	Deckers Outdoor Corp.*	42,430
60,049	DSW, Inc. (Class A Stock)*(a)	776,434
7,000	Finish Line, Inc. (The) (Class A Stock)	66,990
5,400	Jos. A. Bank Clothiers, Inc.*(a)	137,538
84,632	Pacific Sunwear of California, Inc.*	289,441
3,000	Shoe Carnival, Inc.*	42,030
400	Tween Brands, Inc.*	3,408

		3,800,845

	Retail—Restaurants
4,400	Domino’s Pizza, Inc.*	26,180

	Retail Apparel
4,500	Dress Barn, Inc.*(a)	43,020
2,200	Warnaco Group, Inc. (The)*	65,582

		108,602

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Road & Rail—0.3%
42,600	Arkansas Best Corp.	$1,243,494

	Semiconductors—1.3%
8,100	Amkor Technology, Inc.*	32,886
5,950	Applied Micro Circuits Corp.*	30,405
1,100	Asyst Technologies, Inc.*	693
12,775	ATMI, Inc.*	155,344
1,700	Brooks Automation, Inc.*	11,645
5,400	Cirrus Logic, Inc.*	30,996
400	Cohu, Inc.	5,656
1,300	DSP Group, Inc.*	8,190
1,000	Eagle Test Systems, Inc.*	15,140
125,250	Emulex Corp.*(a)	1,189,875
8,358	Entegris, Inc.*	22,483
34,200	Himax Technologies, Inc., ADR (Taiwan)	63,954
37,534	Itron, Inc.*(a)	1,819,648
2,200	IXYS Corp.	17,468
3,800	Kulicke & Soffa Industries, Inc.*(a)	11,172
4,600	Lattice Semiconductor Corp.*	8,648
34,975	Microsemi Corp.*(a)	760,356
4,000	MKS Instruments, Inc.*(a)	74,200
700	Pericom Semiconductor Corp.*	5,460
1,600	Photronics, Inc.*	1,104
18,100	PMC - Sierra, Inc.*(a)	84,708
43,120	Richardson Electronics Ltd.	216,462
20,200	Skyworks Solutions, Inc.*(a)	144,026
1,700	Standard Microsystems Corp.*	30,617
14,100	TriQuint Semiconductor, Inc.*	63,168
19,325	Varian Semiconductor Equipment Associates, Inc.*	379,157
6,400	Zoran Corp.*	52,096

		5,235,557

	Software—0.4%
2,900	CSG Systems International, Inc.*	48,227
166,384	Lawson Software, Inc.*(a)	885,163
2,300	Take-Two Interactive Software, Inc.*	27,278
50,950	Tyler Technologies, Inc.*(a)	692,410

		1,653,078

	Specialized Consumer Services—0.1%
26,825	Hillenbrand, Inc.	509,675

	Specialty Retail—0.7%
97,750	Aaron Rents, Inc.	2,423,223
15,265	Abercrombie & Fitch Co. (Class A Stock)(a)	442,074

		2,865,297

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Telecommunications—1.2%
4,000	Adaptec, Inc.*	$12,840
2,300	Anixter International, Inc.*(a)	77,303
181,016	Arris Group, Inc.*(a)	1,250,820
700	Atlantic Tele-Network, Inc.	17,031
28,046	Black Box Corp.	852,879
10,600	Centennial Communications Corp.*	37,736
68,800	Cincinnati Bell, Inc.*(a)	164,432
1,100	Consolidated Communications Holdings, Inc.	11,330
4,700	Finisar Corp.*	2,867
3,600	Foundry Networks, Inc.*	53,460
4,200	MasTec, Inc.*	36,624
4,100	MRV Communications, Inc.*	3,034
2,400	Newport Corp.*	17,256
23,150	Nice Systems Ltd. (Israel)*	517,634
2,900	Plantronics, Inc.(a)	41,876
1,400	Polycom, Inc.*(a)	29,414
177,185	Powerwave Technologies, Inc.*(a)	168,326
10,100	Premiere Global Services, Inc.*	100,495
4,300	RF Micro Devices, Inc.*	8,557
62,575	Syniverse Holdings, Inc.*(a)	1,176,410
3,200	UTStarcom, Inc.*	7,616

		4,587,940

	Textiles & Apparel—1.3%
77,425	Brown Shoe Co., Inc.	816,059
200	Oxford Industries, Inc.	2,694
4,650	Perry Ellis International, Inc.*	45,524
126,075	Phillips-Van Heusen Corp.	3,090,098
1,600	Quiksilver, Inc.*	4,144
2,300	Skechers USA, Inc. (Class A Stock)*	31,234
46,200	Wolverine World Wide, Inc.	1,085,700

		5,075,453

	Thrifts & Mortgage Finance—0.7%
90,300	Astoria Financial Corp.	1,717,506
70,000	Washington Federal, Inc.	1,233,400

		2,950,906

	Tobacco—0.3%
29,400	Universal Corp.	1,163,946

	Trading Companies & Distributors—0.6%
58,650	Applied Industrial Technologies, Inc.(a)	1,184,143
30,600	Watsco, Inc.(a)	1,257,354

		2,441,497

	Transportation—0.6%
3,000	Atlas Air Worldwide Holdings, Inc.*(a)	57,960
20,900	Forward Air Corp.(a)	546,953

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Transportation (continued)
75,000	General Maritime Corp. (Marshall Islands)(a)	$1,136,250
6,300	GulfMark Offshore, Inc.*	233,100
16,359	Kansas City Southern*(a)	505,002
2,800	Knightsbridge Tankers Ltd. (Bermuda)(a)	50,148

		2,529,413

	Water Utilities
700	American States Water Co.	23,947

	TOTAL LONG-TERM INVESTMENTS (cost $448,069,304)	363,444,393

Principal Amount (000)#	SHORT-TERM INVESTMENTS—31.8%

	U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k) 4.625%, 11/30/08
$125	(cost $125,155)	125,391

Shares

	AFFILIATED MONEY MARKET MUTUAL FUND—31.8%
126,151,942	Dryden Core Investment Fund—Taxable Money Market Series (cost $126,151,942; includes $97,961,484 of cash collateral for securities on loan) (b)(w)	126,151,942

	TOTAL SHORT-TERM INVESTMENTS (cost $126,277,097)	126,277,333

	TOTAL INVESTMENTS—123.4% (cost $574,346,401, Note 5)	489,721,726
	Other liabilities in excess of other assets(x)—(23.4%)	(92,960,474)

	NET ASSETS—100%	$396,761,252

The following abbreviations are used in Portfolio descriptions:

ADR—American	Depositary Receipt
REIT—Real	Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $97,081,874; cash collateral of $97,961,484 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash Collateral is less than 102% of the market value of securities loaned due to significant market increases on October 31, 2008. Collateral was subsequently received on November 3, 2008 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Security segregated as collateral for futures contracts.

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on future contract as follows:

Open future contract outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Depreciation
Long Positions:
4	Russell 2000	Dec 08	$1,144,900	$1,073,000	$(71,900)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (24.7% represents investments purchased with collateral from securities on loan)	31.8%
Insurance	6.9
Banks	4.6
Gas & Pipeline Utilities	4.3
Chemicals	3.4
Real Estate Investment Trusts	3.1
Computer Services & Software	3.1
Machinery	3.1
Financial Services	3.0
Oil, Gas & Consumable Fuels	2.6
Electronics	2.5
Metals & Mining	2.4
Aerospace/Defense	2.1
Healthcare Providers & Services	2.0
Food Products	1.9
Containers & Packaging	1.9
Healthcare Services	1.8
Electronic Components	1.8
Electric Utilities	1.6
Consumer Products & Services	1.6
Commercial Services & Supplies	1.5
Commercial Services	1.4
Financial—Bank & Trust	1.4
Foods	1.3
Semiconductors	1.3
Textiles & Apparel	1.3
Telecommunications	1.2
Oil & Gas Exploration/Production	1.1
Manufacturing	1.1
Computer Hardware	1.0
Multi-Utilities	1.0
Retail & Merchandising	1.0
Retail	0.9
Energy Equipment & Services	0.9
Electrical Equipment	0.9
Industrial Products	0.8
Construction & Engineering	0.8
Entertainment & Leisure	0.8
Gas Utilities	0.7
Thrifts & Mortgage Finance	0.7

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Industry (cont’d.)

Specialty Retail	0.7%
Building Products	0.7
Commercial Banks	0.7
Drugs & Healthcare	0.7
Transportation	0.6
Hotels, Restaurants & Leisure	0.6
Business Services	0.6
Paper & Forest Products	0.6
Trading Companies & Distributors	0.6
Capital Markets	0.6
Exchange Traded Funds	0.6
Industrial Conglomerates	0.6
Food & Drug Retailers	0.5
Airlines	0.5
Healthcare Equipment & Supplies	0.5
Automobile Manufacturers	0.5
Household Durables	0.5
Media	0.4
Environmental Services	0.4
Software	0.4
Diversified Financial Services	0.4
Leisure	0.4
Marine	0.4
Medical Supplies & Equipment	0.4
Road & Rail	0.3
Engineering/Construction	0.3
Tobacco	0.3
Diversified Telecommunication Services	0.3
Beverages	0.3
Home Builders	0.2
Automotive Parts	0.2
Clothing & Apparel	0.2
Consumer Services	0.2
Oil & Gas	0.2
Building & Construction	0.2
Distribution/Wholesale	0.2
Auto Related	0.1
Specialized Consumer Services	0.1
Household Products	0.1
Apparel/Shoes	0.1
Restaurants	0.1
Pharmaceuticals	0.1
Consumer Finance	0.1
Internet Services	0.1
Biotechnology	0.1
Office Equipment	0.1

123.4
Liabilities in excess of other assets	(23.4)

100.0%

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2008	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—92.4%

	COMMON STOCKS

	Australia—1.2%
59,700	AWB Ltd.	$104,409
123,600	BlueScope Steel Ltd.	363,529
129,600	Centennial Coal Co. Ltd.	304,763
142,400	Foster’s Group Ltd.	544,365
97,390	OZ Minerals Ltd.	61,182
154,900	Pacific Brands Ltd.	103,913
278,900	Qantas Airways Ltd.	453,007

		1,935,168

	Belgium—0.1%
28,600	AGFA-Gevaert NV*	119,702
10,300	Dexia NV/SA	54,784
20,900	Fortis	24,214

		198,700

	Brazil—1.0%
45,500	Empresa Brasileira de Aeronautica SA, ADR	951,860
65,600	Redecard SA	711,865

		1,663,725

	Canada—4.7%
46,800	Canadian National Railway Co.	2,031,508
29,600	Canadian Natural Resources Ltd.	1,493,630
17,000	Canadian Oil Sands Trust	456,135
11,100	Potash Corp. of Saskatchewan, Inc.	946,386
87,400	Rogers Communications, Inc. (Class B Stock)	2,537,232

		7,464,891

	China—1.6%
654,400	China Life Insurance Co. Ltd. (Class H Stock)	1,748,815
511,585	China Merchants Bank Co. Ltd. (Class H Stock)	783,772
585,662	Country Garden Holdings Co. Ltd.	104,035

		2,636,622

	Denmark—3.9%
18,300	Carlsberg A/S (Class B Stock)	720,444
21,000	Danske Bank A/S	310,870
42,000	H. Lundbeck A/S	750,313
65,816	Novo Nordisk A/S (Class B Stock)	3,527,946
20,798	Vestas Wind Systems A/S*	851,887

		6,161,460

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Finland—2.7%
67,049	Fortum Oyj	$1,647,800
136,600	Nokia Oyj	2,092,467
16,700	Rautaruukki Oyj	272,546
25,900	TietoEnator Oyj	287,244

		4,300,057

	France—11.3%
10,033	Air Liquide	865,799
320	Arkema SA	7,324
105,100	AXA SA	2,007,836
40,153	BNP Paribas	2,899,101
2,100	Ciments Francais SA	152,474
10,700	Compagnie Generale des Establissements Michelin (Class B Stock)	550,741
32,000	Credit Agricole SA	462,945
93,577	France Telecom SA	2,359,600
34,400	Groupe Danone	1,915,423
31,211	LVMH Moet Hennessy Louis Vuitton SA	2,076,905
23,000	Natixis	50,935
15,000	PSA Peugeot Citroen SA	400,273
11,300	Rallye SA	228,872
8,200	Renault SA	251,312
32,600	Safran SA	413,745
27,500	Sanofi-Aventis SA	1,742,322
4,700	Societe Generale	256,174
5,100	Thales SA	204,638
47,000	THOMSON*	65,896
12,800	Total SA	704,173
7,200	Valeo SA	125,418
10,000	Vivendi	261,391

		18,003,297

	Germany—5.2%
33,800	BASF SE	1,115,862
13,700	Daimler AG	464,430
17,900	Deutsche Bank AG	668,689
15,100	Deutsche Lufthansa AG	209,137
41,713	E.ON AG	1,563,189
8,000	Hannover Rueckversicherung AG	198,046
10,700	Heidelberger Druckmaschinen AG	100,290
17,300	MTU Aero Engines Holding AG	333,698
9,000	Muenchener Rueckversicherungs AG	1,168,377
5,400	Norddeutsche Affinerie AG	172,497
49,956	SAP AG	1,749,020
33,800	ThyssenKrupp AG	640,192

		8,383,427

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Greece—1.2%
63,628	National Bank of Greece SA	$1,397,798
21,850	OPAP SA	477,088

		1,874,886

	Guernsey—0.9%
62,300	Amdocs Ltd.*	1,405,488

	Hong Kong—2.3%
590,000	Chaoda Modern Agriculture Holdings Ltd.	415,671
186,078	China Mobile Ltd.	1,638,103
157,500	Citic Pacific Ltd.	128,089
125,604	Hong Kong Exchanges and Clearing Ltd.	1,273,727
159,280	Orient Overseas International Ltd.	284,434

		3,740,024

	Ireland—0.3%
37,500	Allied Irish Banks PLC	199,749
56,400	Governor & Co. of The Bank of Ireland (The)	166,535
31,300	Irish Life & Permanent PLC	107,067

		473,351

	Israel—2.3%
87,300	Teva Pharmaceutical Industries Ltd., ADR	3,743,424

	Italy—1.6%
54,700	Eni SpA	1,305,589
12,200	Finmeccanica SpA	151,307
10,000	Fondiaria Sai SpA	187,868
18,400	Indesit Co. SpA	149,911
112,451	Intesa Sanpaolo SpA	411,559
243,800	Telecom Italia SpA	280,069

		2,486,303

	Japan—13.4%
4,650	Aiful Corp.	21,548
30,300	Alpine Electronics, Inc.	266,545
37,000	Alps Electric Co. Ltd.	203,545
92,000	Asahi Kasei Corp.	346,050
16,600	Astellas Pharma, Inc.	668,627
141,000	Cosmo Oil Co. Ltd.	299,945
145,000	Denki Kagaku Kogyo Kabushiki Kaisha	321,240
25,100	Fanuc Ltd.	1,672,379
137,000	Fuji Heavy Industries Ltd.	481,921
18,900	Hitachi Information Systems Ltd.	350,732
48,200	Honda Motor Co. Ltd.	1,198,512
87,042	Komatsu Ltd.	956,911
190,800	Kurabo Industries Ltd.	271,058
42,000	Kyowa Exeo Corp.	411,795
145,800	Marubeni Corp.	566,440
45,500	Mitsubishi Corp.	762,664

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Japan (continued)
17,000	Mitsui & Co. Ltd.	$164,722
18,900	Nifco, Inc.	277,786
6,589	Nintendo Co. Ltd.	2,117,100
98,200	Nippon Oil Corp.	403,088
83,000	Nippon Shokubai Co. Ltd.	480,992
300	Nippon Telegraph & Telephone Corp.	1,224,217
173,400	Nissan Motor Co. Ltd.	861,173
1,000	NTT DoCoMo, Inc.	1,585,949
25,600	Omron Corp.	365,496
34,000	Panasonic Corp.	547,527
63,000	Ricoh Co. Ltd.	678,007
133,000	Sanwa Holdings Corp.	441,237
23,600	Sumitomo Corp.	207,634
83,600	Toyota Motor Corp.	3,264,657

		21,419,497

	Liechtenstein—0.3%
3,300	Verwaltungs und Privat Bank AG	457,786

	Mexico—1.4%
40,500	America Movil SAB de CV (Class L Stock), ADR	1,253,070
374,700	Wal-Mart de Mexico SAB de CV (Class V Stock), ADR	1,007,548

		2,260,618

	Netherlands—3.1%
36,600	Aegon NV	152,079
10,100	CSM	187,026
59,700	ING Groep NV, ADR	560,008
13,100	Koninklijke DSM NV	364,814
19,300	Oce NV	89,315
17,100	Royal Dutch Shell PLC (Class A Stock)	473,960
73,212	Royal Dutch Shell PLC (Class B Stock)	1,984,905
20,407	Schlumberger Ltd.	1,054,022

		4,866,129

	New Zealand—0.2%
515,100	Air New Zealand Ltd.	275,401

	Norway—0.7%
59,200	DnB NOR ASA	343,084
33,400	Norsk Hydro ASA	139,555
28,797	StatoilHydro ASA	579,212

		1,061,851

	Russia—1.2%
57,600	OAO Gazprom, ADR	1,144,512
165,145	Rosneft Oil Co., GDR	759,667

		1,904,179

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Singapore—0.7%
389,160	MobileOne Ltd.	$346,448
281,000	Neptune Orient Lines Ltd.	237,335
67,580	Singapore Airlines Ltd.	517,765

		1,101,548

	Spain—3.1%
58,900	Banco Bilbao Vizcaya Argentaria SA	683,613
110,600	Banco Santander Central Hispano SA	1,196,157
10,000	Banco Santander SA	109,877
33,700	Repsol YPF SA	640,836
126,000	Telefonica SA	2,332,884

		4,963,367

	Sweden—2.0%
45,800	Electrolux AB (Class B Stock)	421,644
62,487	Hennes & Mauritz AB (Class B Stock)	2,240,747
65,200	Nordea Bank AB	522,587

		3,184,978

	Switzerland—10.5%
6,500	Baloise Holding AG	347,519
6,600	Ciba Holding AG	274,744
46,700	Clariant AG*	289,720
24,300	Credit Suisse Group AG	908,671
1,300	Georg Fischer AG*	291,493
1,659	Givaudan SA	1,130,467
65,474	Logitech International SA*	976,120
80,200	Nestle SA	3,118,737
35,438	Novartis AG	1,798,762
1,900	Rieter Holding AG	329,228
20,100	Roche Holding AG	3,073,830
46,050	Swiss Reinsurance	1,920,454
3,400	Swisscom AG	1,038,909
5,900	Zurich Financial Services AG	1,196,978

		16,695,632

	United Kingdom—15.5%
596,800	ARM Holdings PLC	930,486
40,000	AstraZeneca PLC	1,695,138
71,300	Aviva PLC	425,305
199,100	Barclays PLC	570,736
184,700	Beazley Group PLC	314,889
290,700	BP PLC	2,369,634
137,900	Bradford & Bingley PLC*	—
453,600	BT Group PLC	852,335
79,277	Carnival PLC	1,743,420
86,200	Centrica PLC	423,571
48,200	Dairy Crest Group PLC	240,818
52,400	Drax Group PLC	486,915

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	United Kingdom (continued)
285,600	DSG International PLC	$148,681
185,400	GKN PLC	355,509
30,700	GlaxoSmithKline PLC	590,175
131,348	HBOS PLC	215,073
52,600	IMI PLC	233,766
286,800	Legal & General Group PLC	329,846
146,500	Lloyds TSB Group PLC	473,503
77,200	Marston’s PLC	118,120
20,288	NEXT PLC	344,835
184,500	Northern Foods PLC	144,336
366,300	Old Mutual PLC	296,619
59,014	Reckitt Benckiser PLC	2,496,278
264,600	Royal & Sun Alliance Insurance Group PLC	588,426
120,233	Royal Bank of Scotland Group PLC	132,438
63,628	SABMiller PLC	1,010,653
243,100	Smith & Nephew PLC	2,225,903
15,100	Spectris PLC	121,203
108,400	Standard Chartered PLC	1,791,528
40,100	Tate & Lyle PLC	238,394
146,100	Taylor Wimpey PLC	23,841
100,600	Tomkins PLC	184,651
54,900	TT Electronics PLC	41,808
355,200	Vodafone Group PLC	683,303
95,184	Vodafone Group PLC, ADR	1,834,196

		24,676,332

	TOTAL LONG-TERM INVESTMENTS (cost $212,748,074)	147,338,141

	SHORT-TERM INVESTMENT—4.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
7,194,334	Dryden Core Investment Fund—Taxable Money Market Series (cost $7,194,334)(w)	7,194,334

	TOTAL INVESTMENTS(o)—96.9% (cost $219,942,408; Note 5)	154,532,475
	Other assets in excess of liabilities(x)—3.1%	4,919,852

	NET ASSETS—100%	$159,452,327

The following abbreviations are used in Portfolio descriptions:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

*	Non-income producing security.
(o)	As of October 31, 2008, 173 securities representing $126,023,096 and 79.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at October 31, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 12/19/08	EUR	5,557	$7,732,076	$7,097,844	$(634,232)
Mexican Peso
Expiring 12/08/08	MXN	23,200	2,141,317	1,783,264	(358,053)

			$9,873,393	$8,881,108	$(992,285)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 12/29/08	GBP	2,753	$4,955,200	$4,416,275	$538,925
Euro,
Expiring 12/19/08	EUR	13,133	19,269,596	16,714,877	2,554,719
Mexican Peso,
Expiring 12/08/08	MXN	45,257	4,305,844	3,478,739	827,105
Swiss Franc,
Expiring 12/23/08	CHF	1,181	1,130,934	1,019,329	111,605

			$29,661,574	$25,629,220	$4,032,354

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2008 were as follows:

Telecommunications	11.9%
Pharmaceuticals	10.6
Oil & Gas	7.9
Insurance	7.5
Commercial Banks	5.9
Affiliated Money Market Mutual Fund	4.5
Automobile Manufacturers	4.4
Entertainment & Leisure	4.1
Chemicals	3.8
Foods	3.8
Financial Services	3.3
Machinery & Equipment	2.5
Financial—Bank & Trust	1.9
Electronic Components	1.8
Media	1.8
Household & Personal Products	1.7
Transportation	1.7
Diversified Operations	1.5

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Industry (cont’d.)

Beverages	1.4%
Medical Supplies & Equipment	1.4
Computer Services & Software	1.4
Retail	1.0
Auto Parts & Related	1.0
Electric	1.0
Airlines	0.9
Aerospace & Defense	0.8
Oil, Gas & Consumable Fuels	0.8
Metals & Mining	0.7
Computer Hardware	0.6
Semiconductors	0.6
Distribution/Wholesale	0.5
Office Equipment	0.5
Healthcare Services	0.4
Home Furnishings	0.3
Agriculture	0.3
Utilities	0.3
Lumber & Wood Products	0.3
Household Durables	0.3
Iron/Steel	0.2
Aerospace	0.2
Energy—Coal	0.2
Computers	0.2
Textiles	0.2
Electronic Components & Equipment	0.2
Commercial Services	0.1
Construction Materials	0.1
Holding Companies—Diversified	0.1
Miscellaneous Manufacturers	0.1
Real Estate Management & Development	0.1
Consumer Products & Services	0.1

96.9
Other assets in excess of liabilities	3.1

100.0%

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2008	International Bond Portfolio

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—172.1%

		FOREIGN BONDS—104.3%

		Australia—2.3%
AUD	1,000	New South Wales Treasury Corp. 6.00%, 05/01/12	$675,386

		Canada—2.7%
CAD	700	Canada Housing Trust Global (original cost $573,484; purchased 10/30/08)(f)(g) 3.55%, 09/15/13	581,756
CAD	100	Province of Ontario, Debs. 6.20%, 06/02/31	88,798
EUR	100	Toronto-Dominion Bank, Sr. Unsec’d. Notes 5.375%, 05/14/15	115,943

			786,497

		Cayman Islands—0.4%
EUR	100	Mizuho Financial Group Cayman Ltd., Bank Gtd. Notes 4.75%(c), 04/15/14	126,442

		Denmark—1.7%
DKK	1,100	Denmark Government Bond 6.00%, 11/15/11	197,917
DKK	969	Realkredit Danmark A/S 5.00%(c), 10/01/38	146,994
DKK	996	5.00%(c), 10/01/38	148,516

			493,427

		Finland—8.9%
EUR	2,010	Finnish Government Bond 4.25%, 07/04/15	2,600,199

		France—7.6%
EUR	100	BNP Paribas Covered Bonds SA 4.75%, 05/28/13	129,278
EUR	80	Credit Suisse Group Capital Guernsey V Ltd. 6.905%(c), 11/29/49	86,669
EUR	100	France Government Bonds 4.00%, 04/25/55	112,358
EUR	1,180	5.75%, 10/25/32	1,701,141
EUR	70	France Telecom SA, Sr. Unsub. Notes 8.125%, 01/28/33	99,470

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		France (continued)
	$100	Vivendi, 144A (original cost $99,397; purchased 04/01/08)(f)(g) 5.75%, 04/04/13	$91,872

			2,220,788

		Germany—14.7%
EUR	400	Bundesrepublik Deutschland 4.00%, 07/04/16	515,377
EUR	300	4.00%, 01/04/37	355,474
EUR	100	4.75%, 07/04/34	131,369
EUR	600	5.50%, 01/04/31	851,528
EUR	660	5.625%, 01/04/28	941,559
EUR	800	6.25%, 01/04/24	1,212,659
	200	Deutsche Bank AG 4.875%, 05/20/13	186,376
EUR	96	Immeo Residential Finance PLC, Series 2, Class A 5.118%(c), 12/15/16	104,307

			4,298,649

		Ireland—2.3%
EUR	127	Atlantes Mortgage PLC, Series 1, Class A 5.438%(c), 01/17/36	157,169
GBP	200	GE Capital UK Funding 6.00%, 04/11/13	283,951
EUR	100	German Postal Pensions Securitisation PLC 3.375%, 01/18/16	118,941
EUR	100	Ireland Government Bond 4.40%, 06/18/19	121,633

			681,694

		Italy—0.8%
EUR	91	Argo Mortgages, Series 1, Class A 5.178%(c), 10/28/36	115,373
EUR	100	Locat Securitisation Vehicle, Series 2006-4, Class A2 5.119%(c), 12/12/28	116,779

			232,152

		Japan—40.3%
JPY	290,000	Japanese Government Bonds 1.10%, 09/20/12	2,982,840
JPY	199,900	1.10%, 12/10/16	1,730,329
JPY	130,000	1.20%, 03/20/12	1,340,887
JPY	290,000	1.50%, 12/20/17	2,978,004
JPY	1,000	1.55%, 02/21/12	10,366
JPY	30,000	2.30%, 06/20/35	306,372

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		Japan (continued)
JPY	50,000	2.40%, 03/20/34	$520,186
JPY	40,000	2.50%, 09/20/35	425,833
JPY	20,000	2.50%, 06/20/36	212,927
JPY	10,000	2.50%, 09/20/37	106,896
		Japanese Government CPI Linked Bond, Series 6
JPY	20,080	0.80%, 12/10/15	173,425
		Series 11
JPY	39,840	1.20%, 03/10/17	346,512
		Series 12
JPY	20,000	1.20%, 06/10/17	172,409
		Series 14
JPY	30,690	1.20%, 12/10/17	263,066
		Series 16
JPY	20,360	1.40%, 06/10/18	176,360
JPY	10,180	JLOC Ltd., Series 36A, Class A1, 144A (original cost $61,655; purchased 04/23/07)(f)(g) 1.154%(c), 02/16/16	72,983

			11,819,395

		Luxembourg—0.5%
	$189	Gazstream SA for OAO Gazprom 5.625%, 07/22/13	155,137

		Netherlands—6.6%
EUR	500	Arena BV, Series 2003-I, Class A2 4.30%(c), 05/19/55	627,092
EUR	358	Dutch MBS BV, Series X, Class A 5.557%(c), 10/02/79	446,739
EUR	400	Netherlands Government Bond 7.50%, 01/15/23	661,686
	200	Rabobank Nederland NV, 144A (original cost $200,000; purchased 05/14/08)(f)(g) 3.209%(c), 05/19/10	199,701

			1,935,218

		Norway—0.4%
EUR	100	DnB NOR Boligkreditt 4.50%, 05/16/11	128,660

		Portugal—0.4%
EUR	100	Banco Espirito Santo SA 5.50%, 07/21/10	129,469

		South Korea—0.4%
EUR	100	Export-Import Bank of Korea 5.75%, 05/22/13	103,854

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		Spain—0.7%
EUR	100	Caixa d’Estalvis de Catalunya 5.00%, 05/19/10	$127,985
	$100	Santander Perpetual SA Unipersonal, 144A (original cost $100,000; purchased 10/18/07)(f)(g) 6.671%(c), 10/29/49	70,407

			198,392

		Switzerland—0.5%
	200	UBS AG, 5.75%, 04/25/18	155,494

		United Kingdom—13.1%
	200	Barclays Bank PLC, Sr. Unsub. Notes 5.45%, 09/12/12	192,728
		Sub. Notes, 144A
	200	6.05%(c), 12/04/17 (original cost $198,654; purchased 12/07/07)(f)(g)	150,853
	100	7.70%(c), 04/29/49 (original cost $100,000; purchased 04/18/08)(f)(g)	69,413
EUR	500	Chester Asset Receivables Dealings No 11, Series A 6.125%, 10/15/10	624,849
EUR	60	Hilton Group Finance PLC 6.50%, 07/17/09	74,783
EUR	900	Inter-American Development Bank 5.50%, 03/30/10	1,176,921
CAD	100	National Grid PLC (original cost $89,690; purchased 11/03/06)(f)(g) 4.98%, 06/22/11	85,385
GBP	400	United Kingdom Gilt, 4.50%, 12/07/42	638,782
GBP	500	5.00%, 03/07/18	833,199

			3,846,913

		TOTAL FOREIGN BONDS (cost $30,375,812)	30,587,766

		UNITED STATES BONDS—67.8%

		Asset Backed Securities—10.5%
	100	Bank of America Credit Card Trust, Series 2006-A9, Class A9 4.57%(c), 02/15/13	91,393
	100	Capital Auto Receivable Asset Trust, Series 2008-2, Class A2B 5.48%(c), 03/15/11	97,822

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Asset Backed Securities (continued)
	$400	Chase Issuance Trust, Series 2008-A7, Class A7 5.21%(c), 11/15/11	$384,632
	3	CIT Group Home Equity Loan Trust, Series 2002-1, Class AV 3.549%(c), 03/25/33	2,464
EUR	650	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4 5.375%, 04/10/13	767,994
		Series 2007-A2, Class A2
	100	2.801%(c), 05/21/12	92,960
	300	Ford Credit Auto Owner Trust, Series 2008-C, Class A2B 5.46%(c), 01/15/11	292,173
		Series 2008-C, Class A3
	100	5.98%(c), 06/15/12	92,224
	116	Master Asset Backed Securities Trust, Series 2006-WMC1, Class A2 3.369%(c), 02/25/36	112,749
		MBNA Credit Card Master Note Trust, Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	655,363
		SLM Student Loan Trust, Series 2008-7, Class A2
	200	4.035%(c), 10/25/17	187,750
		Student Loan Marketing Assoc., Series 2003-7, Class A5B
EUR	250	3.80%, 06/17/10	314,853

			3,092,377

		Collateralized Mortgage Obligations—8.7%
		American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
	102	5.66%(c), 09/25/45	64,956
		Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1
	67	5.436%(c), 02/25/36	52,972
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2003-5, Class 1A2
	10	4.487%(c), 08/25/33	9,757
		Series 2004-10, Class 13A1
	59	5.01%(c), 01/25/35	44,150
		Series 2005-2, Class A1
	100	4.125%(c), 03/25/35	92,919
		Series 2005-2, Class A2
	45	4.125%(c), 03/25/35	43,259
		Series 2005-5, Class A1
	75	4.13%(c), 08/25/35	60,088

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	UNITED STATES BONDS (continued)

	Collateralized Mortgage Obligations (continued)
	Series 2005-5, Class A2
$61	4.55%(c), 08/25/35	$58,561
	Bear Stearns Alt-A Trust,
	Series 2005-7, Class 22A1
51	5.499%(c), 09/25/35	39,282
	Series 2005-9, Class 24A1
54	5.577%(c), 11/25/35	41,125
	Series 2006-5, Class 2A2
67	6.25%(c), 08/25/36	38,831
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2004-HYB2, Class 2A
31	4.663%(c), 03/25/34	27,140
	Series 2005-6, Class A1
41	4.748%(c), 08/25/35	38,519
	Series 2006-AR1, Class 1A1
284	4.90%(c), 10/25/35	231,707
	Countrywide Alternative Loan Trust,
	Series 2005-59, Class 1A1
109	3.589%(c), 11/20/35	60,635
	Series 2005-62, Class 2A1
130	3.665%(c), 12/25/35	74,317
	Series 2005-76, Class 2A1
90	3.665%(c), 02/25/36	48,157
	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
100	5.311%, 12/15/39	73,595
	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
12	4.556%(c), 08/25/33	10,925
	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1
41	6.00%, 07/25/44	41,161
	Federal Home Loan Mortgage Corp., Series 2006-5, Class 3A2
178	4.665%(c), 05/25/35	169,607
	Federal National Mortgage Assoc.,
	Series 2395, Class FT
3	5.038%(c), 12/15/31	2,525
	Series 2682, Class JB
162	4.50%, 09/15/19	161,473
	Series 3346, Class FA
158	4.818%(c), 02/15/19	153,674
	Series R006, Class ZA
116	6.00%, 04/15/36	107,734

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Collateralized Mortgage Obligations (continued)
		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1
	$44	5.50%, 09/25/34	$42,129
		Harborview Mortgage Loan Trust, Series 2003-1, Class A
	11	5.156%(c), 05/19/33	9,819
		Indymac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
	37	3.499%(c), 07/25/35	22,994
		JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2
	100	5.161%, 10/12/37	89,747
		Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1 (original cost $92,250; purchased 06/26/08)(f)(g)
	100	4.68%(c), 07/09/21	84,881
		Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1
	5	6.013%(c), 02/25/33	4,662
		MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A
	68	4.78%(c), 10/25/35	63,415
		Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2
	200	4.74%, 11/13/36	175,004
		Residential Accredit Loans, Inc., Series 2006-QO6, Class A1
	150	3.439%(c), 06/25/46	86,978
		Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A3
	100	3.479%(c), 09/25/47	20,116
		Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR11, Class 1A1
	240	4.616%(c), 06/25/35	205,938

			2,552,752

		Corporate Bonds—17.3%
		Allstate Life Global Funding Trusts, Notes
	100	5.375%, 04/30/13	90,371
	400	American Express Credit Corp., Sr. Unsec’d. Notes 4.659%(c), 05/27/10	350,463
	100	5.875%, 05/02/13	83,594
EUR	100	American International Group, Inc., Jr. Sub. Notes 4.875%(c), 03/15/67	17,844
		Jr. Sub. Notes, 144A
	100	8.175%(c) (original cost $100,000; purchased 05/13/08)(f)(g)	15,977
		Sr. Unsec’d. Notes
	100	5.85%, 01/16/18	36,287

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
		Avon Products, Inc., Sr. Unsec’d. Notes
	$100	5.125%, 01/15/11	$97,079
		Bank of America Corp.,
		Jr. Sub. Notes
	100	8.125%(c), 12/29/49	77,493
		Sub. Notes
EUR	100	4.75%(c), 05/23/17	113,019
		Caterpillar Financial Services Corp.,
		Notes
	200	4.001%(c), 06/25/10	194,630
		Sr. Unsec’d. Notes
	200	4.226%(c), 06/24/11	169,287
		Citigroup Funding, Inc., Gtd. Notes
	200	3.852%(c), 05/07/10	186,757
		Citigroup, Inc.,
		Jr. Sub. Notes
	200	8.40%(c), 04/29/49	139,020
		Sr. Unsec’d. Notes
	400	5.50%, 04/11/13	365,892
		Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
	100	5.85%, 04/01/18	85,183
		COX Communications, Inc., Sr. Unsec’d. Notes
	100	6.75%, 03/15/11	97,244
		Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Thru. Certificates
	81	7.27%(c), 11/08/10	82,012
		El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $106,250; purchased 03/15/07)(f)(g)
	100	7.75%, 07/15/11	83,305
		Exelon Corp., Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	74,816
		Federated Department Stores, Gtd. Notes
	100	6.30%, 04/01/09	97,216
		GMAC LLC, Sr. Unsec’d. Notes
EUR	100	4.75%, 09/14/09	96,866
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes
	100	3.29%(c), 12/23/09	94,466
		Sr. Unsec’d. Notes, 144A
		(original cost $90,598; purchased 11/03/06)(f)(g)
CAD	100	5.25%, 06/01/16	67,461

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
		Sr. Unsec’d. Notes
	$100	6.15%, 04/01/18	$82,839
GBP	100	7.25%, 04/10/28	139,394
		HBOS PLC, Jr. Sub. Notes, 144A (original cost $98,011; purchased 05/10/07)(f)(g)
	100	5.92%(c), 09/29/49	47,699
		HSBC Holdings PLC, Sub. Notes
	200	6.50%, 05/02/36	158,236
		iStar Financial, Inc., Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	39,000
		Johnson Controls, Inc., Sr. Unsec’d. Notes
	100	5.25%, 01/15/11	93,188
		JPMorgan Chase Bank NA, Jr. Sub. Notes
EUR	200	4.375%(c), 11/30/21	180,508
		JPMorgan Chase Capital XX, Gtd. Notes
	100	6.55%, 09/29/36	70,056
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)
	200	5.625%, 01/24/13	26,000
		Merrill Lynch & Co., Inc., Notes
	200	6.875%, 04/25/18	177,638
		Sr. Unsec’d. Notes
	300	5.054%(c), 05/12/10	277,162
		Morgan Stanley, Sr. Unsec’d. Notes
	100	4.904%(c), 05/14/10	92,019
	300	6.00%, 04/28/15	243,764
		Newell Rubbermaid, Inc., Sr. Unsec’d. Notes
	100	4.00%, 05/01/10	95,000
		Rabobank Capital Funding Trust III, Gtd. Notes, 144A (original cost $97,583; purchased 12/15/06)(f)(g)
	100	5.254%(c), 10/21/16	64,881
		RBS Capital Trust, Bank Gtd. Notes
EUR	50	6.467%(c), 12/31/49	36,962
		Sabre Holdings Corp., Sr. Unsec’d. Notes
	100	7.35%, 08/01/11	53,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
		SMFG Preferred Capital, Sub. Notes, 144A (original cost $100,000; purchased 12/13/06)(f)(g)
	$100	6.078%(c), 12/25/49	$68,750
		Sprint Capital Corp., Gtd. Notes
	100	8.375%, 03/15/12	80,500
		State Street Capital Trust IV, Gtd. Notes
	100	3.819%(c), 06/01/77	64,032
		Target Corp., Sr. Unsec’d. Notes
	100	7.00%, 01/15/38	76,512
		Viacom, Inc., Sr. Unsec’d. Notes
	100	5.75%, 04/30/11	89,461
		Zurich Finance USA, Inc., Gtd. Notes
EUR	100	5.75%(c), 10/02/23	111,072

			5,083,955

		Municipal Bonds—1.3%

		California—0.6%
		State of California, General Obligation Unlimited
	200	5.00%, 11/01/37	176,398

		Illinois—0.3%
		Chicago Illinois Transit Authority, Revenue Bonds
	100	6.30%, 12/01/21	92,320

		Texas—0.3%
		City of San Antonio, Revenue Bonds
	100	4.50%, 05/15/32	82,749

		Washington—0.1%
		State of Washington, General Obligation Unlimited
	100	6.584%(n), 12/01/25	37,842

			389,309

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	UNITED STATES BONDS (continued)

	U.S. Government Agency Obligations—1.0%
	Small Business Administration Participation Certificates,
	Series 2005-20E, Class 1
$77	4.84%, 05/01/25	$73,983
	Series 2008-20E, Class 1
100	5.49%, 05/01/28	100,532
	Series 2008-20G, Class 1
100	5.87%, 07/01/28	100,693

		275,208

	U.S. Government Mortgage Backed Obligations—29.0%
	Federal Home Loan Mortgage Corp.
34	4.00%, 03/01/10	33,558
620	5.00%, 08/01/35	573,279
	Federal National Mortgage Assoc.
264	5.00%, 12/01/36	250,607
595	5.00%, 04/01/38	550,403
500	5.00%, TBA	472,969
294	5.50%, 03/01/48	280,441
2,000	6.00%, TBA	1,996,875
179	7.00%, 09/01/36	184,742
200	8.95%, 02/12/18	254,391
	Government National Mortgage Assoc.
200	6.00%, 09/20/38	199,622
2,000	6.00%, TBA	2,000,000
698	6.50%, 09/20/38	706,481
1,000	6.50%, TBA	1,010,625

		8,513,993

	TOTAL UNITED STATES BONDS (cost $21,994,156)	19,907,594

	TOTAL LONG-TERM INVESTMENTS (cost $52,369,968)	50,495,360

	SHORT-TERM INVESTMENTS—6.0%

	U.S. TREASURY OBLIGATION—0.8%
250	U.S. Treasury Bill(n) 1.70%, 12/11/08 (cost $249,551)	249,962

	REPURCHASE AGREEMENT—2.4%
700	JPMorgan Chase 0.15%, dated 10/31/08, due 11/03/08 in the amount of $700,009 (cost $700,000; the value of collateral plus accrued interest was $699,759)(e)	700,000

Shares
	AFFILIATED MONEY MARKET MUTUAL FUND—1.0%
285,195	Dryden Core Investment Fund—Taxable Money Market Series (cost $285,195)(w)	285,195

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

CONTRACTS/ NOTIONAL AMOUNTS (000)#		DESCRIPTION	VALUE (NOTE 1)

		OPTIONS PURCHASED*—1.8%

		Call Options—1.8%
		2 Year Euro-Schatz Futures,
EUR	4,400	expiring 11/21/2008, Strike Price $106.70	$6,169
		5 Year U.S. Treasury Note Futures,
	$2,400	expiring 11/21/2008, Strike Price $125.00	187
		10 Year U.S. Treasury Note Futures,
	1,200	expiring 11/21/2008, Strike Price $138.00	187
	600	expiring 12/12/2008, Strike Price $117.50	—
		20 Year U.S. Treasury Bond Futures,
	100	expiring 11/21/2008, Strike Price $140.00	16
		Interest Rate Swap Options,
	1,800	expiring 08/03/2009 @ 3.45%	19,267
	2,600	expiring 08/03/2009 @ 3.45%	27,830
	10,400	expiring 08/03/2009 @ 3.50%	116,634
	14,700	expiring 08/03/2009 @ 3.85%	222,454
	1,500	expiring 08/28/2009 @ 5.00%	46,068
	1,800	expiring 08/28/2009 @ 5.00%	55,282
EUR	2,100	expiring 09/14/2009 @ 4.00%	30,939

			525,033

		Put Options
		5 Year Euro-Bobl Futures,
EUR	2,500	expiring 11/21/2008, Strike Price $100.00	160
		6 Year Euro-Bund Futures,
EUR	1,100	expiring 11/21/2008, Strike Price $103.50	140
		10 Year U.S. Treasury Notes Futures,
	200	expiring 11/21/2008, Strike Price $96.00	31
	200	expiring 11/21/2008, Strike Price $97.00	31
	900	expiring 11/21/2008, Strike Price $100.00	141
	500	expiring 01/16/2009, Strike Price $76.06	30
		20 Year U.S. Treasury Notes Futures,
	200	expiring 11/21/2008, Strike Price $94.00	31
		Federal National Mortgage Association
	1,000	expiring 12/04/2008, Strike Price $67.06	—
	500	expiring 12/04/2008, Strike Price $72.00	1
	1,000	expiring 01/06/2009, Strike Price $81.25	32
		Government National Mortgage Association
	2,000	expiring 12/11/2008, Strike Price $81.00	17
	1,000	expiring 12/11/2008, Strike Price $86.00	26

			640

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

		DESCRIPTION	VALUE (NOTE 1)

		TOTAL OPTIONS PURCHASED (cost $357,198)	$525,673

		TOTAL SHORT-TERM INVESTMENTS (cost $1,591,944)	1,760,830

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT—178.1% (cost $53,961,912; Note 5)	52,256,190

CONTRACTS/ NOTIONAL AMOUNTS (000)#		OPTIONS WRITTEN—(1.3%)

		Call Options
		Interest Rate Swap Options,
	$800	expiring 08/03/2009 @ 4.15%	(17,165)
	4,500	expiring 08/03/2009 @ 4.30%	(107,952)
	900	expiring 08/03/2009 @ 4.40%	(24,259)
	4,900	expiring 08/03/2009 @ 4.55%	(153,668)
	500	expiring 08/28/2009 @ 5.32%	(29,434)
	600	expiring 08/28/2009 @ 5.32%	(35,321)
EUR	700	expiring 09/14/2009 @ 4.23%	(15,555)

		TOTAL OPTIONS WRITTEN (premiums received $346,377)	(383,354)

Principal Amount (000)#		SECURITY SOLD SHORT—(0.4%)

		U.S. Treasury Obligation
		U.S. Treasury Bonds 5.00%, 05/15/37
	100	(proceeds received $110,987)	(110,141)

		TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT—176.4% (cost $53,504,548; Note 5)	51,762,695
		Other liabilities in excess of other assets(x)—(76.4%)	(22,416,732)

		NET ASSETS—100%	$29,345,963

The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

TBA—To Be Announced

AED—United Arab Emirates Dirham

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(e)	Repurchase agreement is collateralized by United States Treasury or federal agency obligations.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,107,572. The aggregate value of $1,755,324 is approximately 6.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open future contracts outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at October 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
14	90 Day Euro	Sep 09	$3,390,900	$3,408,475	$17,575
13	90 Day Euro	Dec 09	3,150,875	3,157,700	6,825
23	90 Day Euro	Mar 10	5,576,912	5,580,950	4,038
16	90 Day Euro Euribor	Dec 08	4,837,932	4,911,355	73,423
1	90 Day Euro Euribor	Jun 09	306,545	309,381	2,836
2	90 Day Euro Euribor	Sep 09	613,346	618,890	5,544
11	5 Year Euro-Bobl	Dec 08	1,527,821	1,573,331	45,510
2	10 Year Euro-Bund	Dec 08	291,740	295,517	3,777
3	10 Year Long Gilt	Dec 08	539,534	537,313	(2,221)
2	10 Year U.S. Treasury Note	Dec 08	237,750	226,156	(11,594)

					145,713

	Short Positions:
4	3 Month Bank Acceptance	Dec 08	804,945	812,246	(7,301)
44	2 Year Euro-Schatz	Dec 08	5,806,549	5,945,347	(138,798)
10	3 Year Aust Bond	Dec 08	1,566,571	1,580,347	(13,776)
6	30 Year Euro Buxl Bond	Dec 08	692,999	701,717	(8,718)

					(168,593)

					$(22,880	)(1)

(1)	Cash of $190,600 has been segregated with the broker to cover requirements for open futures contracts at October 31, 2008.

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at October 31, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/28/08	AUD	97	$58,281	$64,461	$6,180
Brazilian Real,
Expiring 12/02/08	BRL	970	564,505	442,075	(122,430)
Expiring 06/02/09	BRL	69	36,496	30,523	(5,973)
British Pound,
Expiring 11/03/08	GBP	15	24,109	23,818	(291)
Chinese Yuan,
Expiring 11/13/08	CNY	654	96,000	95,460	(540)
Expiring 05/06/09	CNY	4,509	682,257	645,960	(36,297)
Expiring 07/15/09	CNY	960	149,000	137,222	(11,778)
Expiring 09/08/09	CNY	554	80,000	79,096	(904)
Expiring 05/17/10	CNY	649	105,000	90,638	(14,362)
Euro,
Expiring 11/03/08	EUR	1,855	2,403,776	2,364,292	(39,484)
Expiring 11/05/08	EUR	69	90,531	87,944	(2,587)
Expiring 12/04/08	EUR	29	36,903	36,617	(286)
Hungarian Forint,
Expiring 11/19/08	HUF	455	2,854	2,229	(625)
Indian Rupee,
Expiring 11/12/08	INR	12,570	308,053	253,394	(54,659)
Expiring 04/09/09	INR	820	16,283	16,399	116
Japanese Yen,
Expiring 11/05/08	JPY	461,628	4,701,848	4,686,098	(15,750)
Malaysian Ringgit,
Expiring 11/12/08	MYR	2,453	786,072	690,613	(95,459)
Expiring 02/12/09	MYR	190	54,399	53,702	(697)
Expiring 04/14/09	MYR	211	60,000	59,538	(462)
Mexican Peso,
Expiring 11/19/08	MXN	7	695	570	(125)
Expiring 05/19/09	MXN	7	676	548	(128)
Philippine Peso,
Expiring 11/12/08	PHP	2,100	47,364	42,909	(4,455)
Expiring 02/06/09	PHP	2,440	52,580	49,779	(2,801)
Expiring 05/06/09	PHP	1,452	30,000	29,550	(450)
Polish Zloty,
Expiring 11/19/08	PLN	40	14,302	14,552	250
Russian Ruble,
Expiring 11/05/08	RUB	25,976	1,043,004	953,943	(89,061)
Expiring 11/19/08	RUB	19,368	685,711	715,455	29,744
Expiring 05/06/09	RUB	19,443	720,340	626,828	(93,512)
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	373	101,000	98,939	(2,061)
Singapore Dollar,
Expiring 11/12/08	SGD	155	106,254	104,280	(1,974)
Expiring 11/21/08	SGD	121	86,147	81,337	(4,810)
Expiring 01/16/09	SGD	15	10,000	9,942	(58)
Expiring 04/14/09	SGD	59	40,000	39,806	(194)
South Korean Won,
Expiring 11/04/08	KRW	14,716	9,910	11,399	1,489
Expiring 02/09/09	KRW	109,965	107,619	88,709	(18,910)
United Arab Emirates Dirham,
Expiring 04/16/09	AED	443	123,000	119,558	(3,442)

			$13,434,969	$12,848,183	$(586,786)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Forward foreign currency exchange contracts outstanding at October 31, 2008 (continued):

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/06/08	AUD	1,203	$818,079	$799,749	$18,330
Expiring 11/24/08	AUD	15	9,280	9,968	(688)
Brazilian Real,
Expiring 12/02/08	BRL	970	528,224	442,075	86,149
British Pound,
Expiring 11/03/08	GBP	19	34,572	30,571	4,001
Expiring 11/05/08	GBP	309	538,782	497,289	41,493
Expiring 12/09/08	GBP	25	40,791	40,016	775
Canadian Dollar,
Expiring 11/05/08	CAD	193	163,168	160,126	3,042
Chinese Yuan,
Expiring 11/13/08	CNY	655	95,347	95,667	(320)
Expiring 05/06/09	CNY	4,509	649,000	645,959	3,041
Expiring 07/15/09	CNY	960	137,109	137,222	(113)
Expiring 09/08/09	CNY	554	78,479	79,097	(618)
Expiring 05/17/10	CNY	649	90,386	90,638	(252)
Danish Krone
Expiring 12/09/08	DKK	3,163	610,972	540,056	70,916
Euro,
Expiring 11/05/08	EUR	69	87,585	87,944	(359)
Expiring 12/04/08	EUR	8,762	11,083,129	11,153,041	(69,912)
Indian Rupee,
Expiring 11/12/08	INR	12,570	282,416	253,447	28,969
Japanese Yen,
Expiring 11/05/08	JPY	461,628	4,580,669	4,686,129	(105,460)
Expiring 12/03/08	JPY	410,143	4,190,927	4,168,735	22,192
Malaysian Ringgit,
Expiring 11/12/08	MYR	2,425	708,364	682,872	25,492
Expiring 02/12/09	MYR	307	85,000	86,563	(1,563)
Mexican Peso,
Expiring 11/19/08	MXN	7	692	570	122
Philippine Peso,
Expiring 11/12/08	PHP	2,100	44,046	42,923	1,123
Expiring 02/06/09	PHP	2,993	58,000	61,281	(3,281)
Polish Zloty,
Expiring 11/19/08	PLN	40	13,000	14,552	(1,552)
Expiring 05/06/09	PLN	40	14,216	14,422	(206)
Russian Ruble,
Expiring 11/05/08	RUB	25,976	1,004,756	958,078	46,678
Expiring 11/19/08	RUB	19,368	781,605	699,766	81,839
Expiring 05/06/09	RUB	17,877	533,654	576,366	(42,712)
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	373	99,229	98,939	290
Singapore Dollar,
Expiring 11/12/08	SGD	155	108,000	104,299	3,701
Expiring 11/21/08	SGD	117	80,000	78,607	1,393
Expiring 01/16/09	SGD	85	57,563	57,421	142

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at October 31, 2008 (continued):

Sale Contracts (continued)	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won,
Expiring 11/04/08	KRW	14,716	$13,000	$11,408	$1,592
Expiring 02/09/09	KRW	109,410	100,025	85,881	14,144
Swedish Krona,
Expiring 12/09/08	SEK	72	9,000	9,225	(225)
United Arab Emirates Dirham,
Expiring 04/16/09	AED	443	120,634	119,558	1,076

			$27,849,699	$27,620,460	$229,239

Interest rate swap agreements outstanding at October 31, 2008:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(2)	12/18/15		$21,200	5.00%	3 month LIBOR	$ (26,903)
Barclays Capital(2)	12/17/38		1,600	5.00%	3 month LIBOR	(179,446)
Deutsche Bank(1)	12/17/13		800	4.00%	3 month LIBOR	(8,301)
Morgan Stanley Capital Services, Inc.(1)	06/17/10		200	4.00%	3 month LIBOR	812
Morgan Stanley Capital Services, Inc.(2)	12/17/18		800	5.00%	3 month LIBOR	(24,191)
Deutsche Bank(1)	06/15/13	AUD	800	7.75%	3 month Australian Bank Bill rate	14,604
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD	500	7.00%	3 month Australian Bank Bill rate	4,929
Credit Suisse International(2)	06/15/17	AUD	900	6.50%	6 month Australian Bank Bill rate	(44,151)
Deutsche Bank(1)	06/15/13	AUD	500	7.25%	6 month Australian Bank Bill rate	39,794
Deutsche Bank(1)	06/15/10	AUD	600	7.00%	6 month Australian Bank Bill rate	8,113
Deutsche Bank(2)	12/15/17	AUD	200	6.75%	6 month Australian Bank Bill rate	(10,049)
UBS AG(1)	06/16/11	AUD	1,100	7.25%	6 month Australian Bank Bill rate	42,683
UBS AG(1)	03/15/11	AUD	400	7.50%	6 month Australian Bank Bill rate	11,827
Bank of America Securities LLC(2)	12/20/13	CAD	600	4.25%	3 month Canadian Bank floating rate	(23,944)
Merrill Lynch & Co.(2)	12/20/13	CAD	300	4.25%	3 month Canadian Bank floating rate	(7,568)
Citigroup(1)	03/18/11	EUR	700	4.50%	6 month EURIBOR	18,203
Credit Suisse International(1)	03/18/14	EUR	300	4.50%	6 month EURIBOR	9,366
Deutsche Bank(1)	09/17/13	EUR	1,400	4.00%	6 month EURIBOR	(10,726)
Deutsche Bank(2)	03/18/16	EUR	3,300	4.50%	6 month EURIBOR	(60,819)
Goldman Sachs & Co.(1)	09/19/09	EUR	8,000	4.00%	6 month EURIBOR	4,833
Goldman Sachs & Co.(1)	03/18/14	EUR	300	4.50%	6 month EURIBOR	11,940
Goldman Sachs & Co.(2)	03/18/16	EUR	2,400	4.50%	6 month EURIBOR	(69,891)
Morgan Stanley Capital Services, Inc.(1)	09/19/09	EUR	400	4.00%	6 month EURIBOR	462
Morgan Stanley Capital Services, Inc.(1)	03/18/14	EUR	1,100	4.50%	6 month EURIBOR	29,281
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	900	4.50%	6 month EURIBOR	7,768
Morgan Stanley Capital Services, Inc.(1)	12/15/14	EUR	100	4.00%	6 month EURIBOR	1,581

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Interest rate swap agreements outstanding at October 31, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	04/30/12	EUR	500	1.98%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	$6,341
Goldman Sachs & Co.(1)	06/15/12	EUR	300	2.08%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	6,231
Barclays Capital(1)	03/18/16	GBP	100	5.00%	6 month LIBOR	2,837
Barclays Capital(2)	12/15/35	GBP	200	4.00%	6 month LIBOR	27,220
Credit Suisse International(1)	03/18/14	GBP	600	5.00%	6 month LIBOR	26,089
Deutsche Bank(2)	09/17/18	GBP	200	5.00%	6 month LIBOR	(16,490)
Goldman Sachs & Co.(1)	03/20/13	GBP	300	5.00%	6 month LIBOR	16,243
Goldman Sachs & Co.(1)	03/20/13	GBP	200	5.50%	6 month LIBOR	11,165
Morgan Stanley Capital Services, Inc.(1)	03/18/14	GBP	600	5.00%	6 month LIBOR	21,169
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100	5.00%	6 month LIBOR	4,299
Barclays Capital(1)	03/18/09	JPY	410,000	1.00%	6 month LIBOR	3,275
Barclays Capital(2)	12/17/17	JPY	50,000	2.00%	6 month LIBOR	(19,351)
Deutsche Bank(1)	06/17/13	JPY	70,000	1.50%	6 month LIBOR	9,954
Deutsche Bank(2)	12/20/27	JPY	40,000	2.50%	6 month LIBOR	(34,281)
Deutsche Bank(2)	12/17/17	JPY	240,000	2.00%	6 month LIBOR	(88,759)
Deutsche Bank(2)	12/17/10	JPY	150,000	1.30%	6 month LIBOR	(15,707)
Goldman Sachs & Co.(2)	06/20/36	JPY	10,000	3.00%	6 month LIBOR	(17,551)
Morgan Stanley Capital Services, Inc.(1)	12/17/15	JPY	260,000	1.75%	6 month LIBOR	81,584
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY	100,000	1.98%	6 month LIBOR	(43,319)
UBS AG(1)	06/17/13	JPY	220,000	1.50%	6 month LIBOR	41,588
UBS AG(2)	12/17/17	JPY	30,000	2.00%	6 month LIBOR	(7,674)
Barclays Capital(1)	03/18/14	SEK	2,000	4.50%	3 month Stockholm interbank offered rate	9,207

						$(235,723)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2008:

Sell Protection:
Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Depreciation
Goldman Sachs & Co.(1)	03/20/13	$100	1.32%	General Electric Capital Corp., 6.00%, due 06/15/12	$(13,743)
Morgan Stanley Capital Services, Inc.(1)	04/20/09	200	1.68%	JSC GAZPROM	(9,470)
Goldman Sachs & Co.(1)	03/20/13	1,100	0.27%	Kingdom of Spain, 5.50%, due 07/30/17	(21,528)

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at October 31, 2008 (continued):

Sell Protection: (continued)
Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Depreciation
Goldman Sachs & Co.(1)	05/20/12	$100	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	$(29,755)
Morgan Stanley Capital Services, Inc.(1)	02/20/09	400	0.49%	Russian Federation, 7.50%, due 03/31/30	(8,764)
Citigroup(1)	03/20/09	100	4.30%	SLM Corp., 5.125%, due 08/27/12	(4,694)
Goldman Sachs & Co.(1)	03/20/09	100	3.30%	SLM Corp., 5.125%, due 08/27/12	(5,177)

					$(93,131)

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Buy Protection:
Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11		$100	0.16%	Avon Products, Inc., 5.125%, due 01/15/11	$800
Barclays Capital(2)	12/20/13		900	3.60%	Citigroup, Inc., 6.50%, due 01/18/11	(54,852)
Morgan Stanley Capital Services, Inc.(2)	03/20/11		100	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	1,358
Barclays Capital(2)	09/20/13		100	0.76%	Deutsche Bank AG, 4.875%, due 05/20/13	2,664
Barclays Capital(2)	06/20/13		1,464	1.55%	Dow Jones CDX IG10 5Y Index	45,940
Deutsche Bank(2)	06/20/13		98	1.55%	Dow Jones CDX IG10 5Y Index	3,264
Goldman Sachs & Co.(2)	06/20/13		1,464	1.55%	Dow Jones CDX IG10 5Y Index	46,635
Morgan Stanley Capital Services, Inc.(2)	06/20/13		98	1.55%	Dow Jones CDX IG10 5Y Index	3,327
Merrill Lynch & Co.(2)	12/20/13		300	1.50%	Dow Jones CDX IG11 5Y Index	(512)
Barclays Capital(2)	06/20/17		781	0.60%	Dow Jones CDX IG8 Index	58,587
Merrill Lynch & Co.(2)	06/20/15		100	0.52%	Exelon Corp., 4.90%, due 06/15/15	15,937
Morgan Stanley Capital Services, Inc.(2)	06/20/09		100	0.23%	Federated Department Stores, 6.30%, due 04/01/09	2,828
Bank of America Securities LLC(2)	06/20/12		100	0.46%	GlobalSantaFe Corp., 5.00%, due 02/15/13	818
UBS AG(2)	06/20/16		100	0.31%	Goldman Sachs Group, Inc. (The), 5.25%, due 06/01/16	15,200
Credit Suisse International(2)	03/20/12		100	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	54,751
Deutsche Bank(2)	06/20/18	EUR	700	1.75%	iTraxx Europe HiVol Series 9	41,844
JPMorgan Chase(2)	03/20/11		100	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	5,930
Barclays Capital(2)	06/20/11		100	0.21%	National Grid PLC, 5.00%, due 07/02/18	4,431
Citigroup(2)	06/20/10		100	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	1,213

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Credit default swap agreements outstanding at October 31, 2008 (continued):

Buy Protection: (continued)
Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
JPMorgan Chase(2)	09/20/11	$100	0.93%	Sabre Holdings Corp., 7.35%, due 08/01/11	$42,036
Merrill Lynch & Co.(2)	03/20/12	100	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	15,490
UBS AG(2)	06/20/11	100	0.47%	Viacom, Inc., 5.75%, due 04/30/11	1,425

					$309,114

(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

Foreign Bonds	104.3%
U.S. Government Mortgage Backed Obligations	29.0
Asset Backed Securities	10.5
Financials	9.0
Collateralized Mortgage Obligations	8.7
Repurchase Agreement	2.4
Financial—Bank & Trust	2.2
Commercial Banks	1.9
Options Purchased	1.8
Municipal Bonds	1.3
Affiliated Money Market Mutual Fund	1.0
U.S. Government Agency Obligations	1.0
U.S. Treasury Obligation	0.8
Electric Utilities	0.6
Insurance	0.6
Media	0.6
Retail	0.6
Auto Parts & Equipment	0.3
Cosmetics & Toiletries	0.3
Housewares	0.3
Pipelines	0.3
Telecommunications	0.3
Leisure	0.2
Real Estate Investment Trusts	0.1

178.1
Options Written and Security Sold Short	(1.7)
Other liabilities in excess of other assets	(76.4)

100.0%

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2008	Total Return Bond Portfolio

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—153.7%

		ASSET-BACKED SECURITIES—2.3%
		Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A (original cost $373,986; purchased 01/15/08)(f)(g)
Baa1	$463	3.479%(c), 12/25/36	$312,033
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	5,400	5.035%(c), 04/25/23	4,928,343
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A
Aaa	643	4.90%(c), 04/25/35	399,687

		TOTAL ASSET-BACKED SECURITIES (cost $6,395,598)	5,640,063

		BANK NOTES(c)—2.0%
		Cablevision, Term B2 10/27/08 (original cost $888,436; purchased 10/27/08)(f)(g)
BA-(d)	993	4.57%, 02/24/13	854,144
		Chrysler Financial, Term, 144A (original cost $4,514,400; purchased 11/28/07)(f)(g)
B+(d)	4,752	6.82%, 08/03/12	3,207,600
		Ford Motor Co., Term B (original cost $589,500; purchased 12/12/06)(f)(g)
B-(d)	590	7.59%, 11/29/13	323,804
		Las Vegas Sands, Term DD (original cost $417,364; purchased 02/06/08)(f)(g)
BA-(d)	417	5.52%, 05/23/14	233,724
		TXU Corp., Term B3(f)(g)
B+(d)	534	6.30%, 10/10/14 (original cost $518,441; purchased 01/16/08)	414,578
B+(d)	5	7.26%, 10/10/14 (original cost $4,511; purchased 08/11/08)	3,500
B+(d)	57	7.64%, 10/10/14 (original cost $54,942; purchased 01/16/08)	43,947

		TOTAL BANK NOTES (cost $7,048,902)	5,081,297

		COLLATERALIZED MORTGAGE OBLIGATIONS—3.1%
		American Home Mortgage Investment Trust, Series 2006-1, Class 2A1
Aaa	1,387	3.449%(c), 05/25/46	811,974
		American Housing Trust, Series I, Class 5
AAA(d)	2	8.625%, 08/25/18	1,789
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1
Aaa	92	5.598%(c), 02/25/33	84,922

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Series 2005-4, Class 23A2
Aaa	$385	5.366%(c), 05/25/35	$319,694
		Series 2007-3, Class 1A1
AAA(d)	1,387	5.468%(c), 05/25/47	1,069,962
		Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
Aaa	625	4.248%(c), 08/25/35	594,126
		Series 2007-10, Class 22AA
AAA(d)	1,388	6.013%(c), 09/25/37	954,034
		Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
Aaa	1,386	4.473%(c), 12/20/46	692,992
		Series 2006-OA9, Class 2A1A
Aaa	1,380	4.488%(c), 07/20/46	747,502
		FHLMC Structured Pass—Through Securities, Series T-61, Class 1A1
Aaa	287	4.255%(c), 07/25/44	261,199
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1
Aaa	4	4.906%(c), 01/25/32	4,122
		Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
Aaa	311	3.469%(c), 02/25/36	240,266
		Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
Aaa	59	6.50%, 03/25/32	54,622
		WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
Aaa	1,475	3.799%(c), 12/25/27	1,260,856
		Series 2007-OA2, Class 1A
Aaa	1,173	3.365%(c), 03/25/47	538,588

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,182,915)	7,636,648

		CONVERTIBLE BOND—0.4%

		Financial Services
		National City Corp., Sr. Unsec’d. Notes
A3	1,200	4.00%, 02/01/11 (cost $985,135)	1,000,500

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS—31.2%

		Aerospace—0.1%
		Goodrich Corp., Sr. Unsec’d. Notes
Baa2	$200	6.29%, 07/01/16	$181,243

		Airlines—0.1%
		United Air Lines, Inc., Equipment Trust(g)(i)
NR	825	10.85%, 02/19/15	291,817

		Automobile Manufacturers—0.1%
		DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	320,309

		Automotive Parts—0.4%
		Autozone, Inc., Sr. Unsec’d. Notes
Baa2	1,100	6.95%, 06/15/16	917,352

		Computer Services & Software—0.5%
		Electronic Data Systems Corp., Sr. Unsec’d. Notes
A2	1,200	6.00%, 08/01/13	1,132,787

		Electronic Components
		General Electric Co., Sr. Unsec’d. Notes
Aaa	100	5.25%, 12/06/17	83,705

		Financial—Bank & Trust—16.2%
		American Express Bank FSB, Sr. Unsec’d. Notes
A1	7,700	5.50%, 04/16/13	6,318,766
		American Express Co., Sr. Unsec’d. Notes
A2	1,100	7.00%, 03/19/18	847,348
		Bank of America Corp., Jr. Sub. Notes
A1	7,100	8.00%(c), 12/29/49	5,315,841
A1	2,700	8.125%(c), 12/29/49	2,092,311
		Sr. Unsec’d. Notes
Aa2	1,200	5.079%(c), 10/14/16	1,064,878
Aa2	300	5.65%, 05/01/18	257,859
		Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $5,661,639; purchased 12/07/07)(f)(g)
Aa2	5,700	6.05%, 12/04/17	4,299,299

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
		Citigroup, Inc., Jr. Sub. Notes
A2	$3,200	8.40%(c), 04/29/49	$2,224,320
		Sr. Unsec’d. Notes
Aa3	6,300	5.50%, 04/11/13	5,762,799
		Credit Suisse / New York NY, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1	3,900	5.00%, 05/15/13	3,517,219
		Deutsche Bank AG, Notes (Germany)
Aa1	5,300	4.875%, 05/20/13	4,938,964
		Goldman Sachs Group, Inc. (The), Sub. Notes
A1	500	6.75%, 10/01/37	325,649
		Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN
NR	3,500	5.625%, 01/24/13	455,000
NR	900	6.875%, 05/02/18	117,000
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A1	1,600	4.904%(c), 05/14/10	1,472,309
		National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $1,200,000; purchased 02/01/08)(f)(g)
Aa1	1,200	2.838%(c), 02/08/10	1,199,813

			40,209,375

		Financial Services—5.6%
		ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $2,697,462; purchased 07/09/08)(f)(g)
Aa2	2,700	6.20%, 07/19/13	2,436,850
		Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN
A2	2,600	4.226%(c), 06/24/11	2,200,734
		CitiFinancial, Inc., Sr. Unsec’d. Notes
Aa3	400	6.625%, 06/01/15	323,222
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
B3	1,100	7.00%, 10/01/13	609,350
		General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
Aaa	400	5.875%, 01/14/38	285,336

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			CORPORATE BONDS (continued)

			Financial Services (continued)
			Sub. Notes, 144A(f)(g)
Aa1	GBP	1,000	6.50%(c), 09/15/67 (original cost $1,996,178; purchased 08/30/07)	$885,302
			General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes
Caa1		$900	6.75%, 12/01/14	454,495
Caa1		100	8.00%, 11/01/31	45,339
			Morgan Stanley, Sr. Unsec’d. Notes, MTN
A1		1,800	5.75%, 10/18/16	1,403,957
A1		1,900	6.625%, 04/01/18	1,580,754
			Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) (original cost $4,274,340; purchased 01/14/08)(f)(g)
Baa1		4,200	5.70%, 06/01/14	3,689,087
Baa1		60	Pemex Project Funding Master Trust, Gtd. Notes 9.125%, 10/13/10	60,000

				13,974,426

			Food—0.3%
Baa1		800	General Mills, Inc., Sr. Unsec’d. Notes 4.189%(c), 01/22/10	791,202

			Healthcare Services—0.6%
A+		1,500	Amgen, Inc., Sr. Unsec’d. Notes 2.889%(c), 11/28/08	1,498,935

			Insurance—1.2%
Baa1		2,600	American International Group, Inc., Jr. Sub. Debs., 144A 8.175%(c), 05/15/68 (original cost $2,600,000; purchased 05/13/08)(f)(g)	415,410
			Sr. Unsec’d. Notes, 144A
A3		2,300	8.25%, 08/15/18 (original cost $2,300,000; purchased 08/13/08)(f)(g)	947,345
			Sr. Unsec’d. Notes, MTN
A3		1,400	5.85%, 01/16/18	508,016
			Travelers Cos., Inc. (The), Sr. Unsec’d. Notes
A2		1,400	5.80%, 05/15/18	1,171,085

				3,041,856

			Oil, Gas & Consumable Fuels—0.4%
A3		1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	895,661

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Paper & Forest Products—1.0%
Baa3	$3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	$2,533,741

		Pharmaceuticals—0.4%
Baa2	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	969,929

		Pipelines—0.1%
Ba3	300	El Paso Corp., Sr. Unsec’d. Notes, MTN 7.80%, 08/01/31	208,204

		Printing & Publishing—0.3%
Baa2	1,000	Donnelley (R.R.) & Sons Co., Sr. Unsec’d. Notes 6.125%, 01/15/17	707,647

		Real Estate Investment Trusts
Ba3	200	iStar Financial, Inc., Sr. Unsec’d. Notes 5.80%, 03/15/11	82,000

		Retail & Merchandising—0.6%
Baa3	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	1,164,518
A2	300	Target Corp., Sr. Unsec’d. Notes 7.00%, 01/15/38	229,537

			1,394,055

		Telecommunications—1.7%
Baa3	1,600	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	1,392,000
Baa3	1,000	7.082%, 06/01/16	770,000
Ba1	250	Qwest Corp., Sr. Unsec’d. Notes 7.50%, 06/15/23	161,250
Ba1	1,500	7.625%, 06/15/15	1,147,500
Baa3	1,000	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	805,000

			4,275,750

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			CORPORATE BONDS (continued)

			Tobacco—0.3%
Baa3		$750	Reynolds American, Inc., Sr. Sec’d. Notes 7.625%, 06/01/16	$615,280

			Transportation—0.5%
Baa3		1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,287,947

			Utilities—0.8%
Baa3		2,500	Illinois Power Co., Sr. Sec’d. Notes 6.25%, 04/01/18	1,977,580

			TOTAL CORPORATE BONDS (cost $103,830,784)	77,390,801

			FOREIGN GOVERNMENT BONDS—2.7%
Aaa	EUR	1,900	Bundesrepublik Deutschland, Bonds (Germany) 4.25%, 07/04/39	2,332,772
Aaa	EUR	1,300	6.25%, 01/04/30	2,002,798
Ba1	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	822,525
Aaa	GBP	700	United Kingdom Gilt, Bonds (United Kingdom) 4.25%, 03/07/11	1,149,040
Aaa	GBP	200	5.75%, 12/07/09	332,555

			TOTAL FOREIGN GOVERNMENT BONDS (cost $7,290,070)	6,639,690

			MUNICIPAL BONDS—1.4%

			Georgia—0.2%
Aaa		500	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	501,180

			Illinois—0.6%
Aa3		1,500	Chicago Illinois Transit Authority, Revenue Bonds 6.899%, 12/01/40	1,505,115

			New York—0.6%
Aa2		1,500	New York City Trust For Cultural Resources, Museum of Modern Art, Revenue Bonds 5.125%, 07/01/31	1,389,090

			TOTAL MUNICIPAL BONDS (cost $3,439,884)	3,395,385

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—91.3%
$1,604		Federal Home Loan Mortgage Corp. 5.00%, 01/01/37	$1,519,767
35		5.329%(c), 09/01/35	35,265
5,687		5.50%, 06/01/31 - 08/01/38	5,548,499
34		5.776%(c), 01/01/24	35,024
73		6.00%, 09/01/22	73,205
47		7.50%, 09/01/16 - 07/01/17	49,908
—	(r)	9.25%, 01/01/10	29
12,119		Federal National Mortgage Assoc. 4.00%, 08/01/18 - 06/01/19	11,328,201
87		4.346%(c), 05/01/36	86,589
8,806		4.50%, 06/01/34 - 02/01/38	8,005,067
2,000		4.50%, TBA	1,903,124
9,000		4.50%, TBA	8,173,125
301		4.574%(c), 12/01/34	303,190
118		4.852%(c), 01/01/20	118,455
12,089		5.00%, 11/01/33 - 05/01/38	11,458,161
37,500		5.00%, TBA	35,519,550
12,000		5.00%, TBA	11,351,256
45,388		5.50%, 07/01/32 - 06/01/38	44,394,701
16,378		6.00%, 11/01/16 - 05/01/38	16,381,100
3,600		6.00%, TBA	3,586,500
3,600		6.00%, TBA	3,597,750
147		6.50%, 04/01/21 - 09/01/21	149,454
5,100		6.50%, TBA	5,168,534
67		Government National Mortgage Assoc. 4.625%, 07/20/22 - 07/20/27	67,408
6,800		5.00%, TBA	6,487,622
97		5.125%, 10/20/26 - 11/20/29	97,259
102		5.375%, 02/20/17 - 02/20/26	102,036
6,700		5.50%, TBA	6,570,187
5,251		6.00%, 03/15/29 - 08/15/36	5,257,147
28,100		6.00%, TBA	28,100,000
3,568		6.50%, 05/15/36 - 07/15/37	3,610,659
7,500		6.50%, TBA	7,579,687
60		8.50%, 06/15/30 - 08/20/30	64,179

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $231,455,667)	226,722,638

		U.S. TREASURY OBLIGATIONS—19.3%
500		U.S. Treasury Bonds 4.75%, 02/15/37	530,117
3,700		5.25%, 02/15/29	3,936,163
11,300		5.375%, 02/15/31	12,363,793
2,900		6.75%, 08/15/26	3,573,116

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		U.S. TREASURY OBLIGATIONS (continued)
	$800	8.50%, 02/15/20	$1,063,250
	400	U.S. Treasury Inflationary Indexed Bonds, TIPS 1.75%, 01/15/28, RRB	326,987
	600	2.00%, 01/15/26, RRB	543,629
	1,400	2.375%, 01/15/25, RRB	1,409,241
	6,800	U.S. Treasury Notes 2.875%, 06/30/10	6,955,659
	5,500	U.S. Treasury Strips, IO 7.25%, 02/15/22 - 08/15/22	2,700,409
	1,200	7.625%, 05/15/22	588,708
	1,900	8.00%, 11/15/21	956,487
	9,300	U.S. Treasury Strips, PO 8.00%, 11/15/21	4,691,264
	16,000	8.125%, 05/15/21 - 08/15/21	8,269,315

		TOTAL U.S. TREASURY OBLIGATIONS (cost $49,798,940)	47,908,138

		TOTAL LONG-TERM INVESTMENTS (cost $418,427,895)	381,415,160

NOTIONAL AMOUNTS (000)		SHORT-TERM INVESTMENTS—1.9%
		OPTIONS PURCHASED*—1.5%

		Call Options—1.2%
		2 Year Euro-Schatz,
	EUR 13,000	expiring 11/21/2008, Strike Price $106.70	18,226
		5 Year Euro-Bobl,
	EUR 10,500	expiring 11/21/2008, Strike Price $116.00	4,015
		5 Year U.S. Treasury Note Futures,
	36,000	expiring 11/21/2008, Strike Price $125.00	2,813
		10 Year U.S. Treasury Note Futures,
	1,800	expiring 11/21/2008, Strike Price $138.00	281
		20 Year U.S. Treasury Bond Futures,
	24,800	expiring 11/21/2008, Strike Price $140.00	3,875
		Currency Option, on EUR vs USD,
	EUR 1,100	expiring 05/21/2010 @ FX Rate 1.38	68,834
	EUR 3,000	expiring 05/21/2010 @ FX Rate 1.38	187,730
		Currency Option, on USD vs JPY,
	1,400	expiring 03/31/2010 @ FX Rate 104.65	40,583
		FNMA,
	8,000	expiring 11/14/2008, Strike Price $96.41	140,636
		Interest Rate Swap Options,
	2,500	expiring 08/03/2009 @3.45%	26,760
	9,300	expiring 08/03/2009 @3.45%	99,546
	3,500	expiring 08/03/2009 @3.45%	37,464
EUR	93,200	expiring 04/20/2009 @4.18%	1,915,321
EUR	19,600	expiring 08/03/2009 @3.85%	296,605
	2,400	expiring 09/08/2009 @4.75%	63,411

			2,906,100

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

NOTIONAL AMOUNTS (000)		DESCRIPTION	VALUE (NOTE 1)

		Put Options—0.3%
		Currency Option, on EUR vs USD,
EUR	1,100	expiring 05/21/2010 @ FX Rate 1.38	$167,847
EUR	3,000	expiring 05/21/2010 @ FX Rate 1.38	457,764
		Currency Option, on USD vs JPY,
	$1,400	expiring 03/31/2010 @ FX Rate 104.65	154,269
		FNMA,
	500	expiring 11/06/2008, Strike Price $89.00	—
		GNMA,
	19,000	expiring 11/12/2008, Strike Price $76.00	—
	6,000	expiring 11/12/2008, Strike Price $70.00	—

			779,880

		TOTAL OPTIONS PURCHASED (cost $1,859,182)	3,685,980

PRINCIPAL AMOUNTS (000)#
		U.S. TREASURY OBLIGATIONS(n)—0.4%
	750	U.S. Treasury Bills 0.17%, 12/26/08	749,450
	380	0.84%, 12/11/08	379,759

		TOTAL U.S. TREASURY OBLIGATIONS (cost $1,129,620)	1,129,209

		TOTAL SHORT-TERM INVESTMENTS (cost $2,988,802)	4,815,189

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—155.6% (cost $421,416,697; Note 5)	386,230,349

NOTIONAL AMOUNTS (000)		OPTIONS WRITTEN—(0.6%)
		Call Options—(0.6%)
	EUR 30,100	Interest Rate Swap Options, expiring 04/20/2009 @4.44%	(1,028,953)
	1,100	expiring 08/03/2009 @4.15%	(23,601)
	3,100	expiring 08/03/2009 @4.40%	(83,559)
	1,200	expiring 08/03/2009 @4.40%	(32,346)
	6,500	expiring 08/03/2009 @4.55%	(203,845)
	900	expiring 09/08/2009 @5.15%	(46,570)

			(1,418,874)

		Put Options
EUR	40,000	90 Day Euro Dollar Futures, expiring 12/15/2008, Strike Price $97.00	(4,500)

		TOTAL OPTIONS WRITTEN (premiums received $1,143,511)	(1,423,374)

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	SECURITIES SOLD SHORT—(25.3%)

	U.S. TREASURY OBLIGATIONS—(10.0%)
$12,600	U.S. Treasury Notes 2.875%, 06/30/10	$(12,888,427)
1,300	3.50%, 02/15/18	(1,264,554)
3,400	4.00%, 08/15/18	(3,404,515)
500	4.75%, 05/15/14	(548,633)
6,150	4.875%, 07/31/11	(6,670,345)

		(24,776,474)

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—(15.3%)
4,000	Federal National Mortgage Assoc. 5.50%, TBA	(3,901,248)
31,300	5.50%, TBA	(30,576,188)
3,600	6.00%, TBA	(3,592,123)

		(38,069,559)

	TOTAL SECURITIES SOLD SHORT (proceeds received $63,465,448)	(62,846,033)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—129.7% (cost $356,807,738; Note 5)	321,960,942
	Other liabilities in excess of other assets(x)—(29.7%)	(73,772,299)

	NET ASSETS—100%	$248,188,643

The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid. FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Assoc.

GNMA—Government National Mortgage Assoc.

IO—Interest Only

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

PO—Principal Only Securities

RRB—Real Return Bonds

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

MYR—Malaysian Ringgit

RUB—Russian Ruble

USD—United States Dollar

* Non-income producing.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

# Principal amount is shown in U.S. dollars unless otherwise stated.

† The rating reflected is as of October 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $28,091,199. The aggregate value of $19,266,436 is approximately 7.8% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
76	90 Day Euribor	Dec 08	$23,016,257	$23,328,936	$312,679
95	90 Day Euribor	Mar 09	28,808,228	29,318,577	510,349
5	90 Day Euribor	Dec 09	1,520,539	1,543,561	23,022
146	90 Day Euro Dollar	Dec 08	35,375,062	35,680,575	305,513
19	90 Day Euro Dollar	Mar 09	4,645,775	4,644,550	(1,225)
32	90 Day Euro Dollar	Jun 09	7,770,000	7,806,400	36,400
45	90 Day Euro Dollar	Dec 09	10,866,075	10,930,500	64,425
155	90 Day Euro Dollar	Mar 10	37,320,375	37,610,750	290,375
133	90 Day Sterling	Dec 08	25,292,331	25,630,331	338,000
23	90 Day Sterling	Jun 09	4,344,171	4,479,970	135,799
51	90 Day Sterling	Sep 09	9,711,182	9,923,073	211,891
377	90 Day Sterling	Dec 09	71,891,844	73,155,728	1,263,884
25	2 Year U.S. Treasury Notes	Dec 08	5,310,547	5,370,703	60,156
86	10 Year U.S. Treasury Notes	Dec 08	9,959,125	9,724,719	(234,406)

					3,316,862

Short Positions:
130	2 Year Euro Shatz	Dec 08	17,157,664	17,565,799	(408,135)
103	5 Year Euro-Bobl	Dec 08	14,294,118	14,732,102	(437,984)
342	5 Year U.S. Treasury Notes	Dec 08	38,357,555	38,734,172	(376,617)
59	10 Year Euro-Bund	Dec 08	8,631,098	8,717,763	(86,665)
2	10 Year U.K. Gilt	Dec 08	355,021	358,208	(3,187)
173	20 Year U.S. Treasury Bonds	Dec 08	20,372,102	19,570,625	801,477

					(511,111)

					$2,805,751 (1)

(1)	Cash of $2,027,600 has been segregated with the broker to cover requirements for open futures contacts as October 31, 2008.

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at October 31, 2008:

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 12/02/08	BRL	2,729	$1,339,304	$1,243,926	$(95,378)
British Pound, Expiring 11/03/08	GBP	3,959	6,474,945	6,371,405	(103,540)
Expiring 11/05/08	GBP	498	782,778	801,454	18,676
Chinese Yuan, Expiring 12/09/08	CNY	24,548	3,591,401	3,564,246	(27,155)
Expiring 02/11/09	CNY	1,728	261,000	248,864	(12,136)
Expiring 07/15/09	CNY	20,104	2,991,955	2,874,426	(117,529)
Euro, Expiring 11/05/08	EUR	633	793,687	806,791	13,104
Expiring 12/04/08	EUR	633	805,493	805,851	358
Indian Rupee, Expiring 11/12/08	INR	95,354	2,359,705	1,922,232	(437,473)
Expiring 04/09/09	INR	96,562	1,924,026	1,931,965	7,939
Japanese Yen, Expiring 11/05/08	JPY	368,778	3,673,348	3,743,559	70,211
Malaysian Ringgitt, Expiring 11/12/08	MYR	2,792	861,623	786,172	(75,451)
Expiring 02/12/09	MYR	1,329	376,195	374,816	(1,379)
Expiring 04/14/09	MYR	1,235	350,000	349,119	(881)
Russian Ruble, Expiring 11/19/08	RUB	28,005	1,104,665	1,015,860	(88,805)
Expiring 05/06/09	RUB	79,454	3,254,643	2,561,589	(693,054)

			$30,944,768	$29,402,275	$(1,542,493)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 12/02/08	BRL	925	$514,000	$421,640	$92,360
Expiring 06/02/09	BRL	622	326,959	273,447	53,512
British Pound, Expiring 11/03/08	GBP	3,959	7,192,316	6,370,218	822,098
Expiring 12/09/08	GBP	3,959	6,460,296	6,356,565	103,731
Chinese Yuan, Expiring 07/15/09	CNY	11,899	1,700,000	1,701,274	(1,274)
Euro, Expiring 11/05/08	EUR	633	806,379	806,791	(412)
Expiring 12/04/08	EUR	1,311	1,647,206	1,668,907	(21,701)
Indian Rupee, Expiring 11/12/08	INR	95,354	1,936,129	1,928,296	7,833
Japanese Yen, Expiring 11/05/08	JPY	368,778	3,633,322	3,743,723	(110,401)
Expiring 12/03/08	JPY	42,710	436,420	434,109	2,311
Malaysian Ringgitt, Expiring 11/12/08	MYR	2,564	726,048	722,143	3,905
Russian Ruble, Expiring 11/19/08	RUB	28,005	1,103,000	1,011,838	91,162
Expiring 05/06/09	RUB	4,967	147,163	160,127	(12,964)

			$26,629,238	$25,599,078	$1,030,160

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Interest rate swap agreements outstanding at October 31, 2008:

Counter Party	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35		$900	6.00%	3 month LIBOR	$226,427
Bank of America, N.A.(1)	12/17/13		5,400	4.00%	3 month LIBOR	68,375
Bank of America, N.A.(2)	12/17/28		21,700	5.00%	3 month LIBOR	(533,015)
Bank of America, N.A.(2)	12/17/38		3,800	5.00%	3 month LIBOR	(246,486)
Bank of America, N.A.(2)	12/17/23		2,500	5.00%	3 month LIBOR	8,355
Barclays Capital(1)	12/17/15		100	5.00%	3 month LIBOR	4,551
Barclays Capital(2)	12/17/38		2,000	5.00%	3 month LIBOR	(52,503)
Barclays Capital(2)	12/17/23		1,200	5.00%	3 month LIBOR	(12,149)
Citigroup(1)	12/17/13		5,000	4.00%	3 month LIBOR	97,192
Deutsche Bank(2)	12/17/28		1,600	5.00%	3 month LIBOR	(130,523)
Goldman Sachs & Co.(2)	12/17/28		500	5.00%	3 month LIBOR	(4,276)
Goldman Sachs & Co.(2)	12/17/23		1,600	5.00%	3 month LIBOR	(5,379)
Merrill Lynch & Co.(1)	12/17/13		6,200	4.00%	3 month LIBOR	65,955
Merrill Lynch & Co.(2)	12/17/38		4,800	5.00%	3 month LIBOR	(284,233)
Merrill Lynch & Co.(2)	12/17/23		11,400	5.00%	3 month LIBOR	(501,184)
Morgan Stanley & Co.(1)	12/17/13		40,000	4.00%	3 month LIBOR	522,845
Morgan Stanley & Co.(2)	12/17/38		4,500	5.00%	3 month LIBOR	(95,630)
Morgan Stanley & Co.(2)	12/17/23		100	5.00%	3 month LIBOR	(4,587)
Merrill Lynch & Co.(2)	01/23/09		1,800	4.50%	ICAP CMM FRA Fixing Rate	232,785
Merrill Lynch & Co.(1)	01/02/12	BRL	1,300	14.77%	Brazilian interbank lending rate	(26,537)
Morgan Stanley & Co.(1)	01/02/12	BRL	22,400	10.12%	Brazilian interbank lending rate	(1,288,109)
UBS AG(1)	01/02/12	BRL	10,100	10.58%	Brazilian interbank lending rate	(522,503)
Barclays Capital(1)	12/17/10	EUR	800	5.50%	6 month EURIBOR	37,943
Barclays Capital(1)	06/15/10	EUR	32,900	4.50%	6 month EURIBOR	513,751
Barclays Capital(1)	03/19/18	EUR	1,400	5.00%	6 month EURIBOR	(21,812)
Barclays Capital(2)	09/17/38	EUR	1,900	5.00%	6 month EURIBOR	(207,494)
Deutsche Bank(1)	03/18/14	EUR	1,300	4.50%	6 month EURIBOR	30,745
Deutsche Bank(1)	09/17/10	EUR	3,000	5.00%	6 month EURIBOR	103,539
Deutsche Bank(1)	06/15/13	EUR	4,000	4.00%	6 month EURIBOR	155,425
Deutsche Bank(1)	09/15/10	EUR	11,900	5.50%	6 month EURIBOR	475,330
Deutsche Bank(2)	09/17/18	EUR	600	5.00%	6 month EURIBOR	(23,978)
Goldman Sachs & Co.(1)	03/18/14	EUR	1,400	4.50%	6 month EURIBOR	39,070
Goldman Sachs & Co.(2)	03/18/39	EUR	900	5.00%	6 month EURIBOR	(81,569)
Morgan Stanley & Co.(1)	12/17/10	EUR	3,700	5.50%	6 month EURIBOR	184,672
UBS AG(1)	10/15/10	EUR	200	2.15%	FRC—Excluding Tobacco— Non-Revised Consumer Price Index	7,104
Barclays Capital(1)	09/15/10	GBP	4,200	5.00%	6 month LIBOR	154,635
Barclays Capital(2)	06/15/37	GBP	800	4.00%	6 month LIBOR	(39,795)
Citigroup(1)	03/18/11	GBP	1,100	5.00%	6 month LIBOR	60,393
Deutsche Bank(1)	03/18/11	GBP	900	5.00%	6 month LIBOR	50,842
Deutsche Bank(2)	06/15/37	GBP	2,800	4.25%	6 month LIBOR	(147,075)
Goldman Sachs & Co.(1)	09/17/11	GBP	1,700	4.50%	6 month LIBOR	62,661
Goldman Sachs & Co.(2)	06/15/37	GBP	900	4.00%	6 month LIBOR	(43,128)
Morgan Stanley & Co.(2)	06/15/37	GBP	1,000	4.25%	6 month LIBOR	(51,140)

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at October 31, 2008 (continued):

Counter Party	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(2)	12/17/17	JPY	30,000	2.00%	6 month LIBOR	$(11,610)
Deutsche Bank(2)	12/17/17	JPY	100,000	2.00%	6 month LIBOR	(39,254)
Citigroup(1)	05/14/09	MXN	39,000	7.91%	28 day Mexican interbank rate	(27,708)
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000	8.17%	28 day Mexican interbank rate	(11,420)

						$(1,310,502)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2008:

Sell Protection:
Counter Party	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$500	0.26%	Allstate Corp., 6.125%, due 02/15/12	$1,834
Merrill Lynch & Co.(1)	12/20/08	200	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	134
UBS AG (1)	12/20/08	600	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(402)
Deutsche Bank(1)	06/20/16	1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	48,720
Citigroup(1)	12/20/16	1,200	0.17%	Bank of America Corp., 5.08%, due 10/14/16 (3)	85,036
Bear Stearns International Ltd.(1)	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 05/15/08	134
UBS AG(1)	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	16,383
UBS AG(1)	12/20/08	200	0.44%	Carnival Corp., 6.15%, due 04/15/08	326
Bear Stearns International Ltd.(1)	12/20/08	200	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	272
Barclays Bank PLC(1)	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	40,089
Goldman Sachs & Co.(1)	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(6,162)
Barclays Bank PLC(1)	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	31,921
Bear Stearns International Ltd.(1)	12/20/08	200	0.24%	Deere & Co., 7.85%, due 05/15/10	135
Merrill Lynch & Co.(1)	12/20/08	300	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(55)
Bank of America Securities LLC(1)	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	87,323
Barclays Bank PLC(1)	06/20/13	1,100	5.00%	Dow Jones CDX HY10 Index	141,926
UBS AG(1)	06/20/13	1,100	5.00%	Dow Jones CDX HY10 Index	128,498
Merrill Lynch & Co.(1)	12/20/11	400	0.00%	Dow Jones CDX HY7 Index	167,483
Merrill Lynch & Co.(1)	06/20/12	2,156	2.75%	Dow Jones CDX HY8 Index	287,697
UBS AG(1)	06/20/12	2,450	2.75%	Dow Jones CDX HY8 Index	280,464
Deutsche Bank(1)	06/20/18	4,685	1.50%	Dow Jones CDX IG10 10Y Index	191,786
Goldman Sachs & Co.(1)	06/20/18	4,294	1.50%	Dow Jones CDX IG10 10Y Index	269,427

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Credit default swap agreements outstanding at October 31, 2008 (continued):

Sell Protection: (continued)
Counter Party	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	06/20/18	$11,126	1.50%	Dow Jones CDX IG10 10Y Index	$598,037
Goldman Sachs & Co.(1)	06/20/13	10,346	1.55%	Dow Jones CDX IG10 5Y Index	111,966
Morgan Stanley & Co.(1)	06/20/13	781	1.55%	Dow Jones CDX IG10 5Y Index	21,832
Morgan Stanley & Co.(1)	12/20/12	900	0.14%	Dow Jones CDX IG5 7Y Index	152,432
Morgan Stanley & Co.(1)	12/20/12	3,200	0.14%	Dow Jones CDX IG5 7Y Index	541,956
JPMorgan Chase(1)	12/20/11	1,943	1.65%	Dow Jones CDX IG7 Index	267,570
Barclays Bank PLC(1)	12/20/17	1,269	0.80%	Dow Jones CDX IG9 10Y Index	78,820
Goldman Sachs & Co.(1)	12/20/17	1,659	0.80%	Dow Jones CDX IG9 10Y Index	96,166
Morgan Stanley & Co.(1)	12/20/17	1,854	0.80%	Dow Jones CDX IG9 10Y Index	96,712
Goldman Sachs & Co.(1)	12/20/12	1,171	0.60%	Dow Jones CDX IG9 5Y Index	43,653
Bank of America Securities LLC(1)	12/20/08	300	0.13%	E.I. DuPont, 6.875%, due 10/15/09	86
Barclays Bank PLC(1)	09/20/13	2,300	0.65%	Eastman Chemical, 7.60%, due 02/01/27	26,507
Citigroup(1)	12/20/08	400	0.28%	Eaton Corp., 5.75%, due 07/15/12	260
Morgan Stanley & Co.(1)	09/20/13	1,200	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(34,685)
Barclays Bank PLC(1)	12/20/08	500	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(99)
Morgan Stanley & Co.(1)	12/20/08	200	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(23)
Morgan Stanley & Co.(1)	12/20/08	300	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(27)
Citigroup(1)	12/20/08	300	0.29%	FedEx Corp., 7.25%, due 02/15/11	245
Merrill Lynch & Co.(1)	12/20/08	100	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	504
Bear Stearns International Ltd.(1)	03/20/16	600	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	88,826
Deutsche Bank(1)	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	4,145
Bear Stearns International Ltd.(1)	12/20/08	400	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(206)
Merrill Lynch & Co.(1)	12/20/08	300	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(6)
Barclays Bank PLC(1)	03/20/12	200	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	45,839
Bear Stearns International Ltd.(1)	12/20/08	200	0.60%	International Paper Co., 6.75%, due 09/01/11	556
Barclays Bank PLC(1)	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	100,958
Bank of America Securities LLC(1)	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	253,539
Merrill Lynch & Co.(1)	12/20/08	200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	223
UBS AG(1)	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	15,972

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at October 31, 2008 (continued):

Sell Protection: (continued)
Counter Party	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(1)	12/20/08	$200	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	$—
Morgan Stanley & Co.(1)	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	3,338
UBS AG(1)	12/20/08	200	0.37%	RadioShack Corp., 7.375%, due 05/15/11	269
Morgan Stanley & Co.(1)	09/20/13	200	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	15,044
UBS AG(1)	12/20/08	200	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	722
Bear Stearns International Ltd.(1)	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	152,287
Morgan Stanley & Co.(1)	06/20/12	500	0.11%	Target Corp., 5.875%, due 03/01/12	28,156
Morgan Stanley & Co.(1)	12/20/08	200	0.53%	The Kroger Co., 4.75%, due 04/15/12	(155)
Deutsche Bank(1)	06/20/18	1,400	0.62%	Travelers Cos., Inc., 5.80%, due 05/15/18	45,348
Bear Stearns International Ltd.(1)	12/20/08	200	0.15%	Wal-mart Stores, Inc., 6.875%, due 08/10/09	134
Citigroup(1)	12/20/08	800	0.14%	Wal-mart Stores, Inc., 6.875%, due 08/10/09	557
Barclays Bank PLC(1)	12/20/08	200	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(248)
Bear Stearns International Ltd.(1)	06/20/16	300	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	40,999
Barclays Bank PLC(1)	09/20/13	2,300	0.39%	Wyeth, 5.25%, due 03/15/13	8,067

					$4,579,245

(1)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
(3)	Variable rate, displayed rate is as of 10/31/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Buy Protection:
Counter Party	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Citigroup(2)	06/20/12	$7,500	2.11%	Dow Jones CDX HY8 Index	$(920,209)
Morgan Stanley & Co.(2)	12/20/15	670	0.46%	Dow Jones CDX IG5 10Y Index	(169,664)
Morgan Stanley & Co.(2)	12/20/15	2,300	0.45%	Dow Jones CDX IG5 10Y Index	(581,736)
Barclays Bank PLC(2)	12/20/12	1,070	0.82%	Dow Jones CDX IG9 5Y Index	9,860
Deutsche Bank(2)	12/20/12	4,000	1.16%	Dow Jones CDX IG9 5Y Index	(6,354)
Deutsche Bank(2)	12/20/12	583	0.82%	Dow Jones CDX IG9 5Y Index	5,378
Goldman Sachs & Co.(2)	12/20/12	4,861	0.71%	Dow Jones CDX IG9 5Y Index	22,159

					$(1,640,566)

(2)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

U.S. Government Mortgage Backed Obligations	91.3%
U.S. Treasury Obligations	19.7
Financial—Bank & Trust	16.2
Financial Services	5.6
Collateralized Mortgage Obligations	3.1
Foreign Government Bonds	2.7
Asset-Backed Securities	2.3
Bank Notes	2.0
Telecommunications	1.7
Options Purchased	1.5
Municipal Bonds	1.4
Insurance	1.2
Paper & Forest Products	1.0
Utilities	0.8
Healthcare Services	0.6
Retail & Merchandising	0.6
Transportation	0.5
Computer Services & Software	0.5
Convertible Bonds	0.4
Pharmaceuticals	0.4
Automotive Parts	0.4
Oil, Gas & Consumable Fuels	0.4
Foods	0.3
Printing & Publishing	0.3
Tobacco	0.3
Automobile Manufacturers	0.1
Airlines	0.1
Pipelines	0.1
Aerospace	0.1

155.6
Options Written and Securities Sold Short	(25.9)
Other liabilities in excess of other assets	(29.7)

100.0%

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2008	Intermediate-Term Bond Portfolio

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—105.9%

		ASSET-BACKED SECURITIES—2.2%
		BA Credit Card Trust, Series 2008-A5, Class A5
Aaa	$1,000	2.623%(c), 12/16/13	$900,655
		Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
Aaa	720	3.389%(c), 05/25/37	633,250
		SLM Student Loan Trust, Series 2006-8, Class A2
Aaa	570	3.535%(c), 10/25/16	562,324
		Series 2008-9, Class A
Aaa	2,400	5.035%(c), 04/25/23	2,190,374
		Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A (original cost $223,809; purchased 09/29/06)(f)(g)
Aaa	223	3.499%(c), 10/25/35	219,196

		TOTAL ASSET-BACKED SECURITIES (cost $4,893,710)	4,505,799

		BANK NOTES(c)—0.4%
NR	462	First Data Corp. Term B2, 144A(f)(g) 5.93%, 09/24/14 (original cost $462,328; purchased 06/23/08)	338,490
		5.95%, 09/24/14
NR	469	(original cost $415,938; purchased 02/08/08)	343,128
		6.51%, 09/24/14
NR	61	(original cost $55,189; purchased 02/08/08)	45,020

		TOTAL BANK NOTES (cost $938,144)	726,638

		Collateralized Mortgage Obligations—8.6%
		American Home Mortgage Investment Trust, Series 2004-4, Class 5A
Aaa	332	4.44%(c), 02/25/45	222,448
		Banc of America Funding Corp., Series 2006-A, Class 1A1
Aaa	360	4.622%(c), 02/20/36	342,336
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2
Aaa	490	4.744%(c), 11/25/34	378,626
		Series 2004-8, Class 13A1
Aaa	951	5.608%(c), 11/25/34	791,116

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
Aaa	$868	5.77%(c), 11/25/36	$515,586
		Series 2006-6, Class 32A1
Aaa	809	5.756%(c), 11/25/36	465,236
		Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
Aaa	367	4.70%(c), 12/25/35	331,472
		Series 2006-AR1, Class 1A1
Aaa	1,846	4.90%(c), 10/25/35	1,506,097
		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
AAA(d)	123	6.25%, 12/25/33	120,034
		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A
		6.50%(c), 01/25/34
Aaa	158	(original cost $165,223; purchased 12/01/03)(f)(g)	142,351
		Series 2004-25, Class 1A1
Aaa	907	3.589%(c), 02/25/35	517,370
		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
Aaa	32	6.50%, 04/25/33	29,993
		Series 2005-C6, Class A1
Aaa	183	4.938%, 12/15/40	178,159
Aaa	52	Federal Home Loan Mortgage Corp., Series 2692, Class YB 3.50%, 05/15/16	51,618
		Series 2772, Class NQ
Aaa	231	4.50%, 12/15/13	231,455
		Series 2828, Class EN
Aaa	744	4.50%, 10/15/23	745,767
		Series 2844, Class PQ
Aaa	41	5.00%, 05/15/23	41,694
		Series 2892, Class BL
Aaa	481	5.00%, 01/15/18	486,495
		Series 2931, Class JA
Aaa	480	5.00%, 07/15/25	482,629
		Series 3346, Class FA
Aaa	3,559	4.818%(c), 02/15/19	3,457,659
Aaa	52	Federal National Mortgage Assoc., Series 2003-83, Class A 4.25%, 04/25/28	52,395
		Series 2003-83, Class PB
Aaa	95	3.50%, 09/25/16	94,928

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Series 2006-67, Class PA
Aaa	$661	5.50%, 03/25/28	$670,693
Aaa	314	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	332,398
		Series T-75, Class A1
Aaa	1,298	3.299%(c), 12/25/36	1,248,607
AAA(d)	269	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1 4.229%, 12/10/37	258,553
Aaa	78	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	83,166
		Series 2000-9, Class FG
Aaa	106	2.023%(c), 02/16/30	107,140
		Series 2000-9, Class FH
Aaa	163	1.923%(c), 02/16/30	164,470
		Series 2000-11, Class PH
Aaa	318	7.50%, 02/20/30	335,341
Aaa	542	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 3.489%(c), 06/25/45	332,238
		GS Mortgage Securities Corp II, Series 2001-1285, Class A1, 144A (original cost $398,852; purchased 10/09/02)(f)(g)
Aaa	370	6.044%, 08/15/18	361,607
Aaa	529	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.539%(c), 09/25/35	419,244
		Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1 (original cost $369,000; purchased 06/26/08)(f)(g)
NR	400	3.025%, 07/09/21	339,523
Aaa	374	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 3.469%(c), 02/25/36	288,319
Aaa	319	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 4.259%(c), 10/25/35	289,104
Aaa	529	Sequoia Mortgage Trust, Series 10, Class 2A1 4.658%(c), 10/20/27	465,281
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-AR5, Class A1
Aaa	133	1.724%(c), 07/19/35	78,204
		Series 2006-AR3, Class 12A1
Aaa	457	3.479%(c), 05/25/36	256,778

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Aaa	$46	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 5.057%(c), 01/25/32	$45,738
Aaa	448	Washington Mutual, Inc., Mortgage Pass-Through Certificate, Series 2002-AR6, Class A 4.065%(c), 06/25/42	366,189
		Series 2002-AR9, Class 1A
Aaa	24	4.065%(c), 08/25/42	21,571

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $20,489,750)	17,649,628

		CORPORATE BONDS—33.1%

		Airlines—1.1%
NR	1,237	United Air Lines, Inc.,(g) Equipment Trust(i) 10.85%, 02/19/15	437,725
		Pass-Through Certificates
B2	1,700	6.831%, 03/01/10	1,785,000

			2,222,725

		Commercial Banks—9.2%
Aa3	2,300	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	1,887,424
Aa2	2,200	ANZ National International Ltd., Gtd. Notes, 144A (New Zealand) (original cost $2,197,932; purchased 07/09/08)(f)(g) 6.20%, 07/19/13	1,985,581
Aa2	600	Bank of America Corp., Sr. Unsec’d. Notes 3.404%(c), 02/17/09	599,736
Aaa	3,000	Bank of America NA, Sr. Unsec’d. Notes 2.835%(c), 05/12/10	3,008,553
Aa1	2,300	Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom) 5.45%, 09/12/12	2,216,370
Aa2	1,200	Charter One Bank NA, Sr. Unsec’d. Notes 3.585%(c), 04/24/09	1,199,363
Aa1	2,200	Credit Suisse New York, Sr. Unsec’d. Notes (Switzerland) 5.00%, 05/15/13	1,984,072

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			CORPORATE BONDS (continued)

			Commercial Banks (continued)
Aa2		$300	HSBC Bank USA, Sr. Unsec’d. Notes 2.949%(c), 12/14/09	$286,842
A3		2,670	Korea Development Bank, Sr. Unsec’d. Notes 4.75%, 07/20/09	2,584,645
Aa3		1,200	National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,200,000; purchased 09/06/06)(f)(g) 2.858%(c), 09/11/09	1,198,837
Aa2		1,500	Rabobank Capital Funding II, Sub. Notes, 144A (original cost $1,419,795; purchased 01/30/08)(f)(g) 5.26%(c), 12/29/49	900,600
NR	JPY	100,000	Sumitomo Mitsui Banking Corp., Sub. Notes (Japan) 1.718%(c), 11/26/49	1,017,510

				18,869,533

			Distribution/Wholesale—0.1%
B1		300	SUPERVALU, Inc., Sr. Unsec’d. Notes 7.50%, 11/15/14	246,000

			Diversified Financial Services—14.5%
Aa2		2,300	Allstate Life Global Funding Trusts, Notes 5.375%, 04/30/13	2,078,528
Aa3		1,800	American Express Credit Corp., Sr. Unsec’d. Notes 5.875%, 05/02/13	1,504,683
A1		500	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes 2.308%(c), 08/21/09	490,617
		500	2.356%(c), 05/18/10	490,853
		600	3.65%(c), 01/31/11	547,823
A1		700	6.95%, 08/10/12	690,732
A2		1,200	Caterpillar Financial Service Corp., Sr. Unsec’d. Notes 2.853%(c), 08/11/09	1,180,226
Aa1		700	Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes 2.916%(c), 03/17/09	695,012
Aa1		1,200	Citigroup, Inc., Sr. Unsec’d. Notes 2.954%(c), 06/09/09	1,161,406
Aa1		500	3.809%(c), 12/26/08	499,294
Aa3		1,700	5.50%, 04/11/13	1,555,041

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Diversified Financial Services (continued)
Aa2	$2,000	Countrywide Financial Corp., Gtd. Notes 5.80%, 06/07/12	$1,859,934
Aa1	1,000	General Electric Capital Corp., Sub. Notes, 144A 5.50%(c), 09/15/67	729,603
Aa3	1,800	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 3.30%(c), 06/23/09	1,743,813
Aa3	1,750	4.069%(c), 06/28/10	1,588,018
	1,500	4.084%(c), 10/23/09	1,432,170
Aa3	400	HSBC Finance Corp., Sr. Unsec’d. Notes 4.479%(c), 10/21/09	384,522
A2	3,400	John Deere Capital Corp., Sr. Unsec’d. Notes 3.567%(c), 06/10/11	3,202,606
Aa2	2,600	JPMorgan Chase & Co., Sr. Unsec’d. Notes 3.569%(c), 06/13/11	2,585,534
B3	1,800	Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes 2.851%, 12/23/08	211,500
B3	600	5.625%, 01/24/13	78,000
A2	1,300	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes 3.234%(c), 12/22/08	1,284,966
A2	1,400	6.15%, 04/25/13	1,291,781
		Morgan Stanley, Sr. Unsec’d. Notes
Aa3	1,600	6.00%, 04/28/15	1,300,077
		SLM Corp., Sr. Unsec’d. Notes
A2	1,200	3.675%(c), 07/27/09	1,068,722

			29,655,461

		Electric—1.6%
		NiSource Finance Corp., Gtd. Notes
Baa3	1,500	3.381%(c), 11/23/09	1,365,129
		Public Service Electric & Gas Co., Sec’d. Notes
A3	2,300	5.30%, 05/01/18	1,894,761

			3,259,890

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Electric—Integrated—0.8%
		Dayton Power & Light Co. (The), First Mortgage
Baa1	$500	5.125%, 10/01/13	$484,333
		Enel Finance International SA, Co. Gtd., 144A (original cost $1,197,444; purchased 09/13/07)(f)(g)
A1	1,200	5.70%, 01/15/13	1,104,394

			1,588,727

		Financial Services—1.0%
		Rabobank Nederland NV, Notes, 144A (Netherlands) (original cost $2,000,000; purchased 05/14/08)(f)(g)
Aaa	2,000	3.209%(c), 05/19/10	1,997,014

		Forest Products—0.1%
		Weyerhaeuser Co., Sr. Unsec’d. Notes
Baa2	200	4.198%(c), 09/24/09	191,091

		Hotels, Restaurants & Leisure
		Mandalay Resort Group, Gtd. Notes
Ba2	100	6.50%, 07/31/09	91,000

		Household & Personal Products—0.8%
		Kimberly-Clark Corp., Sr. Unsec’d. Notes
A2	1,700	3.52%(c), 07/30/10	1,694,631

		Media—0.6%
		Walt Disney Co. (The), Sr. Unsec’d. Notes
A3	1,200	2.917%(c), 09/10/09	1,180,763

		Miscellaneous Manufacturing—0.6%
		Siemens Financieringsmaatschappij NV, Co. Gtd., 144A (Netherlands) (original cost $1,200,000; purchased 08/09/06)(f)(g)
Aa3	1,200	2.854%(c), 08/14/09	1,200,064

		Office Equipment—0.3%
		Xerox Corp., Gtd. Notes
Baa3	600	9.75%, 01/15/09	597,737

		Oil, Gas & Consumable Fuels—1.0%
		XTO Energy, Inc., Sr. Unsec’d. Notes
Baa2	2,500	4.625%, 06/15/13	2,143,340

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Pipelines—0.1%
		Dynegy Holdings, Inc., Sr. Unsec’d. Notes
B2	$400	7.50%, 06/01/15	$292,000

		Real Estate Investment Trusts—0.5%
		Ventas Realty LP, Gtd. Notes
Ba2	1,200	6.75%, 04/01/17	984,000

		Telecommunications—0.8%
		France Telecom SA, Sr. Unsec’d. Notes (France)
A3	1,000	8.50%, 03/01/31	942,261
		Qwest Communications International, Inc., Gtd. Notes
B2	200	5.649%(c), 02/15/09	193,000
		Sprint Nextel Corp., Sr. Unsec’d. Notes
Baa3	500	4.169%(c), 06/28/10	396,805

			1,532,066

		TOTAL CORPORATE BONDS (cost $76,267,224)	67,746,042

		FOREIGN GOVERNMENT BONDS—1.1%
		Republic of Brazil, Sr. Unsec’d. Notes
Ba2	BRL 1,200	10.25%, 01/10/28	384,953
		Republic of Panama, Sr. Unsec’d. Notes
Ba1	1,500	9.375%, 04/01/29	1,455,000
		Republic of South Africa, Sr. Unsec’d. Notes
Baa1	750	5.875%, 05/30/22	483,750

		TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,739)	2,323,703

		MUNICIPAL BONDS—1.0%
		Golden State Tobacco Securitization Corp. (CA), Revenue Bonds
Baa3	100	5.00%, 06/01/33	62,009
		Honolulu City & County, Revenue Bonds
Aaa	1,000	4.75%, 07/01/28	823,590

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS† (UNAUDITED)	PRINCIPAL AMOUNT (000)#			DESCRIPTION	VALUE (NOTE 1)

				MUNICIPAL BONDS (continued)
				Tobacco Securitization Authority of Southern California, Revenue Bonds
Baa3	BRL	800		5.00%, 06/01/37	$478,472
				Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds
Baa3		$985		7.467%, 06/01/47	640,014

				TOTAL MUNICIPAL BONDS (cost $2,542,821)	2,004,085

				U.S. GOVERNMENT AGENCY OBLIGATIONS—2.3%
				Federal Home Loan Bank
		900		4.50%, 06/12/13	898,419
				Federal Home Loan Mortgage Corp.
		2,000		6.00%, 06/15/11	2,139,994
				Federal National Mortgage Assoc.
		700		5.375%, 11/15/11	737,810
		800		5.25%, 08/01/12	799,624

				TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,592,023)	4,575,847

				U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—57.2%
				Federal Home Loan Mortgage Corp.
		14,181		6.00%, 11/01/37 - 11/13/38	14,156,170
		—	(r)	9.25%, 01/01/10	144
				Federal National Mortgage Assoc.
		15,035		5.00%, 10/01/17 - 07/01/38	14,756,135
		3,000		5.00%, TBA	2,837,814
		8,000		5.00%, TBA	7,577,504
		8		5.026%(c), 12/01/30	7,536
		121		5.229%(c), 07/01/25	123,246
		67		5.375%(c), 08/01/24	66,584
		54,806		5.50%, 07/01/17 - 10/14/38	53,739,057
		9,847		6.00%, 11/01/12 - 05/01/38	9,861,507
		1,000		6.00%, TBA	997,812
		11,000		6.00%, TBA	10,993,125
				Government National Mortgage Assoc.
		68		5.125%(c), 10/20/24 - 12/20/26	68,158
		361		5.25%(c), 03/20/30	362,789
		367		5.375%(c), 05/20/23 - 06/20/27	367,890
		242		5.625%(c), 08/20/26 - 07/20/30	244,009
		621		6.00%, 01/15/29 - 07/15/29	622,942
		161		6.50%, 10/15/25 - 06/15/29	162,697
		64		8.00%, 09/20/30 - 07/20/31	67,907

				TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $119,104,687)	117,013,026

				TOTAL LONG-TERM INVESTMENTS (cost $231,723,098)	216,544,768

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	135

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	SHORT-TERM INVESTMENTS—9.1%

	COMMERCIAL PAPER(n)—1.0%
	Citigroup Funding Corp.
$1,100	3.60%, 01/22/09	$1,091,811
	Merrill Lynch & Co.
900	3.69%, 01/05/09	894,865

	TOTAL COMMERCIAL PAPER (cost $1,985,388)	1,986,676

	REPURCHASE AGREEMENTS(m)—3.1%
6,400	U.S. Agency, 0.15% dated 10/31/08, due 11/03/08 in the amount of $6,400,080 (cost $6,400,000; the value of collateral plus accrued interest was $6,575,202)	6,400,000

	U.S. TREASURY OBLIGATIONS(k)(n)—3.2%
	U.S. Treasury Bills
6,400	0.55%, 11/28/08	6,397,556
250	1.695%, 12/11/08	249,962

	TOTAL U.S. TREASURY OBLIGATIONS (cost $6,647,106)	6,647,518

Contracts/ Notional Amounts	OPTIONS PURCHASED*—0.1%
	Call Options—0.1%
1,200	Interest Rate Swap Options, expiring 08/03/09 @ 3.45%	12,845
9,800	expiring 08/03/09 @ 3.45%	104,898
6,200	expiring 07/05/09 @ 3.60%	79,181

	TOTAL OPTIONS PURCHASED (cost $182,437)	196,924

Shares
	AFFILIATED MONEY MARKET MUTUAL FUND—1.7%
3,409,332	Dryden Core Investment Fund—Taxable Money Market Series (cost $3,409,332; Note 3)(w)	3,409,332

	TOTAL SHORT-TERM INVESTMENTS (cost $18,624,263)	18,640,450

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—115.0% (cost $250,347,361; Note 5)	235,185,218

See Notes to Financial Statements.

136	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	OPTIONS WRITTEN—(0.1%)

	Call Options—(0.1%)
$500	Interest Rate Swap Options, expiring 08/05/09 @ 4.15%	$(10,728)
3,300	expiring 08/03/09 @ 4.40%	(88,950)
2,700	expiring 07/05/09 @ 4.20%	(61,065)

	TOTAL OPTIONS WRITTEN (premiums received $181,120)	(160,743)

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(20.0%)
	U.S. Government Mortgage Backed Obligations
	Federal National Mortgage Assoc.
13,000	5.00%, 11/19/22	(12,707,500)
9,300	5.50%, 11/18/23	(9,270,937)
19,300	5.50%, TBA	(18,853,688)

	TOTAL SECURITIES SOLD SHORT (proceeds received $41,094,059)	(40,832,125)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—94.9% (cost $209,072,182)	194,192,350
	Other assets in excess of other liabilities(x)—5.1%	10,355,581

	NET ASSETS—100%	$204,547,931

The following abbreviations were used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

NR—Not Rated by Moodys or Standard & Poor’s

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

†	The rating reflected is as of October 31, 2008. Rating of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $11,305,510 The aggregate value of $10,175,805 is approximately 5.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	137

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

(x)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
252	90 Day Euro Futures	Mar 09	$60,881,713	$61,601,400	$719,687
59	90 Day Euro Futures	Jun 09	14,163,687	14,393,050	229,363
464	90 Day Euro Futures	Sep 09	111,173,513	112,966,601	1,793,088
721	90 Day Euro Futures	Dec 09	172,905,100	175,130,900	2,225,800

					4,967,938

Short Positions:
88	2 Year Euro Schatz	Dec 08	11,619,362	11,890,695	(271,333)
70	2 Year Treasury Note	Dec 08	14,888,125	15,037,969	(149,844)
60	5 Year Treasury Note	Dec 08	6,713,438	6,795,469	(82,031)

					(503,208)

					$4,464,730 (1)

(1)	Cash of $2,166,000 has been segregated with the broker to cover requirements for open futures contacts as of October 31, 2008.

Forward foreign currency exchange contracts outstanding at October 31, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound, Expiring 11/03/08	GBP	2,731	$4,466,551	$4,395,127	$(71,424)
Expiring 11/05/08	GBP	147	256,314	236,574	(19,740)
Chinese Yuan, Expiring 07/15/09	CNY	28,670	4,401,000	4,099,224	(301,776)
Euro, Expiring 11/04/08	EUR	20	25,480	25,283	(197)
Japanese Yen, Expiring 11/05/08	JPY	265,961	2,662,130	2,699,838	37,708
Norwegian Krone, Expiring 12/09/08	NOK	3,811	678,066	564,137	(113,929)

			$12,489,541	$12,020,183	$(469,358)

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at October 31, 2008 (continued):

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/06/08	AUD	2,090	$1,420,740	$1,388,907	$31,833
British Pound, Expiring 11/03/08	GBP	2,731	4,961,408	4,394,308	567,100
Expiring 12/09/08	GBP	2,731	4,456,447	4,384,890	71,557
Euro, Expiring 12/04/08	EUR	1,069	1,343,275	1,360,634	(17,359)
Japanese Yen, Expiring 11/05/08	JPY	265,961	2,602,046	2,699,916	(97,870)
Expiring 12/03/08	JPY	77,801	794,987	790,778	4,209

			$15,578,903	$15,019,433	$559,470

Interest rate swap agreements outstanding at October 31, 2008:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(2)	12/17/38		$1,300	5.00%	3 month LIBOR	$52,751
Barclays Capital(1)	12/17/10		78,100	4.00%	3 month LIBOR	1,315,289
Barclays Capital(2)	12/17/38		600	5.00%	3 month LIBOR	(60,576)
Barclays Capital(2)	12/17/18		8,900	5.00%	3 month LIBOR	(350,027)
Credit Suisse International(1)	06/17/10		9,500	4.00%	3 month LIBOR	109,035
Deutsche Bank(1)	12/17/10		65,700	4.00%	3 month LIBOR	1,097,861
Deutsche Bank(2)	12/17/28		4,500	5.00%	3 month LIBOR	(321,707)
Merrill Lynch & Co.(1)	12/17/10		1,500	4.00%	3 month LIBOR	4,178
Merrill Lynch & Co.(2)	12/17/38		3,000	5.00%	3 month LIBOR	(369,842)
Merrill Lynch & Co.(2)	12/17/18		3,600	5.00%	3 month LIBOR	(36,115)
Deutsche Bank(1)	01/15/10	AUD	2,600	6.50%	6 month Australian Bank Bill rate	13,577
UBS AG(1)	03/15/11	AUD	6,600	7.50%	6 month Australian Bank Bill rate	169,669
Citigroup(1)	03/18/11	EUR	1,600	4.50%	6 month EURIBOR	40,807
Credit Suisse International(1)	03/18/14	EUR	700	4.50%	6 month EURIBOR	21,855
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	20,000	4.50%	6 month EURIBOR	177,951
Barclays Capital(1)	03/18/14	GBP	10,100	5.00%	6 month LIBOR	559,792
Barclays Capital(2)	03/18/39	GBP	2,700	4.50%	6 month LIBOR	(160,599)

						$2,263,899

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	139

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2008

Credit default swap agreements outstanding at October 31, 2008:

Sell Protection:
Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	$(143,319)
Barclays Capital(1)	06/20/10	2,000	4.10%	Countrywide Home Loan, 6.00%, due 01/24/18	112,869
Deutsche Bank(1)	12/20/12	6,806	0.72%	Dow Jones CDX IG9 5Y Index	35,119
Goldman Sachs (1)	12/20/12	2,333	0.70%	Dow Jones CDX IG9 5Y Index	9,700
Merrill Lynch & Co.(1)	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	(17,732)
Bank of America, N.A.(1)	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	(16,811)
Citigroup(1)	03/20/09	1,300	0.80%	General Electric Capital Corp., 6.00%, due 06/15/12	(28,088)
Merrill Lynch & Co.(1)	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	(13,835)
Bank of America, N.A.(1)	09/20/12	700	0.89%	Merrill Lynch & Co., 5.00%, due 01/15/15	(31,737)
Merrill Lynch & Co.(1)	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	(439,619)
Barclays Capital(1)	12/20/08	300	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	(155)
Bank of America, N.A.(1)	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	(19,530)
Deutsche Bank(1)	12/20/08	100	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(614)
Barclays Capital(1)	12/20/08	100	0.26%	Republic of Panama, 8.875%, due 09/30/27	(284)
Deutsche Bank(1)	12/20/08	200	0.25%	Republic of Panama, 8.875%, due 09/30/27	(578)
Deutsche Bank(1)	12/20/08	100	0.33%	Republic of Peru, 8.75%, due 11/21/33	(2)
Barclays Capital(1)	12/20/08	100	0.72%	Ukraine Government, 7.65%, due 06/11/13	(3,174)
Barclays Capital(1)	12/20/08	300	0.71%	Ukraine Government, 7.65%, due 06/11/13	(9,537)
Deutsche Bank(1)	12/20/08	300	0.72%	Ukraine Government, 7.65%, due 06/11/13	(9,522)
Bank of America, N.A.(1)	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	(12,253)

					$(589,102)

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at October 31, 2008 (continued):

Buy Protection:
Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation
Deutsche Bank(2)	06/20/12	$200	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	$4,195
Deutsche Bank(2)	06/20/12	200	0.50%	GlobalSantaFe Corp., 5.00%, due 02/15/13	1,312
Citigroup(2)	06/20/12	200	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	10,683
Deutsche Bank(2)	06/20/12	200	0.51%	Noble Corp., 5.875%, due 06/01/13	4,119

					$20,309

(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of October 31, 2008 were as follows:

U.S. Government Mortgage Backed Obligations	57.2%
Diversified Financial Services	14.5
Commercial Banks	9.2
Collateralized Mortgage Obligations	8.6
U.S. Treasury Obligations	3.2
Repurchase Agreements	3.1
U.S. Government Agency Obligations	2.3
Asset-Backed Securities	2.2
Affiliated Money Market Mutual Fund	1.7
Electric	1.6
Foreign Government Bonds	1.1
Airlines	1.1
Oil, Gas & Consumable Fuels	1.0
Municipal Bonds	1.0
Financial Services	1.0
Commercial Paper	1.0
Household & Personal Products	0.8
Electric—Integrated	0.8
Telecommunications	0.8
Miscellaneous Manufacturing	0.6
Media	0.6
Real Estate Investment Trusts	0.5
Bank Notes	0.4
Office Equipment	0.3
Pipelines	0.1
Distribution/Wholesale	0.1
Options Purchased	0.1
Forest Products	0.1

115.0
Options Written and Securities Sold Short	(20.1)
Other assets in excess of other liabilities	5.1

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	141

Mortgage Backed Securities Portfolio	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE1)

	LONG-TERM INVESTMENTS—185.7%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—150.4%
	Federal Home Loan Mortgage Corp.,
$4,844	5.00%, 08/01/35 - 10/01/35	$4,588,913
7,000	5.00%, TBA	6,623,750
10,200	5.50%, TBA	9,948,182
1,379	6.00%, 01/01/15 - 02/01/21	1,388,311
155	6.50%, 01/01/18 - 06/01/22	157,624
35	7.50%, 06/01/28	36,059
9	8.50%, 04/01/18 - 07/01/21	9,085
2	9.00%, 06/01/09 - 03/01/11	2,548
23	11.50%, 03/01/16	28,158
	Federal National Mortgage Assoc.,
2,014	4.50%, 03/01/35	1,829,765
7,233	5.00%, 11/01/18 - 08/01/35	6,899,040
235	5.00%, 07/01/33(k)	223,154
7,340	5.00%, TBA	6,952,360
12,432	5.50%, 06/01/33 - 07/01/37	12,167,338
823	5.78%, 11/01/11	838,945
1,973	6.00%, 04/01/14 - 01/01/33	1,979,957
41	6.095%, 03/01/12	42,351
12,864	6.50%, 05/01/14 - 12/01/37	13,059,763
258	6.50%, 08/01/36(k)	261,567
16	7.00%, 09/01/11 - 07/01/12	16,909
37	8.00%, 09/01/22 - 12/01/22	40,257
4	9.75%, 01/01/11 - 11/01/16	4,806
	Government National Mortgage Assoc.,
498	4.50%, 09/15/33 - 10/15/33	456,361
206	6.00%, 07/15/24 - 08/15/24	207,442
2,963	6.50%, 06/15/23 - 06/15/38	2,999,838
4,200	6.50%, TBA	4,244,625
1,540	7.00%, 11/15/31 - 11/15/33	1,583,332
31	7.50%, 09/15/11 - 12/20/23	32,590
391	8.00%, 03/15/17 - 11/15/30	417,060
47	8.25%, 06/20/17 - 07/20/17	50,536
50	8.50%, 04/20/17	53,413
65	9.00%, 01/15/09 - 01/15/20	70,332
4	9.50%, 08/15/09 - 06/15/20	6,902
5	13.50%, 05/15/11	6,008
8	14.00%, 06/15/11	8,985
9	16.00%, 05/15/12	10,391

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $78,912,125)	77,246,657

See Notes to Financial Statements.

142	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE1)

	COLLATERALIZED MORTGAGE OBLIGATIONS—35.3%
	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1
$348	5.50%(c), 03/25/36	$255,134
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
457	5.50%, 01/25/36	399,069
	Series 2005-85CB, Class 2A2
1,235	5.50%, 02/25/36	1,070,989
	Series 2005-J11, Class 1A3
1,442	5.50%, 11/25/35	1,343,656
	Series 2007-HY5R, Class 2A1A
916	5.544%(c), 03/25/47	692,483
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
1,368	6.25%, 09/25/36	1,253,180
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	63,720
	Series 2007-4, Class 1A1
344	6.00%, 05/25/37	257,763
	Series 2007-13, Class A10
790	6.00%, 08/25/37	413,898
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-42, Class A5
197	7.50%, 02/25/42	215,307
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
20	6.00%, 10/15/20	20,325
	Series 83, Class Z
4	9.00%, 10/15/20	4,140
	Series 186, Class E
33	6.00%, 08/15/21	32,608
	Series 245, Class IO, IO
320	5.00%, 05/15/37	77,751
	Series 1058, Class H
11	8.00%, 04/15/21	11,196
	Series 1116, Class I
8	5.50%, 08/15/21	8,441
	Series 1120, Class L
37	8.00%, 07/15/21	40,094
	Series 1630, Class PJ
52	6.00%, 05/15/23	51,993
	Series 2627, Class BG
915	3.25%, 06/15/17	890,017
	Series 2809, Class UC
425	4.00%, 06/15/19	383,125
	Series 2852, Class VI, IO
969	5.00%, 06/15/24	40,159
	Series 2882, Class YI, IO
415	5.00%, 03/15/24	11,859

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	143

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE1)

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Series 2915, Class K1, IO
$446	5.00%, 06/15/24	$14,677
	Series 2995, Class ST, IO
1,334	2.163%(c), 05/15/29	178,935
	Series 3279, Class SD, IO
4,278	1.843%(c), 02/15/37	368,678
	Series 3309, Class SC, IO
3,852	1.863%(c), 04/15/37	280,122
	Federal National Mortgage Assoc.,
	Series 56, Class 1
14	6.00%, 04/01/19	14,745
	Series 340, Class 2, IO
563	5.00%, 09/01/33	129,016
	Series 347, Class 2, IO
1,208	5.00%, 01/01/34	279,978
	Series 353, Class 2, IO
854	5.00%, 08/01/34	201,325
	Series 370, Class 1, PO
192	1.00%(n), 05/25/36	146,362
	Series 1988-19, Class J
14	8.50%, 07/25/18	15,171
	Series 1990-10, Class L
5	8.50%, 02/25/20	5,981
	Series 1990-108, Class G
15	7.00%, 09/25/20	15,192
	Series 1991-21, Class J
15	7.00%, 03/25/21	16,009
	Series 1992-113, Class Z
29	7.50%, 07/25/22	30,967
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	284,739
	Series 2001-51, Class QN
385	6.00%, 10/25/16	396,804
	Series 2003-33, Class PT
161	4.50%, 05/25/33	154,956
	Series 2007-22, Class SD, IO
2,394	3.142%(c), 03/25/37	192,726
	Series G-14, Class L
17	8.50%, 06/25/21	18,602
	Series G92-24, Class Z
18	6.50%, 04/25/22	18,588
	Series G92-59, Class D
94	6.00%, 10/25/22	96,621
	Series G94-4, Class PG
317	8.00%, 05/25/24	341,779

See Notes to Financial Statements.

144	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE1)

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
$47	8.985%, 04/25/17	$9,724
	Series B, Class P-O, PO
47	3.77%(n), 04/25/17	38,424
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
260	5.40%(n), 07/20/36	200,618
	Series 2006-38, Class XS, IO
1,353	2.78%(c), 09/16/35	141,438
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
130	6.321%(c), 04/25/35	98,258
	Series 2007-AR1, Class 2A1
373	5.998%(c), 03/25/47	245,192
	Series 2007-AR2, Class 1A1
359	5.779%(c), 05/25/47	246,657
	JPMorgan Mortgage Trust,
	Series 2007-S2, Class 2A3
867	5.50%, 06/25/37	725,811
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
386	4.37%(c), 07/25/34	361,592
	Series 2007-12, Class 3A22
293	6.00%, 08/25/37	239,990
	Series 2007-13, Class B1
96	6.277%(c), 10/25/37	44,473
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	587,774
	Series 2005-A9, Class A3
1,722	5.50%, 07/25/35	1,225,613
	Salomon Brothers Mortgage Securities VI, Inc.,
	Series 1986-1, Class A
6	6.00%, 12/25/11	6,104
	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3
644	4.769%(c), 04/25/45	534,949
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.31%(c), 05/25/35	1,230,180
	Series 2006-AR5, Class 2A1
1,020	5.539%(c), 04/25/36	767,507
	Series 2006-AR10, Class 5A2
770	5.594%(c), 07/25/36	701,883

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $20,275,676)	18,145,067

	TOTAL LONG-TERM INVESTMENTS (cost $99,187,801)	95,391,724

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	145

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2008

SHARES	DESCRIPTION	VALUE (NOTE1)

	SHORT-TERM INVESTMENTS—12.2%
	AFFILIATED MONEY MARKET MUTUAL FUND—0.2%
94,005	Dryden Core Investment Fund—Taxable Money Market Series (cost $94,005)(w)	$94,005

Principal Amount (000)#
	REPURCHASE AGREEMENT—12.0%
$6,200	Deutsche Bank Securities, Inc., 0.25%, dated 10/31/08, due 11/03/08 in the amount of $6,200,129 (cost $6,200,000; the value of collateral plus accrued interest was $6,227,794)(g)	6,200,000

	TOTAL SHORT-TERM INVESTMENTS (cost $6,294,005)	6,294,005

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—197.9% (cost $105,481,806; Note 5)	101,685,729

	SECURITIES SOLD SHORT—(55.7%)
	Federal National Mortgage Association
1,480	5.00%, TBA	(1,401,838)
3,000	5.50%, TBA	(2,990,625)
1,000	5.50%, TBA	(976,875)
1,465	6.00%, 11/01/22	(1,475,072)
21,500	6.50%, TBA	(21,788,917)

	TOTAL SECURITIES SOLD SHORT (proceeds received $28,866,028)	(28,633,327)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—142.2% (cost $76,615,778)	73,052,402
	Other liabilities in excess of other assets(x)—(42.2%)	(21,684,139)

	NET ASSETS—100%	$51,368,263

The following abbreviations are used in Portfolio descriptions:

IO—Interest Only.

PO—Principal Only Securities.

TBA—To Be Announced.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(g)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate swaps as follows:

See Notes to Financial Statements.

146	THE TARGET PORTFOLIO TRUST

Open futures contracts outstanding at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Appreciation
Long Positions:
13	90 Day Euro Dollar	Sep 09	$3,117,400	$3,165,013	$47,613

Short Positions:
16	10 Year U.S. Treasury Notes	Dec 08	1,848,425	1,809,250	39,175
28	20 Year U.S. Treasury Bonds	Dec 08	3,349,306	3,167,500	181,806

					220,981

					$268,594

Interest rate swap agreements outstanding at October 31, 2008:

Counter Party	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Goldman Sachs(1)	11/07/09	$2,725	4.37%	3 Month LIBOR	$71,030
Goldman Sachs(2)	10/31/18	2,600	4.31%	3 Month LIBOR	31,501

					$102,531

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Reverse Repurchase Agreements outstanding at October 31, 2008:

Broker	Interest Rate	Trade Date	Value at October 31, 2008	Maturity Date	Cost
First Boston Corp.	4.00%	10/10/2008	$22,000,000	11/13/2008	$22,000,000

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

U.S. Government Mortgage Backed Obligations	150.4%
Collateralized Mortgage Obligations	35.3
Repurchase Agreements	12.0
Affiliated Money Market Mutual Fund	0.2

197.9
Securities Sold Short	(55.7)
Other liabilities in excess of other assets	(42.2)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	147

U.S. Government Money Market Portfolio	Portfolio of Investments As of October 31, 2008

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	FEDERAL HOME LOAN BANK—44.3%
$2,000	1.25%(n), 11/18/08	$1,998,819
4,000	1.30%(n), 12/29/08	3,991,622
3,500	2.28%(n), 02/27/09	3,473,844
4,000	2.32%(n), 02/04/09	3,975,511
3,000	2.50%(n), 02/10/09	2,978,958
2,500	2.50%(n), 12/16/08	2,492,187
3,000	2.52%(n), 11/19/08	2,996,220
2,000	2.65%(n), 12/17/08	1,993,228
2,000	2.90%(n), 03/17/09	1,978,089
2,000	3.05%(n), 03/12/09	1,977,803
2,675	3.135%, 12/29/08	2,675,000

	TOTAL FEDERAL HOME LOAN BANK (cost $30,531,281)	30,531,281

	FEDERAL HOME LOAN MORTGAGE CORP.(n)—24.2%
4,000	2.19%, 01/20/09	3,980,534
3,000	2.20%, 01/23/09	2,984,784
2,000	2.41%, 11/10/08	1,998,893
3,000	2.47%, 11/17/08	2,996,706
3,500	2.57%, 12/16/08	3,488,756
1,200	2.61%, 11/10/08	1,199,137

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $16,648,810)	16,648,810

	FEDERAL NATIONAL MORTGAGE ASSOCIATION(n)—31.9%
760	2.56%, 11/05/08	759,786
3,500	1.85%, 02/23/09	3,479,496
3,500	1.98%, 02/04/09	3,481,713
4,000	2.39%, 02/17/09	3,971,320
4,000	2.69%, 12/22/08	3,984,758
2,850	2.80%, 01/22/09	2,831,824
3,500	2.85%, 03/04/09	3,465,919

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $21,974,816)	21,974,816

Shares

	AFFILIATED MONEY MARKET MUTUAL FUND—0.6%
407,973	Dryden Core Investment Fund—Taxable Money Market Series(w)	407,973

	TOTAL INVESTMENTS(h)—101.0% (amortized cost $69,562,880)	69,562,880
	Liabilities in excess of other assets—(1.0%)	(718,461)

	NET ASSETS—100%	$68,844,419

(h)	Federal income tax basis is the same as for financial reporting purposes.

See Notes to Financial Statements.

148	THE TARGET PORTFOLIO TRUST

(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2008 were as follows:

Federal Home Loan Bank	44.3%
Federal National Mortgage Assoc.	31.9
Federal Home Loan Mortgage Corp.	24.2
Affiliated Money Market Mutual Fund	0.6

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	149

Statements of Assets and Liabilities October 31, 2008

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$182,355,623	$211,720,911	$75,519,412	$363,569,784
Affiliated investments(B)	30,131,193	14,846,277	28,274,130	126,151,942
Repurchase agreements(C)	—	—	—	—
Cash	1,505,777	706,882	—	390,568
Deposit with broker	219,600	—	—	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	402,563	431,363	189,701	7,481,259
Dividends and interest receivable	205,361	529,047	39,176	507,793
Prepaid expenses and other assets	4,440	8,645	1,764	7,452
Receivable for investments sold	2,804,429	2,595,779	688,610	4,631,421
Receivable for foreign tax reclaim	—	—	—	—
Due from broker for variation margin	8,410	—	—	40,000
Payments made for swap agreements	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Total assets	217,637,396	230,838,904	104,712,793	502,780,219

LIABILITIES
Collateral for securities on loan	12,698,539	13,009,558	26,163,283	97,961,484
Reverse repurchase agreement	—	—	—	—
Payable for Trust shares reacquired	326,177	375,446	94,550	682,386
Payable for investments purchased	5,482,348	2,171,278	785,621	4,722,319
Accrued expenses and other liabilities	87,398	76,438	107,265	114,190
Management fee payable	101,519	111,667	39,992	198,504
Affiliated transfer agent fee payable	49,075	49,000	5,925	122,699
Deferred trustees’ fees	5,406	11,241	10,912	10,126
Distribution fee payable	20,126	19,598	7,875	9,483
Payable to custodian	—	—	81,241	—
Dividends payable	—	—	—	—
Payable to broker	91,085	19,360	573,980	2,197,776
Options written(E)	—	—	—	—
Payments received for swap agreements	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Securities sold short, at value(F)	—	—	—	—
Total liabilities	18,861,673	15,843,586	27,870,644	106,018,967

NET ASSETS	$198,775,723	$214,995,318	$76,842,149	$396,761,252

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities October 31, 2008 (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$19,551	$24,394	$10,624	$27,931
Paid-in capital, in excess of par	253,840,437	303,243,968	132,979,441	483,406,781
	253,859,988	303,268,362	132,990,065	483,434,712
Undistributed net investment income (loss)	1,789,138	5,703,717	81,789	4,925,952
Accumulated net realized gains (losses)	(36,270,893)	(37,187,649)	(29,983,770)	(6,902,837)
Net unrealized appreciation (depreciation)	(20,602,510)	(56,789,112)	(26,245,935)	(84,696,575)
Net assets, October 31, 2008	$198,775,723	$214,995,318	$76,842,149	$396,761,252
(A) Identified cost of unaffiliated investments	$202,940,615	$268,510,023	$101,765,347	$448,194,459
(B) Identified cost of affiliated investments	$30,131,193	$14,846,277	$28,274,130	$126,151,942
(C) Identified cost of repurchase agreements	—	—	—	—
(D) Identified cost of currency	—	—	—	—
(E) Premiums received from options written	—	—	—	—
(F) Proceeds received from short sales	—	—	—	—
(G) Including securities on loan of	$13,353,352	$12,498,540	$25,930,584	$97,081,874

NET ASSET VALUE:
Class R:
Net Assets	$48,348,059	$46,778,147	$18,607,493	$22,660,459
Shares Outstanding	4,782,084	5,324,824	2,593,879	1,606,692
Net asset value, offering price and redemption price per share	$10.11	$8.78	$7.17	$14.10
Class T:
Net Assets	$150,427,664	$168,217,171	$58,234,656	$374,100,793
Shares Outstanding	14,769,138	19,068,925	8,030,343	26,324,468
Net asset value, offering price and redemption price per share	$10.19	$8.82	$7.25	$14.21

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Statements of Assets and Liabilities October 31, 2008 (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$147,338,141	$51,270,995	$386,230,349
Affiliated investments(B)	7,194,334	285,195	—
Repurchase agreements(C)	—	700,000	—
Cash	—	80,554	8,255,622
Deposit with broker	—	190,600	2,027,600
Foreign currency, at value(D)	380,762	168,628	4,472,813
Receivable for Trust shares sold	488,228	33,419	3,727,538
Dividends and interest receivable	442,462	1,679,825	3,016,877
Prepaid expenses and other assets	3,957	542	4,221
Receivable for investments sold	182,732	24,674,832	194,787,561
Receivable for foreign tax reclaim	999,772	—	—
Due from broker for variation margin	—	—	405,969
Payments made for swap agreements	—	—	—
Unrealized appreciation on swaps	—	837,876	7,761,305
Unrealized appreciation on forward currency contracts	4,032,354	494,279	1,287,200
Total assets	161,062,742	80,416,745	611,977,055

LIABILITIES
Collateral for securities on loan	—	—	—
Reverse repurchase agreement	—	—	—
Payable for Trust shares reacquired	254,879	107,387	3,667,296
Payable for investments purchased	6,343	48,598,827	284,399,701
Accrued expenses and other liabilities	114,161	105,045	119,717
Management fee payable	98,370	12,884	96,901
Affiliated transfer agent fee payable	37,701	11,005	115,838
Deferred trustees’ fees	10,964	10,727	11,028
Distribution fee payable	15,358	—	22,665
Payable to custodian	80,354	—	—
Dividends payable	—	—	282,805
Due to broker for variation margin	—	6,675	—
Options written(E)	—	383,354	1,423,374
Payments received for swap agreements	—	15,295	2,870,393
Unrealized depreciation on swaps	—	857,616	6,133,128
Unrealized depreciation on forward currency contracts	992,285	851,826	1,799,533
Securities sold short, at value(F)	—	110,141	62,846,033
Total liabilities	1,610,415	51,070,782	363,788,412

NET ASSETS	$159,452,327	$29,345,963	$248,188,643

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities October 31, 2008 (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$17,679	$3,609	$25,037
Paid-in capital, in excess of par	220,969,796	27,528,153	265,874,198
	220,987,475	27,531,762	265,899,235
Undistributed net investment income (loss)	3,945,290	2,967,697	2,468,626
Accumulated net realized gains (losses)	(3,078,441)	(152,780)	10,483,876
Net unrealized appreciation (depreciation)	(62,401,997)	(1,000,716)	(30,663,094)
Net assets, October 31, 2008	$159,452,327	$29,345,963	$248,188,643
(A) Identified cost of unaffiliated investments	$212,748,074	$52,976,717	$421,416,697
(B) Identified cost of affiliated investments	$7,194,334	$285,195	—
(C) Identified cost of repurchase agreements	—	$700,000	—
(D) Identified cost of currency	$414,773	$171,639	$4,721,189
(E) Premiums received from options written	—	$346,377	$1,143,511
(F) Proceeds received from short sales	—	$110,987	$63,465,448
(G) Including securities on loan of	—	—	—

NET ASSET VALUE:
Class R:
Net Assets	$35,482,197	—	$53,218,452
Shares Outstanding	3,948,960	—	5,394,860
Net asset value, offering price and redemption price per share	$8.99	—	$9.86
Class T:
Net Assets	$123,970,130	$29,345,963	$194,970,191
Shares Outstanding	13,730,040	3,608,733	19,641,678
Net asset value, offering price and redemption price per share	$9.03	$8.13	$9.93

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Statements of Assets and Liabilities October 31, 2008 (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$225,375,886	$95,391,724	$69,154,907
Affiliated investments(B)	3,409,332	94,005	407,973
Repurchase agreements(C)	6,400,000	6,200,000	—
Cash	—	—	—
Deposit with broker	1,166,000	—	—
Foreign currency, at value(D)	125,520	—	—
Receivable for Trust shares sold	217,494	67,393	1,782,448
Dividends and interest receivable	1,401,915	330,577	7,937
Prepaid expenses and other assets	3,526	994	9,901
Receivable for investments sold	91,167,800	28,866,028	—
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	—	36,863	—
Payments made for swap agreements	670,564	—	—
Unrealized appreciation on swaps	3,740,762	102,531	—
Unrealized appreciation on forward currency contracts	712,407	—	—
Total assets	334,391,206	131,090,115	71,363,166

LIABILITIES
Collateral for securities on loan	—	—	—
Reverse repurchase agreement	—	22,000,000	—
Payable for Trust shares reacquired	759,657	210,188	1,975,838
Payable for investments purchased	84,391,250	28,547,493	—
Accrued expenses and other liabilities	120,781	151,266	54,742
Management fee payable	80,424	20,424	21,262
Affiliated transfer agent fee payable	35,532	73,348	30,327
Deferred trustees’ fees	11,304	10,587	10,807
Payable to custodian	94,819	14,332	393,797
Dividends payable	287,479	60,887	31,974
Due to broker for variation margin	401,210	—	—
Options written(E)	160,743	—	—
Payments received for swap agreements	—	—	—
Unrealized depreciation on swaps	2,045,656	—	—
Unrealized depreciation on forward currency contracts	622,295	—	—
Securities sold short, at value(F)	40,832,125	28,633,327	—
Total liabilities	129,843,275	79,721,852	2,518,747

NET ASSETS	$204,547,931	$51,368,263	$68,844,419

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities October 31, 2008 (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$19,911	$5,544	$68,830
Paid-in capital, in excess of par	206,184,647	59,040,797	68,761,206
	206,204,558	59,046,341	68,830,036
Undistributed net investment income (loss)	565,449	168,578	14,383
Accumulated net realized gains (losses)	6,460,724	(4,654,405)	—
Net unrealized appreciation (depreciation)	(8,682,800)	(3,192,251)	—
Net assets, October 31, 2008	$204,547,931	$51,368,263	$68,844,419
(A) Identified cost of unaffiliated investments	$240,538,029	$99,187,801	$69,154,907
(B) Identified cost of affiliated investments	$3,409,332	$94,005	$407,973
(C) Identified cost of repurchase agreements	$6,400,000	$6,200,000	—
(D) Identified cost of currency	$132,164	—	—
(E) Premiums received from options written	$181,120	—	—
(F) Proceeds received from short sales	$41,094,059	$28,866,028	—
(G) Including securities on loan of	—	—	—

NET ASSET VALUE:
Class R:
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net asset value, offering price and redemption price per share	—	—	—
Class T:
Net Assets	$204,547,931	$51,368,263	$68,844,419
Shares Outstanding	19,910,853	5,544,339	68,830,243
Net asset value, offering price and redemption price per share	$10.27	$9.26	$1.00

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Statements of Operations

Year Ended October 31, 2008

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$3,988,703	$9,698,510	$370,628	$7,577,521
Affiliated dividend income	391,057	143,638	247,278	604,675
Less: Foreign withholding taxes	(19,817)	(573)	—	(13,586)
Affiliated income from securities lending, net	283,170	296,560	504,057	1,339,680
Unaffiliated interest	16	—	546	3,670
Total income	4,643,129	10,138,135	1,122,509	9,511,960
Expenses
Management fee	1,703,689	1,954,175	699,199	2,621,939
Interest expense (Note 7)	—	—	—	—
Distribution fee—Class R	231,603	231,412	93,809	113,128
Transfer agent’s fees and expenses(a)	160,000	160,000	50,000	565,000
Custodian’s fees and expenses	113,000	105,000	79,000	164,000
Reports to shareholders	29,000	20,000	23,000	33,000
Registration fees	20,000	17,000	25,000	26,000
Legal fees	17,000	12,000	15,000	18,000
Trustees’ fees	16,000	19,000	13,000	17,000
Audit fees	23,000	23,000	23,000	31,000
Miscellaneous	13,124	12,490	8,096	14,927
Total expenses	2,326,416	2,554,077	1,029,104	3,603,994
Net investment income (loss)	2,316,713	7,584,058	93,405	5,907,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(34,875,915)	(35,177,662)	(18,990,580)	(5,964,837)
Future transactions	(629,682)	—	—	(370,255)
Foreign currency transactions	(1,627)	—	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	(35,507,224)	(35,177,662)	(18,990,580)	(6,335,092)
Net change in unrealized appreciation (depreciation) on:
Investments	(94,770,969)	(127,243,378)	(52,301,656)	(152,964,291)
Futures	(22,884)	—	—	(96,475)
Foreign currencies	(91)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	(94,793,944)	(127,243,378)	(52,301,656)	(153,060,766)
Net gain (loss)	(130,301,168)	(162,421,040)	(71,292,236)	(159,395,858)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(127,984,455)	$(154,836,982)	$(71,198,831)	$(153,487,892)
a) Including affiliated expense of	$160,000	$159,000	$50,000	$494,000

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Statements of Operations

Year Ended October 31, 2008 (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$9,238,435	$—	$—
Affiliated dividend income	101,216	18,221	113,884
Less: Foreign withholding taxes	(817,734)	—	—
Unaffiliated interest	—	1,530,190	13,856,020
Total income	8,521,917	1,548,411	13,969,904
Expenses
Management fee	1,788,223	179,649	1,122,569
Interest expense (Note 7)	1,158	—	—
Distribution fee—Class R	183,952	—	212,371
Transfer agent’s fees and expenses(a)	97,000	36,000	361,000
Custodian’s fees and expenses	124,000	95,000	188,000
Reports to shareholders	21,000	19,000	33,000
Registration fees	22,000	4,000	49,000
Legal fees	10,000	13,000	21,000
Trustees’ fees	11,000	13,000	15,000
Audit fees	30,000	51,000	36,000
Miscellaneous	13,450	2,634	6,893
Total expenses	2,301,783	413,283	2,044,833
Net investment income (loss)	6,220,134	1,135,128	11,925,071

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,993,332)	360,899	6,343,834
Future transactions	—	284,566	(2,697,023)
Foreign currency transactions	(1,430,518)	1,974,736	1,467,600
Options written transactions	—	55,080	1,404,480
Swap agreement transactions	—	428,900	9,760,230
Short sale transactions	—	(272,820)	(2,978,688)
Total net realized gain (loss)	(4,423,850)	2,831,361	13,300,433
Net change in unrealized appreciation (depreciation) on:
Investments	(155,498,404)	(5,788,320)	(36,616,628)
Futures	—	62,072	3,847,084
Foreign currencies	2,988,414	1,245,732	(807,719)
Options written	—	50,173	(120,343)
Swaps	—	(133,567)	(40,205)
Short sales	—	31,458	636,411
Net change in unrealized appreciation (depreciation)	(152,509,990)	(4,532,452)	(33,101,400)
Net gain (loss)	(156,933,840)	(1,701,091)	(19,800,967)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(150,713,706)	$(565,963)	$(7,875,896)
a) Including affiliated expense of	$97,000	$33,200	$325,500

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Statements of Operations

Year Ended October 31, 2008 (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$—	$—	$—
Affiliated dividend income	140,104	3,368	3,350
Less: Foreign withholding taxes	—	—	—
Unaffiliated interest	10,808,734	5,378,452	2,638,516
Total income	10,948,838	5,381,820	2,641,866
Expenses
Management fee	1,023,640	292,494	228,513
Interest expense (Note 7)	—	804,221	—
Distribution fee—Class R	—	—	—
Transfer agent’s fees and expenses(a)	127,000	30,000	64,000
Custodian’s fees and expenses	101,000	61,000	58,000
Reports to shareholders	25,000	15,000	15,000
Registration fees	14,000	5,000	17,000
Legal fees	10,000	9,000	13,000
Trustees’ fees	15,000	10,000	11,000
Audit fees	38,000	28,000	19,000
Miscellaneous	8,543	4,178	6,444
Total expenses	1,362,183	1,258,893	431,957
Net investment income (loss)	9,586,655	4,122,927	2,209,909

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,469,405	1,589,380	12,197
Future transactions	9,326,926	(1,132,854)	—
Foreign currency transactions	1,159,137	—	—
Options written transactions	105,791	—	—
Swap agreement transactions	2,739,741	(363,901)	—
Short sale transactions	(4,675,704)	(737,954)	—
Total net realized gain (loss)	15,125,296	(645,329)	12,197
Net change in unrealized appreciation (depreciation) on:
Investments	(16,341,383)	(4,217,803)	—
Futures	2,164,781	304,127	—
Foreign currencies	(37,106)	—	—
Options written	46,151	—	—
Swaps	840,915	204,525	—
Short sales	640,400	363,292	—
Net change in unrealized appreciation (depreciation)	(12,686,242)	(3,345,859)	—
Net gain (loss)	2,439,054	(3,991,188)	12,197

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,025,709	$131,739	$2,222,106
a) Including affiliated expense of	$127,000	$30,000	$64,000

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,316,713	$708,430	$1,538,515
Net realized gain (loss) on investment and foreign currency transactions	(35,507,224)	18,353,623	8,314,549
Net change in unrealized appreciation (depreciation) of investments	(94,793,944)	27,512,369	14,990,354
Net increase (decrease) in net assets resulting from operations	(127,984,455)	46,574,422	24,843,418
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(50,148)	—	(3,514)
Class T	(1,151,430)	(17,019)	(1,653,855)
Total dividends from net investment income	(1,201,578)	(17,019)	(1,657,369)
Distributions from net realized gains
Class R	(1,996,522)	(100,340)	(20,757)
Class T	(16,748,866)	(2,604,422)	(8,582,005)
Total distributions from net realized gains	(18,745,388)	(2,704,762)	(8,602,762)
Trust share transactions (Note 6)
Net proceeds from shares sold	68,111,502	43,248,143	25,008,986
Net asset value of shares issued in reinvestment of dividends and distributions	19,916,546	2,719,343	10,240,926
Cost of shares reacquired	(87,020,927)	(47,902,204)	(53,885,753)
Net increase (decrease) in net assets from Trust share transactions	1,007,121	(1,934,718)	(18,635,841)
Total increase (decrease)	(146,924,300)	41,917,923	(4,052,554)

NET ASSETS
Beginning of period	345,700,023	303,782,100	307,834,654
End of period(a)	$198,775,723	$345,700,023	$303,782,100
(a) Includes undistributed net investment income of	$1,789,138	$694,729	$4,354

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Statement of Changes in Net Assets (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$7,584,058	$5,388,643	$6,634,241
Net realized gain (loss) on investment and foreign currency transactions	(35,177,662)	28,455,806	23,505,886
Net change in unrealized appreciation (depreciation) of investments	(127,243,378)	(11,551,247)	36,230,197
Net increase (decrease) in net assets resulting from operations	(154,836,982)	22,293,202	66,370,324
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(478,872)	(158)	(16,801)
Class T	(6,667,475)	(11,662)	(6,842,579)
Total dividends from net investment income	(7,146,347)	(11,820)	(6,859,380)
Distributions from net realized gains
Class R	(2,552,515)	(131,354)	(55,232)
Class T	(26,245,278)	(4,454,447)	(45,586,619)
Total distributions from net realized gains	(28,797,793)	(4,585,801)	(45,641,851)
Trust share transactions (Note 6)
Net proceeds from shares sold	76,462,326	51,636,755	33,860,437
Net asset value of shares issued in reinvestment of dividends and distributions	34,220,003	4,449,727	51,052,050
Cost of shares reacquired	(108,763,708)	(65,229,218)	(65,730,095)
Net increase (decrease) in net assets from Trust share transactions	1,918,621	(9,142,736)	19,182,392
Total increase (decrease)	(188,862,501)	8,552,845	33,051,485

NET ASSETS
Beginning of period	403,857,819	395,304,974	362,253,489
End of period(a)	$214,995,318	$403,857,819	$395,304,974
(a) Includes undistributed net investment income of	$5,703,717	$5,375,999	—

See Notes to Financial Statements.

160	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$93,405	$(103,564)	$(546,575)
Net realized gain (loss) on investment and foreign currency transactions	(18,990,580)	14,306,538	9,674,494
Net change in unrealized appreciation (depreciation) of investments	(52,301,656)	4,249,382	1,412,805
Net increase (decrease) in net assets resulting from operations	(71,198,831)	18,452,356	10,540,724
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	—
Class T	—	—	—
Total dividends from net investment income	—	—	—
Distributions from net realized gains
Class R	—	—	—
Class T	—	—	—
Total distributions from net realized gains	—	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	31,455,208	19,225,054	9,893,507
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	—
Cost of shares reacquired	(33,985,933)	(24,425,908)	(26,479,801)
Net decrease in net assets from Trust share transactions	(2,530,725)	(5,200,854)	(16,586,294)
Total increase (decrease)	(73,729,556)	13,251,502	(6,045,570)

NET ASSETS
Beginning of period	150,571,705	137,320,203	143,365,773
End of period(a)	$76,842,149	$150,571,705	$137,320,203
(a) Includes undistributed net investment income of	$81,789	—	—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	161

Statement of Changes in Net Assets (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,907,966	$4,679,758	$3,391,202
Net realized gain (loss) on investment and foreign currency transactions	(6,335,092)	23,143,964	20,421,271
Net change in unrealized appreciation (depreciation) of investments	(153,060,766)	4,061,065	22,620,529
Net increase (decrease) in net assets resulting from operations	(153,487,892)	31,884,787	46,433,002
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(184,467)	(1,204)	(2,938)
Class T	(5,212,824)	(86,616)	(3,240,682)
Total dividends from net investment income	(5,397,291)	(87,820)	(3,243,620)
Distributions from net realized gains
Class R	(975,462)	(28,734)	(21,073)
Class T	(22,449,550)	(2,066,213)	(23,263,451)
Total distributions from net realized gains	(23,425,012)	(2,094,947)	(23,284,524)
Trust share transactions (Note 6)
Net proceeds from shares sold	254,520,649	141,295,801	70,560,051
Net asset value of shares issued in reinvestment of dividends and distributions	28,185,614	2,136,118	26,049,122
Cost of shares reacquired	(130,437,091)	(68,119,851)	(53,840,672)
Net increase in net assets from Trust share transactions	152,269,172	75,312,068	42,768,501
Total increase (decrease)	(30,041,023)	105,014,088	62,673,359

NET ASSETS
Beginning of period	426,802,275	321,788,187	259,114,828
End of period(a)	$396,761,252	$426,802,275	$321,788,187
(a) Includes undistributed net investment income of	$4,925,952	$4,666,593	$74,655

See Notes to Financial Statements.

162	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$6,220,134	$6,252,994	$4,297,701
Net realized gain (loss) on investment and foreign currency transactions	(4,423,850)	34,424,705	24,653,943
Net change in unrealized appreciation (depreciation) of investments	(152,509,990)	25,957,209	34,431,991
Net increase (decrease) in net assets resulting from operations	(150,713,706)	66,634,908	63,383,635
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(483,414)	—	(10,046)
Class T	(5,909,515)	—	(4,341,675)
Total dividends from net investment income	(6,392,929)	—	(4,351,721)
Distributions from net realized gains
Class R	(3,376,642)	(95,559)	(59,614)
Class T	(31,835,131)	(2,748,871)	(21,810,241)
Total distributions from net realized gains	(35,211,773)	(2,844,430)	(21,869,855)
Trust share transactions (Note 6)
Net proceeds from shares sold	61,750,269	35,839,930	18,172,375
Net asset value of shares issued in reinvestment of dividends and distributions	41,528,330	2,840,246	26,171,927
Cost of shares reacquired	(75,402,081)	(48,618,589)	(44,614,358)
Net increase (decrease) in net assets from Trust share transactions	27,876,518	(9,938,413)	(270,056)
Total increase (decrease)	(164,441,890)	53,852,065	36,892,003

NET ASSETS
Beginning of period	323,894,217	270,042,152	233,150,149
End of period(a)	$159,452,327	$323,894,217	$270,042,152
(a) Includes undistributed net investment income of	$3,945,290	$5,525,097	$91,087

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	163

Statement of Changes in Net Assets (continued)

	INTERNATIONAL BOND PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,135,128	$787,268	$955,814
Net realized gain (loss) on investment and foreign currency transactions	2,831,361	(1,394,369)	(1,991,293)
Net change in unrealized appreciation (depreciation) of investments	(4,532,452)	1,116,661	1,878,242
Net increase (decrease) in net assets resulting from operations	(565,963)	509,560	842,763
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	—
Class T	—	—	(1,301,423)
Total dividends from net investment income	—	—	(1,301,423)
Distributions from net realized gains
Class R	—	—	—
Class T	—	—	(54,720)
Total distributions from net realized gains	—	—	(54,720)
Trust share transactions (Note 6)
Net proceeds from shares sold	2,097,222	5,021,348	6,238,031
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	1,352,078
Cost of shares reacquired	(11,195,986)	(7,464,640)	(9,043,897)
Net decrease in net assets from Trust share transactions	(9,098,764)	(2,443,292)	(1,453,788)
Total decrease	(9,664,727)	(1,933,732)	(1,967,168)

NET ASSETS
Beginning of period	39,010,690	40,944,422	42,911,590
End of period(a)	$29,345,963	$39,010,690	$40,944,422
(a) Includes undistributed net income of	$2,967,697	—	—

See Notes to Financial Statements.

164	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	TOTAL RETURN BOND PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$11,925,071	$6,915,120	$6,855,661
Net realized gain (loss) on investment and foreign currency transactions	13,300,433	1,793,335	(1,419,510)
Net change in unrealized appreciation (depreciation) of investments	(33,101,400)	2,457,208	1,279,692
Net increase (decrease) in net assets resulting from operations	(7,875,896)	11,165,663	6,715,843
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,846,601)	(335,215)	(4,293)
Class T	(9,917,028)	(6,447,129)	(6,978,878)
Total dividends from net investment income	(11,763,629)	(6,782,344)	(6,983,171)
Distributions from net realized gains
Class R	—	—	—
Class T	—	—	—
Total distributions from net realized gains	—	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	120,139,933	58,081,933	34,223,538
Net asset value of shares issued in reinvestment of dividends and distributions	11,740,429	6,377,803	6,956,225
Cost of shares reacquired	(70,984,957)	(30,567,391)	(33,930,307)
Net increase in net assets from Trust share transactions	60,895,405	33,892,345	7,249,456
Total increase	41,255,880	38,275,664	6,982,128

NET ASSETS
Beginning of period	206,932,763	168,657,099	161,674,971
End of period(a)	$248,188,643	$206,932,763	$168,657,099
(a) Includes undistributed net income of	$2,468,626	—	—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	165

Statement of Changes in Net Assets (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$9,586,655	$9,252,160	$10,529,630
Net realized gain (loss) on investment and foreign currency transactions	15,125,296	(2,196,606)	(1,401,616)
Net change in unrealized appreciation (depreciation) of investments	(12,686,242)	4,916,950	611,499
Net increase in net assets resulting from operations	12,025,709	11,972,504	9,739,513
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	—
Class T	(10,823,628)	(9,048,043)	(11,077,415)
Total dividends from net investment income	(10,823,628)	(9,048,043)	(11,077,415)
Distributions from net realized gains
Class R	—	—	—
Class T	—	—	—
Total distributions from net realized gains	—	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	22,926,973	26,040,464	92,017,701
Net asset value of shares issued in reinvestment of dividends and distributions	10,817,173	8,698,808	11,032,073
Cost of shares reacquired	(63,821,113)	(49,463,890)	(118,666,524)
Net decrease in net assets from Trust share transactions	(30,076,967)	(14,724,618)	(15,616,750)
Total decrease	(28,874,886)	(11,800,157)	(16,954,652)

NET ASSETS
Beginning of period	233,422,817	245,222,974	262,177,626
End of period(a)	$204,547,931	$233,422,817	$245,222,974
(a) Includes undistributed net investment income of	$565,449	$315,759	—

See Notes to Financial Statements.

166	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$4,122,927	$3,086,189	$3,457,380
Net realized gain (loss) on investment and foreign currency transactions	(645,329)	(647,569)	(1,301,653)
Net change in unrealized appreciation (depreciation) of investments	(3,345,859)	440,895	711,699
Net increase in net assets resulting from operations	131,739	2,879,515	2,867,426
Dividends and Distributions (Note 1)
Dividends from net investment income	(4,312,137)	(2,967,417)	(3,765,517)
Tax return of capital	—	(225,427)	—
Total dividends and distributions	(4,312,137)	(3,192,844)	(3,765,517)
Trust share transactions (Note 6)
Net proceeds from shares sold	2,057,259	7,731,632	6,808,481
Net asset value of shares issued in reinvestment of dividends and distributions	4,354,324	3,073,764	3,754,874
Cost of shares reacquired	(24,443,690)	(12,382,142)	(16,389,625)
Net decrease in net assets from Trust share transactions	(18,032,107)	(1,576,746)	(5,826,270)
Total decrease	(22,212,505)	(1,890,075)	(6,724,361)

NET ASSETS
Beginning of period	73,580,768	75,470,843	82,195,204
End of period(a)	$51,368,263	$73,580,768	$75,470,843
(a) Includes undistributed net investment income of	$168,578	$167,509	—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	167

Statement of Changes in Net Assets (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,209,909	$2,522,242	$2,038,607
Net realized gain (loss) on investment and foreign currency transactions	12,197	2,497	(2,491)
Net increase in net assets resulting from operations	2,222,106	2,524,739	2,036,116
Dividends and Distributions (Note 1)
Dividends from net investment income	(2,209,909)	(2,522,242)	(2,026,702)
Trust share transactions(b)
Net proceeds from shares sold	151,264,824	72,192,472	21,507,914
Net asset value of shares issued in reinvestment of dividends and distributions	2,249,665	2,433,906	2,015,845
Cost of shares reacquired	(151,749,323)	(54,836,645)	(33,465,781)
Net increase (decrease) in net assets from Trust share transactions	1,765,166	19,789,733	(9,942,022)
Total increase (decrease)	1,777,363	19,792,230	(9,932,608)

NET ASSETS
Beginning of period	67,067,056	47,274,826	57,207,434
End of period(a)	$68,844,419	$67,067,056	$47,274,826
(a) Includes undistributed net investment income of	$14,383	$2,586	$2,586
(b) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio

See Notes to Financial Statements.

168	THE TARGET PORTFOLIO TRUST

Statement of Cash Flows

MORTGAGE BACKED SECURITIES PORTFOLIO
Year Ended October 31, 2008

INCREASE (DECREASE) IN CASH
Cash flows provided from operating activities:
Interest and dividends received	$5,412,421
Operating expenses paid	(540,212)
Interest expenses paid	(804,221)
Purchases of long-term portfolio investments	(365,784,645)
Proceeds from disposition of short-term portfolio investments	(1,753,561)
Proceeds from disposition of long-term portfolio investments	394,622,691
Net proceeds from cover of short sales	(3,700,849)
Decrease in other assets	(1,165,765)
Net cash provided from operating activities	26,285,859
Cash flows from financing activities:
Net proceeds from reverse repurchase agreement transactions	(3,986,000)
Cash dividends paid	(10,716)
Proceeds from shares sold	2,018,590
Payment of shares redeemed	(24,307,733)
Net cash provided by financing activities	(26,285,859)
Net change in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Reconciliation of Net Increase in Net Assets to Net Cash Provided From Operating Activities
Net increase in net assets resulting from operations	$131,739
Change in investments	3,576,818
Net realized loss on investments	645,329
Net decrease in unrealized appreciation on investments	3,345,859
Change in receivable for investments sold	26,234,348
Change in interest receivable	53,977
Change in other assets	278,120
Change in payable for investments purchased	(7,894,791)
Change in accrued expenses and other liabilities	(85,540)
Total adjustments	26,154,120
Net cash provided from operating activities	$26,285,859

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	169

Notes to Financial Statements

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Trust’s fiscal year has changed from an annual reporting period that ends on December 31 to one that ends October 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•

U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

170	THE TARGET PORTFOLIO TRUST

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and ask prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of October 31, 2008, Large Capitalization Growth Portfolio and International Equity Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Certain Portfolios held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

THE TARGET PORTFOLIO TRUST	171

Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and

172	THE TARGET PORTFOLIO TRUST

settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to options. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

THE TARGET PORTFOLIO TRUST	173

Short Sales: Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage-Backed Securities Portfolio may enter into short sales.

Swap Agreements: Certain Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. The Portfolios may enter into swap agreements as the protection buyer or the protection seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Portfolios’ Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Portfolios’ Securities

174	THE TARGET PORTFOLIO TRUST

Lending Agent utilized collateral held on behalf of the Portfolios for securities out on loan to compensate the Portfolios for the failure of Lehman to return the securities.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income daily and pays such dividends monthly. All Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of

THE TARGET PORTFOLIO TRUST	175

the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the advisers of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadvisor’s share of Portfolio assets may occur to account for market fluctuations.

Portfolio	Adviser
Large Capitalization Growth	Goldman Sachs Asset Management LLP and Marsico Capital Management, LLC
Large Capitalization Value	J.P. Morgan Investment Management, Inc., Hotchkis & Wiley Capital Management, LLC and NFJ Investment Group L.P.
Small Capitalization Growth	Ashfield Capital Partners, LLC and Eagle Asset Management, Inc.
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

Effective December 15, 2008, the following sub-advisory changes were made:

Portfolio	Adviser
Large Capitalization Growth	Massachusetts Financial Services Company replaced Goldman Sachs Asset Management LLP
Large Capitalization Value	Eaton Vance Management replaced NFJ Investment Group L.P.

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

176	THE TARGET PORTFOLIO TRUST

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class T and Class R shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to .75 of 1% of the average daily net assets of the Class R shares. For the year ended October 31, 2008, PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares through February 28, 2010.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

For the year ended October 31, 2008, the amount of brokerage commissions earned by Wachovia Securities, LLC (Wachovia), an affiliate of Prudential, from portfolio transactions executed on behalf of the Portfolios were as follows:

Portfolio	Wachovia
Small Capitalization Growth	$199
Small Capitalization Value	725

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the year ended October 31, 2008, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$110,694
Large Capitalization Value	127,158
Small Capitalization Growth	215,987
Small Capitalization Value	518,467

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the year ended October 31, 2008, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$276,650,139	$305,315,201
Large Capitalization Value	249,657,160	271,086,263
Small Capitalization Growth	248,367,253	248,480,922
Small Capitalization Value	337,704,225	228,241,153
International Equity	75,276,286	90,716,155
International Bond	284,291,279	286,056,995
Total Return Bond	1,619,535,817	1,412,032,634
Intermediate-Term Bond	948,649,043	880,568,327
Mortgage Backed Securities	357,889,854	356,290,119

THE TARGET PORTFOLIO TRUST	177

Transactions in options written during the year ended October 31, 2008, were as follows:

Intermediate-Term Bond	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2007	8,500	$77,970
Options written	694,500	656,975
Options expired	(400)	(2,237)
Options closed	(696,100)	(551,588)

Options outstanding at October 31, 2008	6,500	$181,120

International Bond	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2007	18,900	$261,954
Options written	24,650	379,100
Options expired	(10,880)	(51,928)
Options closed	(19,770)	(242,749)

Options outstanding at October 31, 2008	12,900	$346,377

Total Return Bond	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2007	65,200	$1,073,658
Options written	109,430	2,005,620
Options expired	(11,500)	(153,396)
Options closed	(80,230)	(1,782,371)

Options outstanding at October 31, 2008	82,900	$1,143,511

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income or loss and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income or loss and accumulated net realized gain or loss on investments.

For the fiscal period ended October 31, 2008 the adjustments were as follows:

	Undistributed Net Investment Income or Loss	Accumulated Net Gain or Loss	Paid-In Capital In Excess of Par
Large Capitalization Growth(a),(g),(h)	$(20,726)	$20,726	$—
Large Capitalization Value(g),(h)	(109,993)	109,993	—
Small Capitalization Value(g),(h)	(251,316)	251,316	—
International Equity(a),(h)	(1,407,012)	1,407,012	—
International Bond(a),(c),(f)	2,356,524	(2,356,524)	—
Total Return Bond(a),(c),(d),(f)	3,099,912	(3,099,912)	—
Intermediate-Term Bond(a),(c),(d),(f)	1,486,663	(1,486,663)	—
Mortgage Backed Securities(c),(e),(f)	190,279	194,092	(384,371)
U.S. Government Money Market(h)	11,797	(11,797)	—

(a)	Reclassification of net foreign currency gain (loss).

178	THE TARGET PORTFOLIO TRUST

(b)	Reclassification of net operating loss.
(c)	Reclassification of swap income.
(d)	Reclassification of income from defaulted securities.
(e)	Reclassification of CLCF expiration
(f)	Reclassification of paydowns.
(g)	Reclassification of REIT adjustments
(h)	Redesignation of distributions

Net investment income or loss, net realized gains or losses and net assets were not affected by these adjustments.

For the fiscal period ended October 31, 2008, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
Large Capitalization Growth	$2,843,653	$17,103,313	$19,946,966
Large Capitalization Value	14,687,549	21,256,591	35,944,140
Small Capitalization Value	13,091,103	15,731,200	28,822,303
International Equity	18,093,678	23,511,024	41,604,702
Total Return Bond	11,763,629	—	11,763,629
Intermediate-Term Bond	10,823,628	—	10,823,628
Mortgage Backed Securities	4,312,137	—	4,312,137
U.S. Government Money Market	2,209,909	—	2,209,909

For the fiscal period ended October 31, 2007, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Large Capitalization Growth	$17,019	$2,704,762	—	$2,721,781
Large Capitalization Value	1,201,237	3,396,384	—	4,597,621
Small Capitalization Value	704,299	1,478,468	—	2,182,767
International Equity	12,922	2,831,508	—	2,844,430
Total Return Bond	6,782,344	—	—	6,782,344
Intermediate-Term Bond	9,048,043	—	—	9,048,043
Mortgage Backed Securities	2,967,417	—	$225,427	3,192,844
U.S. Government Money Market	2,522,242	—	—	2,522,242

For the year ended December 31, 2006, the tax character of dividends and distributions paid as reflected in the Statement of Changes in Net Assets were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
Large Capitalization Growth	$3,659,700	$6,600,431	$10,260,131
Large Capitalization Value	16,962,108	35,539,123	52,501,231
Small Capitalization Value	7,979,767	18,548,377	26,528,144
International Equity	13,141,483	13,080,093	26,221,576
International Bond	1,301,561	54,582	1,356,143
Total Return Bond	6,983,171	—	6,983,171
Intermediate-Term Bond	11,077,415	—	11,077,415
Mortgage Backed Securities	3,765,517	—	3,765,517
U.S. Government Money Market	2,026,702	—	2,026,702

THE TARGET PORTFOLIO TRUST	179

For federal income tax purposes, dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income. Long-term capital gain distributions are taxable as such.

As of October 31, 2008, the Portfolios had the following amounts of accumulated undistributed earnings on a tax basis:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Large Capitalization Growth	$1,794,545	$—
Large Capitalization Value	5,714,958	—
Small Capitalization Growth	92,701	—
Small Capitalization Value	4,936,078	2,269,207
International Equity	6,996,323	—
International Bond	2,983,144	—
Total Return Bond	18,929,334	201,919
Intermediate-Term Bond	5,267,707	7,318,413
Mortgage Backed Securities	240,052	—
U.S. Government Money Market	57,164	—

This differs from the amounts shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

For federal income tax purposes, certain Portfolios had capital loss carryforwards as of October 31, 2008 of:

	Expiring October 31
	2009	2010	2011	2012	2013	2014	2015	2016	Total
Large Capitalization Growth	—	—	—	—	—	—	—	$31,755,259	$31,755,259
Large Capitalization Value	—	—	—	—	—	—	—	18,709,126	18,709,126
Small Capitalization Growth	—	$3,809,117	$6,730,329	—	—	—	—	18,081,505	28,620,951
International Equity	—	—	—	—	—	—	—	2,993,331	2,993,331
International Bond	—	—	—	—	—	—	$132,314	—	132,314
Mortgage Backed Securities	—	—	969,438	$255,003	$65,043	$1,665,133	899,733	531,379	4,385,729

Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards.

Prior year capital loss carryforwards were used to offset net taxable capital gains realized in the fiscal period ended October 31, 2008 as follows:

International Bond	$606,202
Total Return Bond	292,883
Intermediate Term Bond	4,477,128
U.S. Government Money Market	400

180	THE TARGET PORTFOLIO TRUST

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation (depreciation) as of October 31, 2008 was as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Apprec/ (Deprec)	Other Unrealized Apprec/ (Deprec)	Total Net Unrealized Apprec/ (Deprec)
Large Capitalization Growth	$237,604,960	$10,719,747	$(35,837,891)	$(25,118,144)	$(5,407)	$(25,123,551)
Large Capitalization Value	301,834,823	12,281,150	(87,548,785)	(75,267,635)	(11,241)	(75,278,876)
Small Capitalization Growth	131,402,296	1,442,126	(29,050,880)	(27,608,754)	(10,912)	(27,619,666)
Small Capitalization Value	583,590,345	24,266,004	(118,134,623)	(93,868,619)	(10,126)	(93,878,745)
International Equity	220,027,518	8,800,242	(74,295,285)	(65,495,043)	(43,097)	(65,538,140)
International Bond	54,070,142	1,535,303	(3,349,255)	(1,813,952)	777,323	(1,036,629)
Total Return Bond	422,876,774	946,097	(37,592,522)	(36,646,425)	87,385	(36,559,040)
Intermediate-Term Bond	251,351,143	374,394	(16,540,319)	(16,165,925)	2,305,337	(13,860,588)
Mortgage Backed Securities	105,481,888	840,918	(4,637,077)	(3,796,159)	324,645	(3,471,514)

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales, tax adjustments due to investments in real estate investment trusts and other book to tax differences. The other cost basis adjustments are primarily attributable to appreciation (depreciation) on written options, futures, swaps, short sales, forward currency contracts and mark to market of receivables and payables.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provisions for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R*		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Year Ended October 31, 2008:
Sold	4,174,936	$57,482,189	834,274	$10,629,313
Reinvested	130,694	2,046,671	1,137,484	17,869,875
Redeemed	(1,355,025)	(17,724,892)	(5,081,907)	(69,296,035)

Net Increase (Decrease)	2,950,605	$41,803,968	(3,110,149)	$(40,796,847)

Ten Months Ended October 31, 2007
Sold	1,936,247	$31,128,370	760,946	$12,119,773
Reinvested	6,279	100,339	163,483	2,619,004
Redeemed	(255,760)	(4,158,285)	(2,722,116)	(43,743,919)

Net Increase (Decrease)	1,686,766	$27,070,424	(1,797,687)	$(29,005,142)

THE TARGET PORTFOLIO TRUST	181

	Class R*		Class T
	Shares	Amount	Shares	Amount
Period Ended December 31, 2006:
Sold	148,623	$2,275,424	1,536,968	$22,733,562
Reinvested	1,582	24,269	679,204	10,216,657
Redeemed	(5,492)	(82,668)	(3,621,818)	(53,803,085)

Net Increase (Decrease)	144,713	$2,217,025	(1,405,646)	$(20,852,866)

Large Capitalization Value
Year Ended October 31, 2008:
Sold	4,691,921	$58,193,466	1,488,277	$18,268,860
Reinvested	216,837	3,031,385	2,230,945	31,188,618
Redeemed	(1,490,199)	(17,215,469)	(7,513,671)	(91,548,239)

Net Increase (Decrease)	3,418,559	$44,009,382	(3,794,449)	$(42,090,761)

Ten Months Ended October 31, 2007
Sold	1,976,397	$31,948,577	1,218,304	$19,688,178
Reinvested	7,861	131,510	257,650	4,318,217
Redeemed	(218,652)	(3,530,088)	(3,805,296)	(61,699,130)

Net Increase (Decrease)	1,765,606	$28,549,999	(2,329,342)	$(37,692,735)

Period Ended December 31, 2006:
Sold	140,128	$2,221,351	2,045,864	$31,639,086
Reinvested	4,659	72,026	3,416,262	50,980,024
Redeemed	(4,128)	(64,682)	(4,246,426)	(65,665,413)

Net Increase (Decrease)	140,659	$2,228,695	1,215,700	$16,953,697

Small Capitalization Growth
Year Ended October 31, 2008
Sold	2,361,701	$24,783,256	646,754	$6,671,952
Reinvested	—	—	—	—
Redeemed	(710,100)	(6,980,383)	(2,578,273)	(27,005,550)

Net Increase (Decrease)	1,651,601	$17,802,873	(1,931,519)	$(20,333,598)

Ten Months Ended October 31, 2007
Sold	1,002,654	$12,927,092	493,272	$6,297,962
Reinvested	—	—	—	—
Redeemed	(134,481)	(1,748,523)	(1,766,269)	(22,677,385)

Net Increase (Decrease)	868,173	$11,178,569	(1,272,997)	$(16,379,423)

Period Ended December 31, 2006:
Sold	75,962	$912,750	764,833	$8,980,757
Reinvested	—	—	—	—
Redeemed	(1,857)	(22,490)	(2,245,123)	(26,457,311)

Net Increase (Decrease)	74,105	$890,260	(1,480,290)	$(17,476,554)

Small Capitalization Value
Year Ended October 31, 2008
Sold	1,444,029	$26,235,024	12,894,581	$228,285,625
Reinvested	62,362	1,159,928	1,449,099	27,025,686
Redeemed	(589,766)	(10,315,042)	(6,735,394)	(120,122,049)

Net Increase (Decrease)	916,625	$17,079,910	7,608,286	$135,189,262

182	THE TARGET PORTFOLIO TRUST

	Class R*		Class T
	Shares	Amount	Shares	Amount
Ten Months Ended October 31, 2007
Sold	720,757	$15,410,198	6,056,104	$125,885,603
Reinvested	1,389	29,937	97,463	2,106,181
Redeemed	(83,923)	(1,794,034)	(3,102,154)	(66,325,817)

Net Increase (Decrease)	638,223	$13,646,101	3,051,413	$61,665,967

Period Ended December 31, 2006:
Sold	53,243	$1,106,981	3,381,311	$69,453,070
Reinvested	1,176	24,004	1,279,367	26,025,118
Redeemed	(2,575)	(53,057)	(2,645,214)	(53,787,615)

Net Increase (Decrease)	51,844	$1,077,928	2,015,464	$41,690,573

International Equity
Year Ended October 31, 2008
Sold	3,397,842	$47,390,921	1,158,108	$14,359,348
Reinvested	237,394	3,860,041	2,315,199	37,668,289
Redeemed	(1,024,230)	(13,321,156)	(4,499,788)	(62,080,925)

Net Increase (Decrease)	2,611,006	$37,929,806	(1,026,481)	$(10,053,288)

Ten Months Ended October 31, 2007
Sold	1,431,768	$25,704,541	574,281	$10,135,389
Reinvested	5,384	95,558	154,283	2,744,688
Redeemed	(205,842)	(3,742,756)	(2,517,161)	(44,875,833)

Net Increase (Decrease)	1,231,310	$22,057,343	(1,788,597)	$(31,995,756)

Period Ended December 31, 2006:
Sold	107,241	$1,751,259	1,056,436	$16,421,116
Reinvested	4,476	69,649	1,676,182	26,102,278
Redeemed	(5,073)	(80,505)	(2,851,896)	(44,533,853)

Net Increase (Decrease)	106,644	$1,740,403	(119,278)	$(2,010,459)

International Bond
Year Ended October 31, 2008:
Sold	—	$—	247,183	$2,097,222
Reinvested	—	—	—	—
Redeemed	—	—	(1,321,925)	(11,195,986)

Net Increase (Decrease)	—	$—	(1,074,742)	$(9,098,764)

Ten Months Ended October 31, 2007
Sold	—	$—	610,055	$5,021,348
Reinvested	—	—	—	—
Redeemed	—	—	(905,211)	(7,464,640)

Net Increase (Decrease)	—	$—	(295,156)	$(2,443,292)

Year Ended December 31, 2006:
Sold	—	$—	763,221	$6,238,031
Reinvested	—	—	171,149	1,352,078
Redeemed	—	—	(1,106,726)	(9,043,897)

Net Increase (Decrease)	—	$—	(172,356)	$(1,453,788)

THE TARGET PORTFOLIO TRUST	183

	Class R*		Class T
	Shares	Amount	Shares	Amount
Total Return Bond
Year Ended October 31, 2008:
Sold	4,964,690	$53,274,308	6,160,070	$66,865,625
Reinvested	171,830	1,830,430	920,683	9,909,999
Redeemed	(1,988,187)	(21,055,023)	(4,724,068)	(49,929,934)

Net Increase (Decrease)	3,148,333	$34,049,715	2,356,685	$26,845,690

Ten Months Ended October 31, 2007
Sold	2,343,516	$24,169,022	3,273,665	$33,912,911
Reinvested	28,530	295,200	585,973	6,082,603
Redeemed	(271,239)	(2,803,157)	(2,685,625)	(27,764,234)

Net Increase (Decrease)	2,100,807	$21,661,065	1,174,013	$12,231,280

Period Ended December 31, 2006:
Sold	153,639	$1,595,095	3,166,599	$32,628,443
Reinvested	394	4,078	674,025	6,952,147
Redeemed	(8,313)	(86,645)	(3,285,696)	(33,843,662)

Net Increase (Decrease)	145,720	$1,512,528	554,928	$5,736,928

Intermediate-Term Bond
Year Ended October 31, 2008:
Sold	—	$—	2,182,053	$22,926,973
Reinvested	—	—	1,031,563	10,817,173
Redeemed	—	—	(6,075,512)	(63,821,113)

Net Increase (Decrease)	—	$—	(2,861,896)	$(30,076,967)

Ten Months Ended October 31, 2007
Sold	—	$—	2,586,605	$26,040,464
Reinvested	—	—	857,943	8,698,808
Redeemed	—	—	(4,888,406)	(49,463,890)

Net Increase (Decrease)	—	$—	(1,443,858)	$(14,724,618)

Year Ended December 31, 2006:
Sold	—	$—	9,121,062	$92,017,701
Reinvested	—	—	1,092,531	11,032,073
Redeemed	—	—	(11,754,425)	(118,666,524)

Net Increase (Decrease)	—	$—	(1,540,832)	$(15,616,750)

Mortgage Backed Securities
Year Ended October 31, 2008:
Sold	—	$—	204,617	$2,057,259
Reinvested	—	—	442,622	4,354,324
Redeemed	—	—	(2,494,584)	(24,443,690)

Net Increase (Decrease)	—	$—	(1,847,345)	$(18,032,107)

Ten Months Ended October 31, 2007
Sold	—	$—	777,432	$7,731,632
Reinvested	—	—	309,345	3,073,764
Redeemed	—	—	(1,249,976)	(12,382,142)

Net Increase (Decrease)	—	$—	(163,199)	$(1,576,746)

184	THE TARGET PORTFOLIO TRUST

	CLASS R*		CLASS T
	SHARES	AMOUNT	SHARES	AMOUNT
Year Ended December 31, 2006:
Sold	—	$—	683,015	$6,808,481
Reinvested	—	—	377,117	3,754,874
Redeemed	—	—	(1,645,863)	(16,389,625)

Net Increase (Decrease)	—	$—	(585,731)	$(5,826,270)

*	Commencement of Class R shares, August 22, 2006

Note 7. Borrowings

The Trust (excluding U.S. Government Money Market), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolio utilized the line of credit during the year ended October 31, 2008. The average balance outstanding is for the number of days that the Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period
International Equity	$596,889	3.88%	18

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average daily balance of reverse repurchase agreements outstanding during the year ended October 31, 2008 in the Mortgage Backed Securities Portfolio was approximately $25,846,505 at a weighted average interest rate of approximately 3.09%. The average daily balance is for the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $31,687,000 as of July 31, 2008 which was 54% of total assets.

THE TARGET PORTFOLIO TRUST	185

Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/ performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

Note 9. Other

On October 6, 2008, the Board of Trustees approved the participation of the U.S. Government Money Market Portfolio in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008. On December 3, 2008, the Board of Trustees approved the Money Market Portfolio’s participation in the Program through April 30, 2009.

The Money Market Portfolio is responsible for payment of fees required to participate in the Program. Such fees are not subject to any waivers or expense limitation, if any, in effect for the Money Market Portfolio. The participation fee for the initial three-month term of the Program is 0.01% of the net asset value of the Money Market Portfolio as of September 19, 2008.

As a requirement of participation in the Program, the Money Market Portfolio has agreed to liquidate if its net asset value per share declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured. The Program’s guarantee only applies to the lesser of the number of shares owned as of the close of business on September 19, 2008 and the number of shares owned when a Guarantee Event occurs.

186	THE TARGET PORTFOLIO TRUST

Financial Highlights

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Year Ended October 31, 2008(f)	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$17.46	$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	.05	(.02)		.03
Net realized and unrealized gain (loss) on investments	(6.43)	2.31		1.30
Total from investment operations	(6.38)	2.29		1.33
Less dividends and distributions
Dividends from net investment income	(.02)	—		(.05)
Distributions from net realized gains	(.95)	(.14)		(.29)
Total dividends and distributions	(.97)	(.14)		(.34)
Net asset value, end of period	$10.11	$17.46		$15.31

TOTAL RETURN(a)	(38.48)%	14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$48,348	$31,982		$2,216
Average net assets (000)	$46,321	$14,059		$429
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.24%	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.74%	.68	%(c)	.75	%(c)
Net investment income (loss)	.35%	(.14	%)(c)	.28	%(c)
Portfolio turnover rate	101%	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	187

Financial Highlights (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Year Ended October 31, 2008(f)	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$17.55	$15.33		$14.60	$15.90	$15.39	$11.03
Income (loss) from investment operations
Net investment income (loss)	.13	.04		.08	.03	.07	(.01)
Net realized and unrealized gain (loss) on investments	(6.47)	2.32		1.18	1.06	.51	4.37
Total from investment operations	(6.34)	2.36		1.26	1.09	.58	4.36
Less dividends and distributions
Dividends from net investment income	(.07)	—	(d)	(.09)	(.02)	(.07)	—
Distributions from net realized gains	(.95)	(.14)		(.44)	(2.37)	—	—
Total dividends and distributions	(1.02)	(.14)		(.53)	(2.39)	(.07)	—
Net asset value, end of period	$10.19	$17.55		$15.33	$14.60	$15.90	$15.39

TOTAL RETURN(a)	(38.14)%	15.41%		8.67%	6.74%	3.78%	39.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$150,428	$313,718		$301,566	$307,835	$343,760	$348,385
Average net assets (000)	$237,628	$303,340		$299,597	$310,710	$345,413	$290,985
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.74%	.68	%(b)	.75%	.76%	.77%	.84%
Expenses, excluding distribution and service (12b-1) fees	.74%	.68	%(b)	.75%	.76%	.77%	.84%
Net investment income (loss)	.91%	.29	%(b)	.51%	.18%	.45%	(.09)%
Portfolio turnover rate	101%	81	%(c)	69%	246%	76%	49%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

188	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Year Ended October 31, 2008(g)	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.24	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.23	.15		.08
Net realized and unrealized gain (loss) on investments	(6.31)	.67		1.48
Total from investment operations	(6.08)	.82		1.56
Less dividends and distributions
Dividends from net investment income	(.22)	—	(f)	(.24)
Distributions from net realized gains	(1.16)	(.18)		(.79)
Total dividends and distributions	(1.38)	(.18)		(1.03)
Net asset value, end of period	$8.78	$16.24		$15.60

TOTAL RETURN(a)	(40.60)%	5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$46,778	$30,958		$2,194
Average net assets (000)	$46,282	$14,046		$445
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.21%	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.71%	.69	%(c)	.72	%(c)
Net investment income	1.90%	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	77%	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	189

Financial Highlights (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Year Ended October 31, 2008(e)	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
				2006(e)	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.31	$15.60		$15.11	$16.59	$14.13	$10.49
Income (loss) from investment operations
Net investment income	.30	.22		.28	.25	.21	.17
Net realized and unrealized gain (loss) on investments	(6.33)	.67		2.45	.80	2.45	3.64
Total from investment operations	(6.03)	.89		2.73	1.05	2.66	3.81
Less dividends and distributions
Dividends from net investment income	(.30)	—	(d)	(.29)	(.25)	(.20)	(.17)
Distributions from net realized gains	(1.16)	(.18)		(1.95)	(2.28)	—	—
Total dividends and distributions	(1.46)	(.18)		(2.24)	(2.53)	(.20)	(.17)
Net asset value, end of period	$8.82	$16.31		$15.60	$15.11	$16.59	$14.13

TOTAL RETURN(a)	(40.29)%	5.70%		19.34%	6.50%	18.87%	36.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$168,217	$372,900		$393,111	$362,253	$385,414	$316,131
Average net assets (000)	$279,413	$392,564		$371,251	$366,301	$346,319	$253,653
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.71%	.69	%(b)	.72%	.74%	.74%	.80%
Expenses, excluding distribution and service (12b-1) fees	.71%	.69	%(b)	.72%	.74%	.74%	.80%
Net investment income	2.40%	1.61	%(b)	1.79%	1.48%	1.43%	1.50%
Portfolio turnover rate	77%	48	%(c)	44%	90%	47%	56%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

190	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.73	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.03)	(.06)		—	(c)
Net realized and unrealized gain (loss) on investments	(6.53)	1.67		1.08
Total from investment operations	(6.56)	1.61		1.08
Net asset value, end of period	$7.17	$13.73		$12.12

TOTAL RETURN(a)	(47.78)%	13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$18,607	$12,942		$898
Average net assets (000)	$18,762	$5,725		$186
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(f)	1.30%	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.80%	.78	%(d)	.84	%(d)
Net investment loss	(.39)%	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	223%	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	191

Financial Highlights (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.82	$12.14		$11.28	$10.79	$9.38	$7.05
Income (loss) from investment operations
Net investment income (loss)	.02	(.01)		(.05)	(.07)	(.06)	(.06)
Net realized and unrealized gain (loss) on investments	(6.59)	1.69		.91	.56	1.47	2.39
Total from investment operations	(6.57)	1.68		.86	.49	1.41	2.33
Net asset value, end of period	$7.25	$13.82		$12.14	$11.28	$10.79	$9.38

TOTAL RETURN(a)	(47.54)%	13.84%		7.62%	4.54%	15.03%	33.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$58,235	$137,630		$136,422	$143,366	$158,757	$140,251
Average net assets (000)	$97,771	$136,851		$140,489	$144,034	$146,717	$116,632
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.80%	.78	%(b)	.84%	.91%	.90%	1.03%
Expenses, excluding distribution and service (12b-1) fees	.80%	.78	%(b)	.84%	.91%	.90%	1.03%
Net investment income (loss)	.17%	(.07	)%(b)	(.39)%	(.62)%	(.58)%	(.80)%
Portfolio turnover rate	223%	87	%(c)	96%	147%	107%	235%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

192	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.90	$20.46		$20.05
Income (loss) from investment operations
Net investment income	.19	.13		.14
Net realized and unrealized gain (loss) on investments	(6.55)	1.42		1.74
Total from investment operations	(6.36)	1.55		1.88
Less dividends and distributions
Dividends from net investment income	(.23)	—	(f)	(.18)
Distributions from net realized gains	(1.21)	(.11)		(1.29)
Total dividends and distributions	(1.44)	(.11)		(1.47)
Net asset value, end of period	$14.10	$21.90		$20.46

TOTAL RETURN(a)	(30.57)%	7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,660	$15,112		$1,061
Average net assets (000)	$22,626	$6,828		$217
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.30%	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.80%	.73	%(c)	.80	%(c)
Net investment income	.89%	.73	%(c)	1.37	%(c)
Portfolio turnover rate	54%	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	193

Financial Highlights (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$22.00	$20.47		$18.98	$21.84	$18.78	$13.23
Income (loss) from investment operations
Net investment income	.23	.25		.23	.18	.17	.03
Net realized and unrealized gain (loss) on investments	(6.53)	1.39		3.09	2.06	4.27	6.18
Total from investment operations	(6.30)	1.64		3.32	2.24	4.44	6.21
Less dividends and distributions
Dividends from net investment income	(.28)	—	(d)	(.22)	(.16)	(.17)	(.03)
Distributions from net realized gains	(1.21)	(.11)		(1.61)	(4.94)	(1.21)	(.63)
Total dividends and distributions	(1.49)	(.11)		(1.83)	(5.10)	(1.38)	(.66)
Net asset value, end of period	$14.21	$22.00		$20.47	$18.98	$21.84	$18.78

TOTAL RETURN(a)	(30.23)%	8.04%		17.72%	10.10%	24.02%	47.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$374,101	$411,690		$320,728	$259,115	$245,576	$205,989
Average net assets (000)	$414,364	$403,020		$290,505	$249,661	$218,487	$161,025
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.80%	.73	%(b)	.80%	.79%	.82%	.93%
Expenses, excluding distribution and service (12b-1) fees	.80%	.73	%(b)	.80%	.79%	.82%	.93%
Net investment income	1.38%	1.38	%(b)	1.17%	.81%	.86%	.15%
Portfolio turnover rate	54%	32	%(c)	36%	118%	22%	89%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

194	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.04	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.29	.33		.16
Net realized and unrealized gain (loss) on investments	(8.84)	3.68		1.66
Total from investment operations	(8.55)	4.01		1.82
Less dividends and distributions
Dividends from net investment income	(.31)	—		(.25)
Distributions from net realized gains	(2.19)	(.18)		(1.45)
Total dividends and distributions	(2.50)	(.18)		(1.70)
Net asset value, end of period	$8.99	$20.04		$16.21

TOTAL RETURN(a)	(48.30)%	24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$35,482	$26,811		$1,728
Average net assets (000)	$36,790	$11,612		$346
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.33%	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83%	.83	%(c)	.93	%(c)
Net investment income	2.12%	2.20	%(c)	.39	%(c)
Portfolio turnover rate	30%	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	195

Financial Highlights (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.13	$16.22		$13.99	$13.13	$11.53	$9.07
Income (loss) from investment operations
Net investment income	.36	.39		.29	.22	.15	.16
Net realized and unrealized gain (loss) on investments	(8.86)	3.70		3.68	1.59	1.59	2.43
Total from investment operations	(8.50)	4.09		3.97	1.81	1.74	2.59
Less dividends and distributions
Dividends from net investment income	(.41)	—		(.29)	(.28)	(.14)	(.13)
Distributions from net realized gains	(2.19)	(.18)		(1.45)	(.67)	—	—
Total dividends and distributions	(2.60)	(.18)		(1.74)	(.95)	(.14)	(.13)
Net asset value, end of period	$9.03	$20.13		$16.22	$13.99	$13.13	$11.53

TOTAL RETURN(a)	(47.99)%	25.33%		29.02%	14.12%	15.23%	28.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$123,970	$297,083		$268,314	$233,150	$230,300	$191,909
Average net assets (000)	$218,670	$277,744		$248,571	$221,543	$209,378	$153,435
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	.83%	.83	%(c)	.93%	.99%	1.00%	1.07%
Expenses, excluding distribution and service (12b-1) fees	.83%	.83	%(c)	.93%	.99%	1.00%	1.07%
Net investment income	2.49%	2.61	%(c)	1.73%	1.55%	1.27%	1.69%
Portfolio turnover rate	30%	37	%(d)	41%	123%	59%	47%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

196	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	INTERNATIONAL BOND PORTFOLIO
	Class T
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(d)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.33	$8.22		$8.33	$8.19	$8.45	$8.83
Income (loss) from investment operations
Net investment income	.28	.14		.19	.03	.26	.21
Net realized and unrealized gain (loss) on investments	(.48)	(.03)		(.03)	.27	.05	.26
Total from investment operations	(.20)	.11		.16	.30	.31	.47
Less dividends and distributions
Dividends from net investment income	—	—		(.26)	(.15)	(.48)	(.84)
Distributions from net realized gains	—	—		(.01)	(.01)	(.09)	(.01)
Total dividends and distributions	—	—		(.27)	(.16)	(.57)	(.85)
Net asset value, end of period	$8.13	$8.33		$8.22	$8.33	$8.19	$8.45

TOTAL RETURN(a)	(2.40)%	1.34%		1.84%	3.95%	3.71%	5.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$29,346	$39,011		$40,944	$42,912	$44,905	$38,553
Average net assets (000)	$35,921	$39,934		$41,174	$44,072	$43,199	$32,992
Ratios to average net assets(e)
Expenses, including distribution and service (12b-1) fees	1.15%	1.08	%(b)	1.19%	1.51%	1.49%	1.51%
Expenses, excluding distribution and service (12b-1) fees	1.15%	1.08	%(b)	1.19%	1.51%	1.49%	1.51%
Net investment income	3.16%	2.37	%(b)	2.32%	1.71%	2.15%	1.88%
Portfolio turnover rate	560%	595	%(c)	323%	223%	169%	235%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(e)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	197

Financial Highlights (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.54	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.46	.33		.12
Net realized and unrealized gain (loss) on investments	(.68)	.24		.01
Total from investment operations	(.22)	.57		.13
Less dividends and distributions
Dividends from net investment income	(.46)	(.34)		(.13)
Distributions from net realized gains	—	—		—
Total dividends and distributions	(.46)	(.34)		(.13)
Net asset value, end of period	$9.86	$10.54		$10.31

TOTAL RETURN(a)	(2.24)%	5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$53,218	$23,670		$1,503
Average net assets (000)	$42,474	$10,429		$246
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.23%	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.73%	.64	%(c)	.68	%(c)
Net investment income	4.39%	3.84	%(c)	3.46	%(c)
Portfolio turnover rate	697%	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

198	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.60	$10.38		$10.39	$10.64	$10.66	$10.73
Income (loss) from investment operations
Net investment income	.53	.39		.40	.38	.20	.33
Net realized and unrealized gain (loss) on investments	(.68)	.22		.03	(.12)	.31	.33
Total from investment operations	(.15)	.61		.43	.26	.51	.66
Less dividends and distributions
Dividends from net investment income	(.52)	(.39)		(.44)	(.43)	(.44)	(.36)
Distributions from net realized gains	—	—		—	(.08)	(.09)	(.37)
Total dividends and distributions	(.52)	(.39)		(.44)	(.51)	(.53)	(.73)
Net asset value, end of period	$9.93	$10.60		$10.38	$10.39	$10.64	$10.66

TOTAL RETURN(a)	(1.71)%	5.94%		4.27%	2.60%	4.73%	6.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$194,970	$183,262		$167,154	$161,675	$178,488	$158,148
Average net assets (000)	$206,986	$174,725		$162,621	$169,616	$170,073	$151,999
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.73%	.64	%(b)	.68%	.76%	.75%	.76%
Expenses, excluding distribution and service (12b-1) fees	.73%	.64	%(b)	.68%	.76%	.75%	.76%
Net investment income	4.86%	4.53	%(b)	4.14%	3.72%	1.82%	2.99%
Portfolio turnover rate	697%	421	%(c)	483%	366%	587%	445%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	199

Financial Highlights (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(e)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.25	$10.13		$10.18	$10.36	$10.46	$10.50
Income (loss) from investment operations
Net investment income	.44	.40		.43	.36	.19	.28
Net realized and unrealized gain (loss) on investments	.08	.11		(.03)	(.16)	.14	.19
Total from investment operations	.52	.51		.40	.20	.33	.47
Less dividends and distributions
Dividends from net investment income	(.50)	(.39)		(.45)	(.38)	(.24)	(.34)
Distributions from net realized gains	—	—		—	— (b)	(.19)	(.17)
Total dividends and distributions	(.50)	(.39)		(.45)	(.38)	(.43)	(.51)
Net asset value, end of period	$10.27	$10.25		$10.13	$10.18	$10.36	$10.46

TOTAL RETURN(a)	5.07%	5.13%		4.12%	1.88%	3.19%	4.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$204,548	$233,423		$245,223	$262,177	$297,982	$334,806
Average net assets (000)	$227,475	$235,800		$249,376	$278,441	$318,671	$343,466
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.60%	.58	%(c)	.64%	.63%	.64%	.68%
Expenses, excluding distribution and service (12b-1) fees	.60%	.58	%(c)	.64%	.63%	.64%	.68%
Net investment income	4.21%	4.71	%(c)	4.23%	3.48%	1.86%	2.64%
Portfolio turnover rate	395%	284	%(d)	134%	208%	133%	422%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

200	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Year Ended October 31, 2008		Ten Months Ended October 31, 2007(e)		Year Ended December 31,
					2006		2005		2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.95		$9.99		$10.10		$10.39		$10.45	$10.70
Income (loss) from investment operations
Net investment income	.63		.41		.44		.50		.36	.47
Net realized and unrealized gain (loss) on investments	(.66)		(.03)		(.07)		(.27)		.02	(.24)
Total from investment operations	(.03)		.38		.37		.23		.38	.23
Less dividends
Dividends from net investment income	(.66)		(.39)		(.48)		(.52)		(.44)	(.48)
Tax return of capital	—		(.03)		—		—		—	—
Total dividends	(.66)		(.42)		(.48)		(.52)		(.44)	(.48)
Net asset value, end of period	$9.26		$9.95		$9.99		$10.10		$10.39	$10.45

TOTAL RETURN(a)	(.36)%		3.89%		3.82%		2.29%		3.68%	2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$51,368		$73,581		$75,471		$82,195		$95,796	$107,072
Average net assets (000)	$64,999		$75,508		$77,483		$89,756		$103,055	$114,526
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%
Expenses, excluding distribution and service (12b-1) fees	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%
Net investment income	6.34%		4.91	%(c)	4.46%		4.91%		3.48%	4.43%
Portfolio turnover rate	338%		318	%(d)	471%		251%		279%	282%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been 0.70% for the year ended October 31, 2008, 0.76% for the ten months ended October 31, 2007, and 0.94% and 0.91%, respectively, for the fiscal years ended December 31, 2006 and 2005.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	201

Financial Highlights (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Class T
	Year Ended October 31, 2008	Ten Months Ended October 31, 2007(c)		Year Ended December 31,
				2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gain on investments	.026	.040		.043	.026	.008	.007
Less dividends and distributions	(.026)	(.040)		(.043)	(.026)	(.008)	(.007)
Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	2.63%	4.04%		4.36%	2.59%	.76%	.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$68,844	$67,067		$47,275	$57,207	$74,190	$98,464
Average net assets (000)	$91,457	$63,409		$47,990	$69,488	$94,854	$114,831
Ratios to average net assets(d)
Expenses, including distribution and service (12b-1) fees	.47%	.50	%(b)	.70%	.71%	.59%	.52%
Expenses, excluding distribution and service (12b-1) fees	.47%	.50	%(b)	.70%	.71%	.59%	.52%
Net investment income	2.42%	4.78	%(b)	4.25%	2.50%	.72%	.71%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(d)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

202	THE TARGET PORTFOLIO TRUST

Report of Independent Accountants

The Board of Trustees and Shareholders of The Target Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Target Portfolio Trust (comprised of Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, International Bond Portfolio, Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage Backed Securities Portfolio, and U.S. Government Money Market Portfolio, hereafter referred to as the “Funds”), including the portfolios of investments, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the ten-month period ended October 31, 2007 and the year ended December 31, 2006 and the financial highlights for the year then ended, the ten-month period ended October 31, 2007 and each of the years in the three-year period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2003 were audited by another independent registered public accounting firm, whose report dated February 24, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for the year then ended, the ten-month period ended October 31, 2007 and the year ended December 31, 2006 and the financial highlights for the year then ended, the ten-month period ended October 31, 2007 and each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 23, 2008

THE TARGET PORTFOLIO TRUST	203

Federal Tax Information (Unaudited)

For the fiscal period ended October 31, 2008, the tax character of dividends and distributions paid as reflected in the Statement of Changes in Net Assets was as follows:

		Ordinary Income	Long-Term Capital Gains
Large Capitalization Growth Portfolio	Class R	0.11	0.87
	Class T	0.15	0.87
Large Capitalization Value Portfolio	Class R	0.52	0.86
	Class T	0.60	0.86
Small Capitalization Value Portfolio	Class R	0.63	0.82
	Class T	0.68	0.82
International Equity Portfolio	Class R	1.04	1.46
	Class T	1.13	1.46
Total Return Bond Portfolio	Class R	0.46	—
	Class T	0.52	—
Intermediate-Term Bond Portfolio	Class T	0.50	—
Mortgage Backed Securities Portfolio	Class T	0.66	—
U.S. Government Money Market Portfolio	Class T	0.03	—

For federal income tax purposes, dividends from net investment income and distributions from short-term capital gain are taxable as ordinary income dividends. Long-term capital gain distributions are taxable as capital gain distributions.

As required by the Internal Revenue Code, the following percentages of ordinary income dividends and distributions paid for the fiscal period ended October 31, 2008 have been designated as 1) qualified for the reduced tax rate under The Job and Growth Tax Relief Reconciliation Act of 2003 (‘QDI’), 2) dividends received deduction eligible for corporate shareholders ("DRD"), 3) interest related dividends under the American Jobs Creation Act of 2004 (“QII”), and 4) short-term capital gain distributions under the American Jobs Creation Act of 2004 (“QSTCG”):

	QDI	DRD	QII	QSTCG
Large Capitalization Growth Portfolio	92.25%	88.14%	0.00%	82.16%
Large Capitalization Value Portfolio	60.19%	60.04%	0.00%	87.89%
Small Capitalization Value Portfolio	42.57%	42.21%	0.00%	94.27%
International Equity Portfolio	42.33%	0.00%	0.00%	94.84%
Total Return Bond Portfolio	0.00%	0.00%	100.00%	100.00%
Intermediate-Term Bond Portfolio	0.00%	0.00%	96.82%	45.11%
Mortgage Backed Securities Portfolio	0.00%	0.00%	90.20%	0.00%
U.S. Government Money Market Portfolio	0.00%	0.00%	100.00%	0.53%

Pursuant to Section 853 of the Internal Revenue Code, International Equity Portfolio designates $817,734 of foreign taxes paid and $8,972,804 of foreign source income in connection with dividends distributed from investment company taxable income for the period ended October 31, 2008.

Many states do not tax the portion of mutual fund dividends attributed to interest from U.S. Government obligations. Listed below is the percentage of interest earned by the following Portfolios from U.S. Government obligations for the fiscal period 2008.

204	THE TARGET PORTFOLIO TRUST

Federal Tax Information (Unaudited) (continued)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state’s taxing authorities.

Portfolio***	Percentage of interest from U.S. Government Obligations
Mortgaged Backed Securities Portfolio	14.33
Total Return Bond Portfolio	3.83
Intermediate-Term Bond Portfolio	1.46
U.S. Government Money Market Portfolio	23.22

***	Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude 2008 interest income from state and local taxes.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

THE TARGET PORTFOLIO TRUST	205

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen (1)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (56) Board Member Portfolios Overseen: 62	Managing Director (since April 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008)

Linda W. Bynoe (56) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley Co (broker- dealer).	Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Director of Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (banking) (since April 2006).

David E.A. Carson (74) Board Member Portfolios Overseen: 62	Director (since May 2008) of Liberty Bank; Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People’s Bank (1987 – 2000).	None.

Michael S. Hyland, CFA (63) Board Member Portfolios Overseen: 62	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).	None.

Robert E. La Blanc (74) Board Member Portfolios Overseen: 62	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

THE TARGET PORTFOLIO TRUST

Douglas H. McCorkindale (69) Board Member Portfolios Overseen: 62	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Stephen P. Munn (66) Board Member Portfolios Overseen: 62	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.

Richard A. Redeker (65) Board Member Portfolios Overseen: 62	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.

Robin B. Smith (69) Board Member & Independent Chair Portfolios Overseen: 62	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).

Stephen G. Stoneburn (65) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).	None.
Interested Board Members
Judy A. Rice (60) Board Member & President Portfolios Overseen: 62	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.	None.

THE TARGET PORTFOLIO TRUST

Robert F. Gunia (62) Board Member & Vice President Portfolios Overseen: 146	Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.	Director (since May 1989) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

[1]	The year that each individual joined the Fund’s Board is as follows:

Linda W. Bynoe, 2005; David E.A. Carson, 2003; Robert E. La Blanc, 1999; Douglas H. McCorkindale, 1996; Richard A. Redeker, 2003; Robin B. Smith, 2003; Stephen G. Stoneburn, 1999; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member and President since 2003; Robert F. Gunia, Board Member and Vice President since 1999.

THE TARGET PORTFOLIO TRUST

Fund Officers (a)(1)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (56) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (50) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1999-2004).

John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1997-2005).

Andrew R. French (46) Assistant Secretary	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (49) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (PIM) (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Mutual Fund Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).

THE TARGET PORTFOLIO TRUST

Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (44) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes interested Board Members who also serve as President or Vice President.

[1]	The year that each individual became an Officer of the Fund is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2004; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson 2007; Theresa C. Thompson, 2008; Noreen M. Fierro, 2006, Grace C. Torres, 2000; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Target Portfolio Trust (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008, and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

I. Renewal of Existing Management & Subadvisory Agreements

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of fund recordkeeping and compliance services to the Trust.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers; as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust and its Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

THE TARGET PORTFOLIO TRUST

The Board noted that none of the Trust’s subadvisers were affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Trust does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles over one-year, three-year, five-year, and, where applicable, ten-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers), as well as each Portfolio’s total expenses.

Intermediate-Term Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Intermediate Investment-Grade Debt Funds Performance Universe) was in the first quartile over the one- and three-year periods, and in the second quartile over the five- and ten-year periods. The Board noted that the Portfolio outperformed against its benchmark index over all periods. The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s second quartile and that the Portfolio’s total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

International Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper International Income Funds Performance Universe) was in the second quartile over the three-year period, but was in the fourth quartile over the one-, five- and ten-year periods. The Board noted that the Portfolio underperformed its benchmark index for all periods. The Board noted PI’s assertion that most of the other mutual funds included in the Peer Universe do not utilize a currency hedging strategy, which the Portfolio uses. Also, the Board considered PI’s assertion that the performance of the Portfolio suffered because of the Portfolio’s utilization of currency hedging and the weakness of the dollar during the periods under review. The Board further noted that in periods when the dollar was stronger, such as in 2005, the Portfolio had performed above the median of the Peer Universe.

THE TARGET PORTFOLIO TRUST

The Board also noted that the Portfolio’s current subadviser, Pacific Investment Management Company LLC (PIMCO), had assumed responsibility for the Portfolio in late 2004. In light of this, the Board concluded that it was reasonable to allow PIMCO to continue to create a performance record against which PIMCO should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the Portfolio.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

International Equity Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (a custom blend of mutual funds included in the Lipper Multi-Cap Core Funds and Large-Cap Core Funds Performance Universe)1 was in the first quartile over the one- and three-year periods, and was in the third quartile over the five- and ten-year periods. The Board noted that the Portfolio outperformed its benchmark index for all periods. The Board noted that the Portfolio’s current subadvisers (LSV Asset Management and Thornburg Investment Management, Inc.) had assumed responsibility for the Portfolio in 2005, and that the Portfolio’s recent performance was satisfactory. The Board concluded that, in light of the Portfolio’s recent competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s second quartile, and that total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Large Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe)2 was in the second quartile

[1]

The custom blend was utilized for performance comparisons, although Lipper classifies the Portfolio in its International Large-Cap Value Funds Performance Universe because PI believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

[2]

The Large-Cap Growth Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Portfolio in its Large-Cap Core Funds Performance Universe because PI believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

over the five- and ten-year periods, in the third quartile over the three-year period, and in the fourth quartile over the one-year period. The Board noted that the Portfolio outperformed its benchmark index over all periods except the one-year period. While the Board concluded that it would be in the interest of the Portfolio and its shareholders to renew the Agreement, it also decided to pursue strategic alternatives to address Portfolio performance.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Large Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Value Funds Performance Universe)3 was in the first quartile over the five-year period, in the second quartile over the ten-year period, in the third quartile over the three-year period, and in the fourth quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over all periods except the three-year period. The Board determined that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Mortgage Backed Securities Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper U.S. Mortgage Funds Performance Universe) was in the first quartile over the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio outperformed its benchmark index over all periods. The Board determined that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

[3]

The Large-Cap Value Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Fund in its Multi-Cap Value Funds Performance Universe because PI believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

THE TARGET PORTFOLIO TRUST

[4]	The factors considered by the Board in approving new subadvisory agreements for the Portfolio are discussed separately in Section II.
[5]

Although Lipper classifies the Portfolio in its Small-Cap Core Funds Performance Universe, the Small-Cap Value Funds Performance Universe was utilized for performance comparisons, because PI believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Small Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Small-Cap Growth Funds Performance Universe) was in the third quartile over the one-year period, and in the fourth quartile over the three-, five- and ten-year periods. The Board also noted that the Portfolio underperformed its benchmark index over all periods.

The Board considered that SIRG had recommended, and the Board had approved, the replacement of the existing subadvisers (RS Investment Management Company LLC and Transamerica Investment Management) with new subadvisers, and that the new subadvisers were expected to assume subadvisory responsibilities for the Portfolio later in 2008. Accordingly, the Board determined that it was in the interest of the Portfolio and its shareholders to renew the existing agreements on an interim basis, until the new subadvisers began to manage the Portfolio.4

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Small Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Small-Cap Value Funds Performance Universe)5 was in the first quartile over the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio outperformed against its benchmark index over all periods. The Board determined that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Total Return Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper Intermediate Investment-Grade Debt Funds Performance Universe)6 was in the first quartile over the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio outperformed its benchmark index over all periods. The Board determined that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s second quartile, and that total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

U.S. Government Money Market Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper U.S. Government Money Market Funds Performance Universe) was in the second quartile over the one- and three-year periods, in the first quartile over the five-year period, and in the third quartile over the ten-year period. The Board also considered that the Portfolio outperformed or performed competitively vis-à-vis the Portfolio benchmark average over all periods. The Board determined that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

[6]

Although Lipper classifies the Portfolio in its BBB-rated Corporate Debt Funds Performance Universe, the Intermediate Investment-Grade Debt Funds Performance Universe was utilized for performance comparisons, because PI believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

THE TARGET PORTFOLIO TRUST

II. Approval of New Subadvisory Agreements: Small Capitalization Growth Portfolio

At the meetings held on June 3-5, 2008, the Board, including all of the Independent Trustees, approved two new subadvisory agreements for the Small Capitalization Growth Portfolio of the Trust, as explained below.

Pursuant to a recommendation by PI, the Board approved a new subadvisory agreement between PI and Eagle Asset Management (“Eagle”) and the termination of the existing subadvisory agreement with RS Investment Management Co. LLC. (“RS”). Also pursuant to a recommendation by PI, the Board approved a new subadvisory agreement between PI and Ashfield Capital Partners LLC (“Ashfield”) and the termination of the existing subadvisory agreement with Transamerica Investment Management LLC (“Transamerica”). The Board noted that its renewal of the existing subadvisory agreements between PI and each of RS and Transamerica were intended only as interim renewals to permit PI to effect an orderly transition of subadvisory responsibilities from RS and Transamerica to Eagle and Ashfield, respectively.

Reasons for Recommending the New Subadvisory Agreements

PI recommended to the Board that it approve a new subadvisory agreement with Eagle and Ashfield with respect to the Small Capitalization Growth Portfolio of the Trust based on the Portfolio’s long-term underperformance. The Board considered an analysis prepared by SIRG and noted SIRG’s recommendation that the Portfolio would be better served in the future by switching subadvisers.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by RS and Transamerica under the current subadvisory agreements and those that would be provided by Eagle and Ashfield under the new subadvisory agreements, noting that the nature and extent of services under the existing and new agreements were generally similar in that RS, Transamerica, Eagle and Ashfield were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the Eagle and Ashfield management teams. The Board met with representatives from Eagle and Ashfield and reviewed the qualifications,

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Approval of Advisory Agreements (continued)

backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Eagle and Ashfield. The Board noted that it received a favorable compliance reports from the Trust’s CCO as to both Eagle and Ashfield.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by Eagle and Ashfield and that there was a reasonable basis on which to conclude that the Portfolio would benefit from the subadvisory services to be provided by Eagle and Ashfield under the new subadvisory agreements.

Performance of the Portfolio

The Board received and considered information regarding the performance of other investment companies managed by Eagle and Ashfield utilizing investment styles and strategies similar to that proposed for the Portfolio.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by PI to Eagle and Ashfield under the proposed new subadvisory agreements. The Board also considered, among other things, the fee rates payable to Eagle and Ashfield by other funds with investment objective similar to that of the Portfolio. The Board noted that PI pays the subadvisory fees, and therefore any change in the proposed subadvisory fee rates would not have any impact on the amount of fees paid by the Portfolio. Instead, any increase or decrease will increase or decrease, as applicable, the net fee rates retained by PI.

The Board concluded that the proposed subadvisory fee rates under the new subadvisory agreements were reasonable.

Subadvisers’ Profitability

Because the engagement of Eagle and Ashfield is new, there is no historical profitability with regard to their arrangements with the Portfolio. As a result, the Board did not consider this factor. The Board noted that profitability would be reviewed annually in connection with the review of advisory agreements.

THE TARGET PORTFOLIO TRUST

Economies of Scale

The Board noted that the proposed subadvisory fee schedules for the Portfolio contained breakpoints that would reduce the fee rate on assets above specified levels, noting that PI pays the subadvisory fees.

Other Benefits to the Subadvisers or their Affiliates from Serving as Subadviser

The Board considered potential ancillary benefits that might be received by Eagle and Ashfield and their affiliates as a result of its relationships with the Portfolio. The Board concluded that the potential benefits to be derived by Eagle and Ashfield included the ability to use soft dollar credits, brokerage commissions received by affiliates of Eagle or Ashfield, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits to be derived by PI and Eagle and Ashfield were consistent with the types of benefits generally derived by subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Portfolio and its shareholders.

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Growth of a $10,000 Investment

Large Capitalization Growth Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	–38.48%	N/A	N/A	–11.05% (8/22/06)
With TARGET Program Fee (Class T)	–39.03	–3.71%	–0.97%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	–38.48%	N/A	N/A	–11.05% (8/22/06)
Without TARGET Program Fee (Class T)	–38.14	–2.26%	0.52%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.49%; Class T, 0.74%. Net operating expenses apply to: Class R, 1.24%; Class T, 0.74%, after contractual reduction through 2/28/2010.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Large Capitalization Growth Portfolio (Class T) with a similar investment in the S&P 500 Index and the Russell 1000 Growth Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The S&P 500 Index is an index of 500 stocks of large U.S. companies. It gives a broad look at how U.S. stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of large-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Large Capitalization Value Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	–40.60%	N/A	N/A	–15.52% (8/22/06)
With TARGET Program Fee (Class T)	–41.14	–0.85%	0.68%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	–40.60%	N/A	N/A	–15.52% (8/22/06)
Without TARGET Program Fee (Class T)	–40.29	0.64%	2.19%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.46%; Class T, 0.71%. Net operating expenses apply to: Class R, 1.21%; Class T, 0.71%, after contractual reduction through 2/28/2010.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Large Capitalization Value Portfolio (Class T) with a similar investment in the S&P 500 Index and the Russell 1000 Value Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The S&P 500 Index is an index of 500 stocks of large U.S. companies. It gives a broad indication of how U.S. stock prices have performed. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of large-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Small Capitalization Growth Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	–47.78%	N/A	N/A	–17.85% (8/22/06)
With TARGET Program Fee (Class T)	–48.29	–5.92%	–3.07%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	–47.78%	N/A	N/A	–17.85% (8/22/06)
Without TARGET Program Fee (Class T)	–47.54	–4.51%	–1.61%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.55%; Class T, 0.80%. Net operating expenses apply to: Class R, 1.30%; Class T, 0.80%, after contractual reduction through 2/28/2010.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Small Capitalization Growth Portfolio (Class T) with a similar investment in the Russell 2000 Index and the Russell 2000 Growth Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Russell 2000 Index is a weighted index that comprises the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value. The Russell 2000 Growth Index comprises securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and higher forecasted growth values. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of small-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Small Capitalization Value Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	–30.57%	N/A	N/A	–8.78% (8/22/06)
With TARGET Program Fee (Class T)	–31.23	3.99%	8.46%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	–30.57%	N/A	N/A	–8.78% (8/22/06)
Without TARGET Program Fee (Class T)	–30.23	5.55%	10.09%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.55%; Class T, 0.80%. Net operating expenses apply to: Class R, 1.30%; Class T, 0.80%, after contractual reduction through 2/28/2010.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Small Capitalization Value Portfolio (Class T) with a similar investment in the Russell 2000 Index and the Russell 2000 Value Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Russell 2000 Index is a weighted index that comprises the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value. The Russell 2000 Value Index comprises securities in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of small-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

International Equity Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	–48.30%	N/A	N/A	–13.82% (8/22/06)
With TARGET Program Fee (Class T)	–48.73	2.30%	0.17%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	–48.30%	N/A	N/A	–13.82% (8/22/06)
Without TARGET Program Fee (Class T)	–47.99	3.83%	1.68%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.58%; Class T, 0.83%. Net operating expenses apply to: Class R, 1.33%; Class T, 0.83%, after contractual reduction through 2/28/2010.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET International Equity Portfolio (Class T) with a similar investment in the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ND Index)

THE TARGET PORTFOLIO TRUST

by portraying the initial account values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The MSCI EAFE ND Index is a weighted index of performance that reflects stock price movements in Europe, Australasia, and the Far East. The MSCI EAFE ND Index is unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in the MSCI EAFE ND Index may differ substantially from the securities in the Portfolio. The MSCI EAFE ND Index is not the only one that may be used to characterize performance of international equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

International Bond Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years
With TARGET Program Fee (Class T)	–3.85%	0.32%	0.35%

	One Year	Five Years	Ten Years
Without TARGET Program Fee (Class T)	–2.40%	1.84%	1.87%

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class T, 1.15%. Net operating expenses apply to: Class T, 1.15%.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET International Bond Portfolio (Class T) with a similar investment in the Citigroup Non-U.S. World Government Bond Index–Hedged (Citigroup Non-U.S. WGBI–Hedged) by portraying the initial account values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The

THE TARGET PORTFOLIO TRUST

graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Citigroup Non-U.S. WGBI–Hedged is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. The index’s total return include the reinvestment of all dividends, but does not include the effect of sales charges, operating expenses, or taxes. The return would be lower if it included the effect of sales charges, operating expenses, or taxes. The securities in the index may differ substantially from the securities in the Portfolio. The index is not the only one that may be used to characterize performance of international bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Total Return Bond Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	–2.24%	N/A	N/A	2.06% (8/22/06)
With TARGET Program Fee (Class T)	–3.13	1.87%	3.45%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	–2.24%	N/A	N/A	2.06% (8/22/06)
Without TARGET Program Fee (Class T)	–1.71	3.42%	5.02%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.48%; Class T, 0.73%. Net operating expenses apply to: Class R, 1.23%; Class T, 0.73%, after contractual reduction through 2/28/2010.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Total Return Bond Portfolio (Class T) with a similar investment in the Barclays Capital U.S. Aggregate Bond Index by portraying the initial account values at the

THE TARGET PORTFOLIO TRUST

beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed. This index is unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. This index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Intermediate-Term Bond Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years
With TARGET Program Fee (Class T)	3.48%	2.52%	3.66%

	One Year	Five Years	Ten Years
Without TARGET Program Fee (Class T)	5.07%	4.09%	5.23%

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class T, 0.60%. Net operating expenses apply to: Class T, 0.60%.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Intermediate-Term Bond Portfolio (Class T) with a similar investment in the Barclays Capital Intermediate Government/Credit Bond Index by portraying the initial account values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

THE TARGET PORTFOLIO TRUST

The Barclays Capital Intermediate Government/Credit Bond Index is a weighted index comprising securities issued by the U.S. government and its agencies and securities publicly issued by corporations with 1 to 10 years remaining to maturity and rated investment grade. The Barclays Capital Intermediate Government/Credit Bond Index is unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in the Barclays Capital Intermediate Government/Credit Bond Index may differ substantially from the securities in the Portfolio. The Barclays Capital Intermediate Government/Credit Bond Index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Mortgage Backed Securities Portfolio

Average Annual Total Returns as of 10/31/08
	One Year	Five Years	Ten Years
With TARGET Program Fee (Class T)	–1.84%	1.32%	2.78%

	One Year	Five Years	Ten Years
Without TARGET Program Fee (Class T)	–0.36%	2.86%	4.34%

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class T, 1.94%. Net operating expenses apply to: Class T, 1.94%.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Mortgage Backed Securities Portfolio (Class T) with a similar investment in the Barclays Capital Mortgage-Backed Securities Index and the Citigroup Mortgage-Backed Securities Index by portraying the initial account values at the beginning of the 10-year period (October 31, 1998) and the account values at the end of the current fiscal year (October 31, 2008), as measured on a

THE TARGET PORTFOLIO TRUST

quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Barclays Capital Mortgage-Backed Securities Index is a market capitalization-weighted index of 15-year and 30-year fixed-rate securities backed by the mortgage pools of the GNMA, the FNMA, and the FHLMC, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an index of 30- and 15-year mortgage-related securities issued by U.S. government agencies. It gives a broad indication of how mortgage-backed securities have performed. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Ashfield Capital Partners, LLC	750 Battery Street Suite 600 San Francisco, CA 94111

	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	75 14th Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	255 State Street Boston, MA 02109

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	Lee Munder Investments Ltd.	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02109

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Mortgage Backed Securities (Class T)	TGMBX	875921702
Large Capitalization Growth (Class T)	TALGX	875921207	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class T)	TALVX	875921108
Small Capitalization Growth (Class T)	TASGX	875921405	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	International Bond (Class T)	TIBPX	875921876
Total Return Bond (Class R)	TTBRX	875921819	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class T)	TATBX	875921884	U.S. Govt Money Market (Class T)	PUGXX	875921603
TMF158E    IFS-A159497    Ed. 12/2008

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended October 31, 2008 and fiscal period January 1, 2007 through October 31, 2007, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $353,498 and $288,816, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal year ended October 31, 2008 and fiscal period January 1, 2007 through October 31, 2007. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2008 and fiscal period January 1, 2007 through October 31, 2007 was $0 and $44,700, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 19, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 19, 2008

*	Print the name and title of each signing officer under his or her signature.